IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

April 30, 2009

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Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers thirteen Portfolios of the Trust.

Domestic Equity Portfolios

  Ivy Funds VIP Core Equity seeks capital growth and income.

  Ivy Funds VIP Growth seeks capital growth, with current income as a secondary objective.

  Ivy Funds VIP Micro Cap Growth seeks long-term capital appreciation.

  Ivy Funds VIP Mid Cap Growth seeks to provide growth of your investment.

  Ivy Funds VIP Small Cap Growth seeks growth of capital.

  Ivy Funds VIP Small Cap Value seeks long-term accumulation of capital.

  Ivy Funds VIP Value seeks long-term capital appreciation.

Global/International Portfolios

  Ivy Funds VIP International Growth seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

  Ivy Funds VIP International Value seeks long-term capital growth.

Specialty Portfolios

  Ivy Funds VIP Asset Strategy seeks high total return over the long term.

  Ivy Funds VIP Balanced seeks, as a primary objective, to provide current income to the extent that, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

  Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

  Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

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Fund Overviews
Domestic Equity Portfolios
Global/International Portfolios
Specialty Portfolios
More about the Portfolios
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolios
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND OVERVIEWS

General Information

The following sections are the Fund Overviews - one for each of the thirteen Portfolios. Each Fund Overview provides specific information about the applicable Portfolio, including information regarding the Portfolio's investment objective(s), principal strategies, principal risks, performance and fees. Each Portfolio's investment objective(s) can be changed by the Trust's Board of Trustees without shareholder approval. You can use these Fund Overviews to compare the Portfolios with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "More about the Portfolios." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolios indirectly through their Policies (Policyowners).

The Fund Overviews contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its objective(s) or that a Portfolio's performance will be positive for any period of time.

DOMESTIC EQUITY PORTFOLIOS

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IVY FUNDS VIP CORE EQUITY

(formerly, W&R Target Core Equity Portfolio)

OBJECTIVES

Ivy Funds VIP Core Equity seeks capital growth and income.

PRINCIPAL STRATEGIES

Ivy Funds VIP Core Equity seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap domestic and foreign companies with dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $8 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company. The Portfolio also may invest up to 20% of its net assets in foreign securities.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It attempts to select securities with growth and income possibilities by looking at many factors that may include a company's:

  projected long-term earnings power compared to market expectations over a multi-year horizon competitive position in the global economy
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments or has performed below WRIMCO's expectations regarding its long-term earnings potential. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Core Equity. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Core Equity may be appropriate for investors who seek capital growth and income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Core Equity by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%
2004	9.57%
2005	9.01%
2006	16.99%
2007	14.03%
2008	-34.77%

In the period shown in the chart, the highest quarterly return was 11.97% (the fourth quarter of 2001) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Core Equity	-34.77%	0.77%	-0.01%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average[2]	-38.76%	-2.91%	-1.62%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Core Equity. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.65% and the Total Annual Portfolio Operating Expenses would have been 0.96%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,237

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IVY FUNDS VIP GROWTH

(formerly, W&R Target Growth Portfolio)

OBJECTIVES

Ivy Funds VIP Growth seeks capital growth, with current income as a secondary objective.

PRINCIPAL STRATEGIES

Ivy Funds VIP Growth seeks to achieve its primary objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to mid-cap sized domestic and, to a lesser extent, foreign companies that WRIMCO, the Portfolio's investment manager, believes have appreciation possibilities. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Although WRIMCO anticipates the majority of the Portfolio's investments to be in large-cap companies (typically, companies with market capitalizations of at least $8 billion), the Portfolio may invest in companies of any size.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on companies with sustainable competitive advantages in their industries and typically also considers the following factors:

  the company's market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

WRIMCO also may analyze the demands of investors for the security relative to its price. WRIMCO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, WRIMCO may sell a security when, in WRIMCO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Growth may be appropriate for investors seeking long-term investment growth. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%
2004	3.31%
2005	11.23%
2006	5.04%
2007	25.81%
2008	-36.27%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -20.44% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Growth	-36.27%	-0.65%	0.90%
Russell 1000® Growth Index[1]	-38.44%	-3.42%	-4.26%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average[2]	-41.68%	-3.88%	-2.87%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.67% and the Total Annual Portfolio Operating Expenses would have been 0.97%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$553	$1,225

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IVY FUNDS VIP MICRO CAP GROWTH

(formerly, W&R Target Micro Cap Growth Portfolio)

OBJECTIVE

Ivy Funds VIP Micro Cap Growth seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Ivy Funds VIP Micro Cap Growth seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with market capitalizations below $1 billion. The Portfolio's investment in equity securities may include common stocks that are part of initial public offerings, or IPOs. The Portfolio primarily invests in common stock but also may invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates, LLC (WSA), the Portfolio's investment subadvisor, utilizes a bottom-up stock selection process and seeks to invest in securities of companies that it believes show improving profitability, sustainable earnings growth potential, fundamental strength and management vision.

Generally, in determining whether to sell a security, WSA uses the same type of analysis that it uses in buying securities. For example, WSA may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, when more attractive investment opportunities arise, when WSA believes a company's valuation has become unattractive relative to industry leaders and industry-specific metrics, to reduce the Portfolio's holding in that security or its exposure to a particular sector, or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Micro Cap Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the impact of the Portfolio's investments in IPOs
  WSA's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small-sized companies may be greater than that for medium or large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations. Furthermore, when the economy enters a recession, there tends to be a "flight to quality," which may exacerbate the increased risk and greater price volatility normally associated with smaller companies.

Due to the nature of the Portfolio's permitted investments, primarily stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as micro cap securities may cause the Portfolio to experience more volatility than a fund with greater diversification.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Micro Cap Growth may be appropriate for investors seeking long-term capital appreciation from investments in faster-growing, potentially more volatile companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Micro Cap Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Micro-Cap Growth Portfolio which was reorganized as the W&R Target Micro Cap Growth Portfolio on September 22, 2003. On July 31, 2008, the name of the Portfolio was changed to Ivy Funds VIP Micro Cap Growth. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus Micro Cap Growth Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	148.76%
2000	-21.05%
2001	-11.33%
2002	-43.64%
2003	54.41%
2004	10.05%
2005	20.87%
2006	12.26%
2007	6.49%
2008	-48.04%

In the period shown in the chart, the highest quarterly return was 82.84% (the fourth quarter of 1999) and the lowest quarterly return was -34.64% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Micro Cap Growth	-48.04%	-3.74%	2.27%
Russell 2000® Growth Index[1]	-38.56%	-2.37%	-0.76%
Russell Micro Cap Growth Index[1,3]	-44.65%	-7.95%	N/A
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	-41.12%	-3.06%	0.49%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

3The Russell Micro Cap Growth Index has been added as an additional comparative broad-based index for the Portfolio.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Micro Cap Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.95%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.16%
Total Annual Portfolio Operating Expenses	1.36%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$138	$431	$745	$1,635

____________________________________________________________________________________

IVY FUNDS VIP MID CAP GROWTH

(formerly, W&R Target Mid Cap Growth Portfolio)

OBJECTIVE

Ivy Funds VIP Mid Cap Growth seeks to provide growth of your investment.

PRINCIPAL STRATEGIES

Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO, the Portfolio's investment manager, believes offer above-average growth potential. Under normal market conditions, the Portfolio invests at least 80% of its net assets in the securities of mid-cap companies, which typically are companies with market capitalizations that range between $1 billion and $18 billion.

In selecting securities for the Portfolio, WRIMCO emphasizes a bottom-up approach and may look at a number of factors in its consideration of a company, such as:

  new or innovative products or services
  adaptive or creative management
  strong financial and operational capabilities to sustain growth stable and consistent revenue, earnings and cash flow
  market potential
  profit potential

Generally, in determining whether to sell a security, WRIMCO considers many factors, including excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Mid Cap Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing a majority of the Portfolio's holdings in a single asset class such as mid cap securities may cause the Portfolio to experience more volatility than a fund invested with greater diversification.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Mid Cap Growth may be appropriate for investors who are seeking growth through a mutual fund which is primarily invested in mid-cap companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Mid Cap Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	8.56%
2007	12.62%
2008	-36.23%

In the period shown in the chart, the highest quarterly return was 7.48% (the first quarter of 2006) and the lowest quarterly return was -22.11% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

		Life of
	1 Year	Portfolio*
Shares of Ivy Funds VIP Mid Cap
Growth (began on 4-28-05)	-36.23%	-1.50%
Russell Mid-Cap Growth Index[1]	-44.32%	-5.42%
Lipper Variable Annuity Mid-Cap Growth
Funds Universe Average[2]	-45.24%	-4.94%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Mid Cap Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	1.24%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.84% and the Total Annual Portfolio Operating Expenses would have been 1.23%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$126	$393	$681	$1,500

____________________________________________________________________________________

IVY FUNDS VIP SMALL CAP GROWTH

(formerly, W&R Target Small Cap Growth Portfolio)

OBJECTIVE

Ivy Funds VIP Small Cap Growth seeks growth of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Small Cap Growth seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Portfolio, WRIMCO, the Portfolio's investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales/positive cash flows
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Small Cap Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap equities may cause the Portfolio to experience more volatility than a fund invested with greater diversification among asset classes.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Small Cap Growth may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Small Cap Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%
2004	14.29%
2005	12.88%
2006	5.05%
2007	13.52%
2008	-39.18%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap
Growth	-39.18%	-1.32%	2.66%
Russell 2000® Growth Index[1]	-38.56%	-2.37%	-0.76%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	-41.12%	-3.06%	0.49%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Small Cap Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

____________________________________________________________________________________

IVY FUNDS VIP SMALL CAP VALUE

(formerly, W&R Target Small Cap Value Portfolio)

OBJECTIVE

Ivy Funds VIP Small Cap Value seeks long-term accumulation of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Small Cap Value seeks to achieve its objective by investing primarily in various types of equity securities of small cap companies. Under normal market conditions, at least 80% of the Portfolio's net assets will be invested, at the time of purchase, in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. These equity securities will consist primarily of common stocks, some of which may be offered in IPOs.

In selecting securities for the Portfolio, WRIMCO, the Portfolio's investment manager, emphasizes a bottom-up approach that focuses on securities that, in WRIMCO's opinion, have favorable prospects but low to moderate expectations implicit in the stock price. WRIMCO may look at a number of factors in its consideration of a security, such as:

  the "intrinsic value" of the company in comparison to its stock price historical and projected financial performance
  free cash flow generation
  industry characteristics and potential
  market conditions
  competitive strategy
  management history
  financial condition of the company

"Intrinsic value" is the perceived realizable market value, determined through WRIMCO's analysis of a company's financial statements and an estimate of the present value of future cash flows.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including realized valuation, deterioration in fundamentals, change in management or strategy, macro factors, or loss-limit strategies. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Small Cap Value. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Portfolio the value of a security believed by WRIMCO to be undervalued may never reach what WRIMCO believes is its full value, or such security's value may decrease the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap equities may cause the Portfolio to experience more volatility than a fund invested with greater diversification among asset classes.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Small Cap Value may be appropriate for investors seeking long-term accumulation of capital who are willing to accept greater risks than are present with other mutual funds. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Small Cap Value by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus Small Company Value Portfolio which was reorganized as the W&R Target Small Cap Value Portfolio on September 22, 2003. The Portfolio changed its name to Ivy Funds VIP Small Cap Value effective July 31, 2008. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus Small Company Value Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

State Street Research & Management served as the investment subadvisor to Ivy Funds VIP Small Cap Value until January 31, 2005, when BlackRock Financial Management, Inc. became the Portfolio's investment subadvisor. From January 20, 2006 to March 24, 2008, BlackRock Capital Management, Inc., an affiliate of BlackRock Financial Management, Inc., served as the Portfolio's investment subadvisor. On March 24, 2008, WRIMCO, the Portfolio's investment manager, assumed direct investment management responsibilities for the Portfolio.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	-3.07%
2000	28.00%
2001	15.58%
2002	-19.98%
2003	49.48%
2004	15.02%
2005	4.15%
2006	16.84%
2007	-4.13%
2008	-26.13%

In the period shown in the chart, the highest quarterly return was 22.17% (the second quarter of 2003) and the lowest quarterly return was -27.13% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap Value	-26.13%	-0.18%	5.45%
Russell 2000® Value Index[1]	-28.94%	0.25%	6.12%
Lipper Variable Annuity Small-Cap
Value Funds Universe Average[2]	-32.92%	-0.31%	5.43%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Small Cap Value. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

____________________________________________________________________________________

IVY FUNDS VIP VALUE

(formerly, W&R Target Value Portfolio)

OBJECTIVE

Ivy Funds VIP Value seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Ivy Funds VIP Value seeks to achieve its objective by investing in the common stocks of primarily large-cap, under-valued domestic and, to a lesser extent, foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, the Portfolio's investment manager, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio generally invests in large-cap companies (typically, companies with market capitalizations of at least $8 billion), it may invest in securities of any size company. The Portfolio seeks to be diversified across economic sectors in an effort to manage risk.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Portfolio, WRIMCO evaluates market risk, interest rate trends and the economic climate. It then considers numerous factors in its analysis of individual issuers and their stocks, which may include the following:

  intrinsic value of the company not reflected in the stock price historical earnings growth
  future expected earnings growth
  company's position in its industry
  industry conditions
  competitive strategy
  management capabilities
  free cash flow potential
  internal or external catalysts for change

WRIMCO will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO's expectations. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Value. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the value of a security believed by WRIMCO to be undervalued may never reach what WRIMCO believes is its full value, or such security's value may decrease the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Value may be appropriate for investors who seek long-term capital appreciation. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Value by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2002	-12.70%
2003	25.11%
2004	14.70%
2005	4.42%
2006	16.88%
2007	1.90%
2008	-33.81%

In the period shown in the chart, the highest quarterly return was 12.95% (the fourth quarter of 2003) and the lowest quarterly return was -18.24% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

			Life of
	1 Year	5 Years	Portfolio*
Shares of Ivy Funds VIP
Value (began on 05-01-2001)	-33.81%	-1.14%	0.66%
Russell 1000® Value Index[1]	-36.85%	-2.18%	-1.64%
Lipper Variable Annuity Large-Cap
Value Funds Universe Average[2]	-37.09%	-2.18%	-1.64%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Value. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.02%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.01%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$104	$325	$563	$1,248

GLOBAL/INTERNATIONAL PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP INTERNATIONAL GROWTH

(formerly, W&R Target International Growth Portfolio)

OBJECTIVES

Ivy Funds VIP International Growth seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

PRINCIPAL STRATEGIES

Ivy Funds VIP International Growth seeks to achieve its objectives by investing primarily in common stocks of foreign companies that WRIMCO, the Portfolio's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, with an emphasis on issuers or companies located in Continental Europe, the United Kingdom and Japan. The Portfolio may invest in companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including:

  a company's competitive position and its sustainability
  a company's growth and earnings potential and valuation
  a company's financials, including cash flow and balance sheet management of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques in seeking to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP International Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in foreign securities involves a number of economic, financial, and political risks that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP International Growth may be appropriate for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP International Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	65.58%
2000	-23.66%
2001	-22.23%
2002	-18.15%
2003	24.90%
2004	14.00%
2005	16.47%
2006	20.99%
2007	21.29%
2008	-42.15%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -21.32% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP
International Growth	-42.15%	2.43%	1.26%
MSCI EAFE Growth Index[1]	-42.70%	1.43%	-1.30%
Lipper Variable Annuity International
Growth Funds Universe Average[2]	-46.61%	1.74%	1.18%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP International Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.21%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.82% and the Total Annual Portfolio Operating Expenses would have been 1.18%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

____________________________________________________________________________________

IVY FUNDS VIP INTERNATIONAL VALUE

(formerly, W&R Target International Value Portfolio)

OBJECTIVE

Ivy Funds VIP International Value seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP International Value seeks to achieve its objective by investing primarily in equity securities of small, medium and large-sized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign equity securities and at least 65% of its total assets in issuers of at least three foreign countries.

In selecting equity securities for the Portfolio, Templeton Investment Counsel LLC (Templeton), the Portfolio's investment subadvisor, performs a bottom-up, value-oriented company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton employs a long-term approach and concentrates on the market price of a company relative to its view regarding the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's historical value measures, including price/earnings ratios, profit margins and asset value.

Generally, in determining whether to sell a security, Templeton uses the same type of analysis that it uses in buying securities. For example, Templeton may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's holding in that security, or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP International Value. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  Templeton's skill in evaluating and selecting securities for the Portfolio recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuations or inexperienced management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP International Value may be appropriate for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP International Value by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. Effective December 1, 2004, the name of the Portfolio changed to International Value Portfolio. Effective July 31, 2008, the name of the Portfolio changed to Ivy Funds VIP International Value. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus International Stock Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%
2004	22.68%
2005	11.16%
2006	29.61%
2007	9.88%
2008	-42.26%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP
International Value	-42.26%	2.32%	3.93%
MSCI AC World ex U.S.A. Index[1]	-45.24%	3.00%	2.27%
Lipper Variable Annuity International
Value Funds Universe Average[2]	-43.63%	0.87%	1.82%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP International Value. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

SPECIALTY PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP ASSET STRATEGY

(formerly, W&R Target Asset Strategy Portfolio)

OBJECTIVE

Ivy Funds VIP Asset Strategy seeks high total return over the long term.

PRINCIPAL STRATEGIES

Ivy Funds VIP Asset Strategy seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although WRIMCO, the Portfolio's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or U.S. government securities, with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Portfolio's total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB or below by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or Ba or below by Moody's Investors Service, Inc. (Moody's), or unrated bonds determined by WRIMCO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Portfolio may invest in domestic and foreign securities; the Portfolio may invest up to 100% of its total assets in foreign securities.

WRIMCO may allocate the Portfolio's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. WRIMCO may exercise a flexible strategy in the selection of securities, and the Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Portfolio may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Portfolio may invest in any market that WRIMCO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, WRIMCO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, WRIMCO seeks attractive opportunities within each market.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including a deterioration in a company's fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, and company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. WRIMCO may also sell a security if the price of the security reaches what WRIMCO believes is fair value, to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

WRIMCO may, when consistent with the Portfolio's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). WRIMCO may use derivatives to seek to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Portfolio.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Asset Strategy. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Portfolio holds an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

As noted, the Portfolio may invest up to 100% of its total assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Portfolio in high-yield/high-risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Funds VIP Asset Strategy may be appropriate for you. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Asset Strategy by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%
2004	13.30%
2005	24.27%
2006	20.15%
2007	44.11%
2008	-25.79%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -18.60% (the third quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Asset Strategy	-25.79%	12.59%	10.95%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Citigroup Broad
Investment Grade Index[1]	7.02%	5.11%	5.86%
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[1]	3.05%	3.66%	3.72%
Lipper Variable Annuity
Flexible Portfolio Funds
Universe Average[2]	-21.53%	0.79%	4.04%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Asset Strategy. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.05%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.04%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

____________________________________________________________________________________

IVY FUNDS VIP BALANCED

(formerly, W&R Target Balanced Portfolio)

OBJECTIVES

Ivy Funds VIP Balanced seeks, as a primary objective, to provide current income to the extent that, in the opinion of WRIMCO, the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Balanced invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio's debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Portfolio may invest in both domestic and, to a lesser extent, foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of the stock. WRIMCO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, WRIMCO will consider whether the security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Balanced. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed-income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, which also may cause a decrease in the Portfolio's investment income the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Balanced may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Balanced by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%
2004	8.93%
2005	5.01%
2006	11.21%
2007	13.67%
2008	-21.00%

In the period shown in the chart, the highest quarterly return was 8.80% (the second quarter of 2003) and the lowest quarterly return was -10.91% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Balanced	-21.00%	2.70%	3.30%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Citigroup Treasury/Govt
Sponsored/Credit Index[1]	6.08%	4.81%	5.74%
Lipper Variable Annuity Mixed-Asset
Target Allocation Growth
Funds Universe Average[2]	-29.60%	-0.56%	0.87%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Balanced. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

____________________________________________________________________________________

IVY FUNDS VIP GLOBAL NATURAL RESOURCES

(formerly, W&R Target Global Natural Resources Portfolio)

OBJECTIVE

Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

PRINCIPAL STRATEGIES

Ivy Funds VIP Global Natural Resources invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Portfolio's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio's assets in North America, international exposure may exceed 50% of the Portfolio's total assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Portfolio's total assets. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Global Natural Resources. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected many of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Portfolio can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Portfolio could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the level of the Portfolio's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Global Natural Resources may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Global Natural Resources by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	25.49%
2007	43.50%
2008	-61.46%

In the period shown in the chart, the highest quarterly return was 15.35% (the first quarter of 2006) and the lowest quarterly return was -41.06% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	Life of
	1 Year	Portfolio*
Shares of Ivy Funds VIP Global
Natural Resources (began on 4-28-05)	-61.46%	-3.57%
MSCI Commodity-Related Index[1]	-42.20%	6.67%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	-47.18%	4.05%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Global Natural Resources. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.43%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%
2008	-33.89%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science
and Technology	-33.89%	3.87%	8.62%
S&P North American Technology
Sector Index[1]	-43.32%	-5.38%	-5.21%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	-45.44%	-4.92%	-1.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

MORE ABOUT THE PORTFOLIOS

____________________________________________________________________________________

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Core Equity: The Portfolio seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality domestic and foreign companies that WRIMCO believes are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objectives.

WRIMCO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, WRIMCO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, WRIMCO seeks to invest in what it believes to be dominant companies that will benefit from these trends; including companies that WRIMCO believes have long-term earnings potential greater than the market expectations. Through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP Core Equity is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Ivy Funds VIP Growth: The Portfolio seeks to achieve its primary objective of capital growth and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented domestic and, to a lesser extent, foreign companies that WRIMCO believes have appreciation possibilities. There is no guarantee, however, that the Portfolio will achieve its objectives.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, proprietary technology or distribution advantages. WRIMCO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, WRIMCO typically concentrates on profitability, capital intensity, cash flow and calculation measures, as well as earnings growth rates. WRIMCO's fundamental research effort seeks to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (that is, demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP Growth is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Micro Cap Growth: The Portfolio seeks to achieve its objective of long-term capital appreciation by investing primarily in various types of equity securities of primarily domestic and, to a lesser extent, foreign micro cap companies. Micro cap companies typically are companies with market capitalizations below $1 billion. The Portfolio may occasionally invest in equity securities of larger companies. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio considers a company's capitalization at the time the Portfolio acquires the company's equity securities. Equity securities of a company whose capitalization exceeds the micro cap range after purchase will not be sold solely because of its increased capitalization.

In selecting equity securities for the Portfolio, WSA primarily looks to a company's improving profitability and potential for sustainable earnings growth. In selecting securities with earnings growth potential, WSA may consider such factors as a company's competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain its current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that WSA believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

The Portfolio's investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

For temporary defensive purposes, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Micro Cap Growth is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Mid Cap Growth: The Portfolio seeks to achieve its objective of growth of your investment by investing primarily in a diversified portfolio of domestic and, to a lesser extent, foreign mid cap companies that WRIMCO believes offer above-average growth potential. The Portfolio primarily focuses on mid cap growth companies that WRIMCO believes have the potential to become a large cap company. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $18 billion. For this purpose, WRIMCO considers a company's capitalization at the time the Portfolio acquires the company's securities. Companies whose capitalization falls outside the mid cap range after purchase continue to be considered mid cap companies for purpose of the Portfolio's investment policy. There is no guarantee, however, that the Portfolio will achieve its objective.

As noted, WRIMCO utilizes a bottom-up approach in its selection of securities for the Portfolio, and focuses on companies with strong growth models, profitability and sound capital structures. Other desired characteristics may include a leading market position, the active involvement of the founder or entrepreneur, management that is strong and demonstrates commitment to stakeholders, and a high gross margin and return on equity with low debt. WRIMCO also may consider a company's dividend yield.

In addition to common stocks, the Portfolio may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade, that is, rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may also use options and futures contracts for both temporary defensive purposes and to enhance performance. The Portfolio may also invest up to 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper, cash and cash equivalents, and short-term U.S. government securities), preferred stocks or both. The Portfolio may also invest in derivative instruments to hedge its current holdings. As well, the Portfolio may invest in companies whose sales and earnings growth are generally stable through a variety of economic conditions. By taking a temporary defensive position the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Mid Cap Growth is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Growth: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. WRIMCO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features the involvement of the founder, or that demonstrates a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's investment policy. From time to time, the Portfolio also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Portfolio may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper short-term U.S. government securities, and/or preferred stocks. The Portfolio also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Small Cap Growth is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Value: The Portfolio seeks to achieve its objective of long-term accumulation of capital by investing primarily in various types of equity securities of small cap, value-oriented domestic and, to a lesser extent, foreign companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's investment policy. From time to time, the Portfolio also may invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above), as well as securities of growth-oriented companies.

In selecting value stocks and other equity securities, WRIMCO makes an assessment of the current state of the economy, examines various industry sectors, and analyzes individual companies in the small cap universe. WRIMCO primarily focuses on equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that WRIMCO believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services that may improve their business prospects or competitive position. In assessing relative value, WRIMCO typically considers factors such as a company's ratio of market price to earnings, ratio of enterprise value to operating cash flow, ratio of market price to book value, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, quality of management and competitive market position. In seeking to achieve its investment objectives, the Portfolio may also invest in equity securities of companies that WRIMCO believes show potential for sustainable earnings growth above the average market growth rate.

The Portfolio primarily invests in common stocks; however, it may invest, to a lesser extent, in preferred stocks and other securities convertible into equity securities. The Portfolio may invest up to 10% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items. Other defensive tactics that may be used by WRIMCO include holding smaller position sizes in individual holdings and / or being more broadly diversified across sectors and industries. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Small Cap Value is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Value: The Portfolio seeks to achieve its objective of long-term capital appreciation by primarily investing, for the long term, in the common stocks of large cap undervalued domestic and, to a lesser extent, foreign companies. Large cap companies typically are companies with market capitalizations of at least $8 billion. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio typically invests in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. WRIMCO searches for companies with leading positions in their respective industries, solid management teams, strong balance sheets with a high free cash flow and strong barriers to competition. The Portfolio may also invest in growth stocks that are, in WRIMCO's opinion, temporarily undervalued. As well, WRIMCO attempts to diversify the Portfolio's holdings among sectors in an effort to minimize risk.

The Portfolio may invest in foreign securities; however, it does not intend to invest more than 25% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. The Portfolio may also invest in derivative instruments, both to generate income and for the purpose of hedging its current stock positions.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Value is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Foreign Securities Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP International Growth: The Portfolio seeks to achieve its primary objective of long-term appreciation of capital and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years. WRIMCO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain their growth rates. The Portfolio may invest in any geographic area and within various sectors. There is no guarantee, however, that the Portfolio will achieve its objectives.

Under normal economic conditions, the Portfolio invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed income market movements).

The Portfolio may from time to time take a temporary defensive position, and may invest up to all of the Portfolio's assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market securities; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it also may invest all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP International Growth is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP International Value: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of small, medium and large-sized foreign companies and governmental agencies which are, in Templeton's opinion, trading at a discount to what Templeton believes the security may be worth. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. There is no guarantee, however, that the Portfolio will achieve its objective.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for the Portfolio, Templeton performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. As noted, Templeton concentrates primarily on the market price of a company's securities and seeks companies whose securities Templeton believes are undervalued. Templeton also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, Templeton may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. dollar and non-U.S. dollar-denominated securities such as government securities (obligations up to five years to maturity issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities), commercial paper and repurchase agreements. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP International Value is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Asset Strategy: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers. The Portfolio may invest up to 100% of its total assets in foreign securities. The Portfolio may invest in almost any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's objective. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

The Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Portfolio also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

The Portfolio also may seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Portfolio would effectively add leverage because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Portfolio normally would be hedging its exposure on debt obligations that it holds.

As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal market conditions. WRIMCO will typically increase the Portfolio's investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio. The Portfolio also may invest in derivative instruments for both defensive and speculative purposes. WRIMCO may, as a temporary defensive measure, invest up to 25% of the Portfolio's total assets in precious metals.

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Ivy Funds VIP Asset Strategy is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Balanced: The Portfolio seeks to achieve its primary objective of providing current income to the extent that, in the opinion of WRIMCO, market and economic conditions permit, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objectives.

The Portfolio owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio also may invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend-paying securities. The majority of the Portfolio's debt holdings are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest. The Portfolio also may purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP Balanced is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Global Natural Resources: The Portfolio seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce portfolio volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Portfolio's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Portfolio.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Portfolio also may invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio's performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Global Natural Resources is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Investment Company Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective(s) and investment policies of each Portfolio may be changed by the Board of Trustees of the Trust without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor, as applicable, in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's, as applicable, selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or the investment subadvisor, as applicable, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk -- A Portfolio is subject to diversification risk if it may invest more than 5% of its total assets in the securities of a single issuer with respect to up to 25% of its total investment portfolio; a Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio. A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent WRIMCO's or the investment subadvisor's, as applicable, judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- A Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk - Investments in IPOs can have a significant positive impact on a Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. A Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio's purchases of shares of such ETFs are subject to the Portfolio's investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's investment income.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, as applicable, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Trust's Board of Trustees. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $27.3 billion in assets under management as of December 31, 2008.

Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Global Natural Resources pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2008 had over $54.7 billion Canadian in assets under management.

Templeton Investment Counsel, LLC (Templeton), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP International Value pursuant to an agreement with WRIMCO. Templeton has an agreement with its affiliate, Templeton Global Advisors Limited (TGAL), under which the portfolio manager provides his services to International Value Portfolio. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $114 billion in assets under management as of December 31, 2008.

Wall Street Associates, LLC (WSA), located at La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Micro Cap Growth pursuant to an agreement with WRIMCO. WSA had approximately $1.1 billion in assets under management as of December 31, 2008.

Ivy Funds VIP Asset Strategy: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Ivy Funds VIP Asset Strategy since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Funds VIP Balanced: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Funds VIP Balanced. Ms. Prince-Fox has held her responsibilities for Ivy Funds VIP Balanced since the Portfolio's inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Ivy Funds VIP Core Equity: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Funds VIP Core Equity, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Funds VIP Core Equity since 2003. He has served as a portfolio manager since February 2006, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998. He had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as a portfolio manager since February 2006. He is Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Ivy Funds VIP Global Natural Resources: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources. He has managed the Portfolio since its inception in April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment manager is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy Funds VIP Growth: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Funds VIP Growth. Mr. Becker has held his responsibilities for Ivy Funds VIP Growth since June 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Ivy Funds VIP Growth since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

Ivy Funds VIP International Growth: F. Chace Brundige is primarily responsible for the day-to-day management of Ivy Funds VIP International Growth. Mr. Brundige has held his responsibilities for Ivy Funds VIP International Growth since January 2009. In 2003, he joined WRIMCO as an assistant portfolio manager for the Large Cap Growth equity team, and became a portfolio manager in February 2006. He is Vice President of WRIMCO and IICO, Vice President of the Trust, and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ivy Funds VIP International Value: Edgerton Tucker Scott III is primarily responsible for the day-to-day management of Ivy Funds VIP International Value and has held his responsibilities for Ivy Funds VIP International Value since its inception in September 2003. Mr. Scott is an Executive Vice President and Research Analyst of Templeton and of TGAL. He served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of Ivy Funds VIP International Value, since February 2000. Mr. Scott has been with Templeton and its affiliates since September 1996. He earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst.

Ivy Funds VIP Micro Cap Growth: The WSA Investment Team is primarily responsible for the day-to-day management of Ivy Funds VIP Micro Cap Growth. The WSA Investment Team consists of William Jeffery III, Kenneth F. McCain, Paul J. Ariano, Paul K. LeCoq and Carl Wiese. Messrs. Jeffery and McCain are the Founding Principals of WSA and have held their responsibilities for the Portfolio since the inception of the predecessor fund in October 1997. They have worked together managing smaller capitalization growth equities for 33 years. Mr. Jeffery earned both a BA in Finance and an MBA from the University of Michigan. Mr. McCain earned a BA in Political Science and an MBA in Finance from the San Diego State University. Messrs. Ariano, Wiese and LeCoq each assumed their management responsibilities for the Portfolio in January 2005. Mr. Ariano joined the firm in 1995 as an analyst and has been co-managing portfolios with Mr. Jeffery for the last several years. Mr. Ariano earned a BBA, Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Ariano is a CFA Charter holder. Mr. Wiese joined the firm in 2000. He earned a BA in Business Administration from the University of San Diego, and an MS in Finance from San Diego State University. Mr. Wiese is a CFA Charter holder. Mr. LeCoq joined the firm in 1999. He earned a BA in Economics from Pacific Lutheran University and an MBA in Finance from the University of Chicago.

Ivy Funds VIP Mid Cap Growth: Kimberly A. Scott is primarily responsible for the day-to-day management of Ivy Funds VIP Mid Cap Growth. She has managed Ivy Funds VIP Mid Cap Growth since its inception in April 2005. Ms. Scott is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Scott has served as a portfolio manager for investment companies managed by WRIMCO since February 2001. She served as an investment analyst with WRIMCO from April 1999 to February 2001. She earned a BS degree in microbiology from the University of Kansas, and holds an MBA from the University of Cincinnati. Ms. Scott is a Chartered Financial Analyst.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Ivy Funds VIP Small Cap Growth: Kenneth G. McQuade is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Growth. Mr. McQuade has held his responsibilities for Ivy Funds VIP Small Cap Growth since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and continues with these responsibilities in addition to his day-to-day management of the Ivy Funds VIP Small Cap Growth. Mr. McQuade is Vice President of WRIMCO and IICO, and Vice President of the Trust. He earned a BS degree in finance from Bradley University.

Ivy Funds VIP Small Cap Value: Timothy J. Miller is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Value. Mr. Miller has held his responsibilities since March 24, 2008, when WRIMCO assumed direct investment management responsibilities for the Portfolio from BlackRock Capital Management, Inc., the Portfolio's former investment subadvisor. Mr. Miller joined WRIMCO and IICO in February 2008. Previous employment included serving as the primary portfolio manager of the Invesco Dynamics Fund from December 1993 through mid-2004, as the Chief Investment Officer of Invesco Funds Group, Inc. from July 2000 until July 2003, and as the Chief Investment Officer of the Denver Investment Center of Invesco North America from July 2003 until May 2004. Since May 2004, Mr. Miller has served on the Board of Trustees and the Finance Committee of Escuela de Guadalupe, a dual-language, kindergarten through fifth grade school serving children from low-income communities in Denver, Colorado, and has served on the Investment Committee of Regis Jesuit High School in Denver, Colorado, helping the school manage its endowment funds. Mr. Miller holds an M.B.A. from the University of Missouri-St. Louis and a B.S.B.A. from St. Louis University. He is a CFA Charter holder.

Ivy Funds VIP Value: Matthew T. Norris is primarily responsible for the day-to-day management of Ivy Funds VIP Value. He has held his responsibilities for Ivy Funds VIP Value since July 2003. Mr. Norris is the Director of Research and a Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. From January 2000 to June 2003, Mr. Norris was a Portfolio Manager for Advantus Capital. He joined Advantus Capital in December 1997, first serving as an Analyst and later as a Senior Analyst. He earned a BS degree from the University of Kansas, and an MBA from the University of Nebraska-Omaha. Mr. Norris is a Chartered Financial Analyst.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity, Ivy Funds VIP Growth and Ivy Funds VIP Value: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP International Growth, Ivy Funds VIP International Value, Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology, Ivy Funds VIP Small Cap Growth and Ivy Funds VIP Small Cap Value: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Micro Cap Growth: 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion.

Ivy Funds VIP Global Natural Resources: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Asset Strategy and Ivy Funds VIP Value: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Core Equity: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Growth: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP International Growth: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Mid Cap Growth, Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor, as applicable.

For the fiscal year ended December 31, 2008, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Ivy Funds VIP Asset Strategy	0.69%
Ivy Funds VIP Balanced	0.70%
Ivy Funds VIP Core Equity	0.65%
Ivy Funds VIP Global Natural Resources	1.00%
Ivy Funds VIP Growth	0.67%
Ivy Funds VIP International Growth	0.82%
Ivy Funds VIP International Value	0.85%
Ivy Funds VIP Micro Cap Growth	0.95%
Ivy Funds VIP Mid Cap Growth	0.85%
Ivy Funds VIP Science and Technology	0.83%
Ivy Funds VIP Small Cap Growth	0.83%
Ivy Funds VIP Small Cap Value	0.85%
Ivy Funds VIP Value	0.69%

A discussion regarding the basis of the approval by the Board of Trustees of the advisory contract of each of the Portfolios is available in the Trust's Annual Report to Shareholders for the period ended December 31, 2008.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust's principal underwriter, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (WRSCO) (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds' Board of Trustees and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Affected Funds' Disinterested Trustees to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the "Regulatory Matters" section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

__________________________________________________________________________________

WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as "mixed funding." Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust's Order, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio's NAV:

  The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or not reflective of current market value are valued at their fair value by or at the direction of the Trust's Board of Trustees, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust's Board of Trustees. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP Global Natural Resources, Ivy Funds VIP International Growth and Ivy Funds VIP International Value, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, each Portfolio's transfer agent, in accordance with guidelines adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Trust's Board of Trustees regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Trust's Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of a Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WRSCO and/or Waddell & Reed, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP Global Natural Resources, Ivy Funds VIP International Growth or Ivy Funds VIP International Value, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Ivy Funds VIP Micro Cap Growth, Ivy Funds VIP Small Cap Growth or Ivy Funds VIP Small Cap Value, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Trust's Board of Trustees has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios' assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer's sale of any of the Portfolios' shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's or a subadvisor's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared and paid annually in May: Net investment income from all other Portfolios and net realized long-term and/or short-term capital gains from all Portfolios

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio.

Federal tax laws require a Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a Portfolio, as well as capital gains realized by a Portfolio on the sale of its investment securities.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.*
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements and financial highlights for the fiscal period ended December 31, 2008, is included in the Trust's Annual Report to Shareholders, which is available upon request.

*Effective April 30, 2009, Ivy Funds Variable Insurance Portfolios, Inc. was reorganized into the Trust.

IVY FUNDS VIP ASSET STRATEGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.3237	$9.0016	$8.8625	$7.6926	$6.9237
	------------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1062	0.0932	0.0958	0.0836	0.0699
Net realized and unrealized gain (loss)
on investments	(3.2919)	3.8531	1.7042	1.7847	0.8508
	------------	----------	----------	----------	----------
Total from investment operations	(3.1857)	3.9463	1.8000	1.8683	0.9207
	------------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0495)	(0.0709)	(0.0354)	(0.0762)	(0.0990)
Net realized gains	(0.8136)	(0.5533)	(1.6255)	(0.6222)	(0.0528)
	------------	----------	----------	----------	----------
Total distributions	(0.8631)	(0.6242)	(1.6609)	(0.6984)	(0.1518)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 8.2749	$12.3237	$9.0016	$8.8625	$7.6926
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-25.79%	44.11%	20.15%	24.27%	13.30%
Net assets, end of period
(in millions)	$678	$913	$602	$416	$282
Ratio of expenses to
average net assets
including expense waiver	1.04%	1.03%	1.02%	1.03%	1.06%
Ratio of net investment
income to average net assets
including expense waiver	1.02%	0.96%	1.16%	1.10%	1.02%
Ratio of expenses to
average net assets
excluding expense waiver	1.05%	1.04%	1.03%	1.03%[1]	1.06%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.01%	0.95%	1.15%	1.10%[1]	1.02%[1]
Portfolio turnover rate	190%	98%	148%	79%	118%

1There was no waiver of expenses during the period.

IVY FUNDS VIP BALANCED
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$9.7624	$8.7056	$7.9631	$7.6783	$7.1491
	-----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1496	0.1388	0.1224	0.0999	0.1096
Net realized and unrealized gain
(loss) on investments	(2.1997)	1.0508	0.7704	0.2851	0.5292
	-----------	----------	----------	----------	----------
Total from investment operations	(2.0501)	1.1896	0.8928	0.3850	0.6388
	-----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0096)	(0.1326)	(0.1207)	(0.1002)	(0.1096)
Net realized gains	(0.0067)	(0.0002)	(0.0296)	(0.0000)	(0.0000)
	-----------	----------	----------	----------	----------
Total distributions	(0.0163)	(0.1328)	(0.1503)	(0.1002)	(0.1096)
	-----------	----------	----------	----------	----------
Net asset value,
end of period	$7.6960	$9.7624	$8.7056	$7.9631	$7.6783
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-21.00%	13.67%	11.21%	5.01%	8.93%
Net assets, end of period
(in millions)	$378	$559	$565	$582	$628
Ratio of expenses to
average net assets	1.01%	1.01%	1.01%	1.01%	1.02%
Ratio of net investment
income to average
net assets	1.53%	1.40%	1.37%	1.20%	1.45%
Portfolio turnover rate	19%	8%	28%	52%	39%

IVY FUNDS VIP CORE EQUITY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.9583	$12.5485	$11.1221	$10.2369	$ 9.3996
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0832	0.0977	0.0805	0.0358	0.0622
Net realized and unrealized gain
(loss) on investments	(4.6008)	1.6632	1.8084	0.8859	0.8373
	----------	----------	----------	----------	----------
Total from investment operations	(4.5176)	1.7609	1.8889	0.9217	0.8995
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0203)	(0.0862)	(0.1093)	(0.0365)	(0.0622)
Net realized gains	(0.3095)	(1.2649)	(0.3532)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.3298)	(1.3511)	(0.4625)	(0.0365)	(0.0622)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 8.1109	$12.9583	$12.5485	$11.1221	$10.2369
	=======	======	======	=======	=======
Ratios/Supplemental Data
Total return	-34.77%	14.03%	16.99%	9.01%	9.57%
Net assets, end of period
(in millions)	$402	$746	$762	$723	$737
Ratio of expenses to
average net assets
including expense waiver	0.96%	0.96%	0.99%	1.01%	1.01%
Ratio of net investment
income to average net assets
including expense waiver	0.68%	0.68%	0.62%	0.32%	0.62%
Ratio of expenses to
average net assets
excluding expense waiver	1.01%	1.01%	1.00%	1.01%[1]	1.01%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.63%	0.63%	0.61%	0.32%[1]	0.62%[1]
Portfolio turnover rate	105%	83%	103%	62%	54%

1There was no waiver of expenses during the period.

IVY FUNDS VIP GLOBAL NATURAL RESOURCES
(For a share outstanding throughout each period)

				For the
				period from
	For the fiscal year			4-28-05[1]
	ended December 31,			through
	2008	2007	2006	12-31-05
	---------------------------------------------			------------
Per-Share Data
Net asset value,
beginning of period	$10.0838	$7.5711	$6.2719	$5.0000
	------------	-----------	-----------	-----------
Income (loss) from investment operations:
Net investment income (loss)	0.0088	0.0148	0.0295	(0.0112)
Net realized and unrealized gain (loss)
on investments	(6.2310)	3.2797	1.5690	1.3132
	-----------	-----------	----------	-----------
Total from investment operations	(6.2222)	3.2945	1.5985	1.3020
	-----------	-----------	----------	-----------
Less distributions from:
Net investment income	(0.1089)	(0.0022)	(0.0235)	(0.0000)
Net realized gains	(0.4425)	(0.7796)	(0.2758)	(0.0301)
	-----------	-----------	-----------	------------
Total distributions	(0.5514)	(0.7818)	(0.2993)	(0.0301)
	-----------	-----------	-----------	-----------

Net asset value,
end of period	$ 3.3102	$10.0838	$7.5711	$6.2719
	=======	=======	======	======
Ratios/Supplemental Data
Total return	-61.46%	43.50%	25.49%	26.04%
Net assets, end of period (in millions)	$69	$165	$90	$32
Ratio of expenses to average net assets	1.43%	1.38%	1.51%	2.17%[2]
Ratio of net investment income (loss) to
average net assets	-0.08%	0.20%	0.53%	-0.60%[2]
Portfolio turnover rate	206%	122%	111%	66%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.0237	$9.7813	$9.3125	$8.3728	$8.1267
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0297	(0.0008)	(0.0001)	(0.0029)	0.0228
Net realized and unrealized gain
(loss) on investments	(4.3944)	2.5262	0.4689	0.9429	0.2460
	----------	----------	----------	----------	----------
Total from investment operations	(4.3647)	2.5254	0.4688	0.9400	0.2688
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0000)	(0.0003)	(0.0227)
Net realized gains	(0.1061)	(0.2829)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.1061)	(0.2830)	(0.0000)	(0.0003)	(0.0227)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 7.5529	$12.0237	$9.7813	$9.3125	$8.3728
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-36.27%	25.81%	5.04%	11.23%	3.31%
Net assets, end of period
(in millions)	$757	$1,305	$1,177	$1,252	$1,252
Ratio of expenses to
average net assets
including expense waiver	0.97%	0.97%	0.99%	1.00%	1.00%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.29%	-0.01%	0.00%	-0.03%	0.27%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	0.99%	1.00%	1.00%[1]	1.00%[1]
Ratio of net investment
income (loss) to average net assets
excluding expense waiver	0.26%	-0.03%	-0.01%	-0.03%[1]	0.27%[1]
Portfolio turnover rate	53%	42%	67%	59%	81%

1There was no waiver of expenses during the period.

IVY FUNDS VIP INTERNATIONAL GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.7486	$9.1353	$7.5943	$6.6534	$5.8722
	------------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1075	0.0630	0.0672	0.0493	0.0367
Net realized and unrealized gain
(loss) on investments	(4.6438)	1.8829	1.5263	1.0465	0.7853
	------------	----------	----------	----------	----------
Total from investment operations	(4.5363)	1.9459	1.5935	1.0958	0.8220
	------------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0222)	(0.0587)	(0.0525)	(0.1549)	(0.0408)
Net realized gains	(0.1851)	(0.2739)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.2073)	(0.3326)	(0.0525)	(0.1549)	(0.0408)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 6.0050	$10.7486	$9.1353	$7.5943	$6.6534
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-42.15%	21.29%	20.99%	16.47%	14.00%
Net assets, end of period
(in millions)	$159	$283	$245	$206	$187
Ratio of expenses to
average net assets
including expense waiver	1.18%	1.17%	1.20%	1.21%	1.20%
Ratio of net investment
income to average net assets
including expense waiver	1.27%	0.63%	0.81%	0.67%	0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.21%	1.20%	1.21%	1.21%[1]	1.20%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.24%	0.60%	0.80%	0.67%[1]	0.59%[1]
Portfolio turnover rate	96%	95%	96%	86%	81%

1There was no waiver of expenses during the period.

IVY FUNDS VIP INTERNATIONAL VALUE
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$22.3935	$22.7794	$19.1711	$19.1681	$15.8947
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment income	0.5116	0.4391	0.4593	0.3199	0.2759
Net realized and unrealized gain
(loss) on investments	(9.9918)	1.8126	5.2176	1.8192	3.3285
	------------	------------	------------	------------	------------
Total from investment operations	(9.4802)	2.2517	5.6769	2.1391	3.6044
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0909)	(0.3937)	(0.4097)	(0.4226)	(0.1850)
Net realized gains	(0.3611)	(2.2439)	(1.6589)	(1.7135)	(0.1460)
	------------	------------	------------	------------	------------
Total distributions	(0.4520)	(2.6376)	(2.0686)	(2.1361)	(0.3310)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$12.4613	$22.3935	$22.7794	$19.1711	$19.1681
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-42.26%	9.88%	29.61%	11.16%	22.68%
Net assets, end of period
(in millions)	$379	$636	$589	$463	$401
Ratio of expenses to
average net assets	1.18%	1.18%	1.18%	1.19%	1.19%
Ratio of net investment
income to average
net assets	3.07%	1.81%	2.13%	1.63%	1.65%
Portfolio turnover rate	20%	23%	29%	23%	31%

IVY FUNDS VIP MICRO CAP GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$21.3838	$20.0796	$17.8866	$14.7992	$13.4476
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment loss	(0.2089)	(0.2565)	(0.2064)	(0.1737)	(0.1794)
Net realized and unrealized gain
(loss) on investments	(10.0627)	1.5607	2.3994	3.2611	1.5310
	----------	----------	----------	----------	----------
Total from investment operations	(10.2716)	1.3042	2.1930	3.0874	1.3516
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$11.1122	$21.3838	$20.0796	$17.8866	$14.7992
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-48.04%	6.49%	12.26%	20.87%	10.05%
Net assets, end of period
(in millions)	$28	$60	$60	$53	$41
Ratio of expenses to
average net assets	1.36%	1.32%	1.32%	1.35%	1.35%
Ratio of net investment
loss to average
net assets	-1.23%	-1.18%	-1.06%	-1.15%	-1.26%
Portfolio turnover rate	60%	57%	60%	54%	65%

IVY FUNDS VIP MID CAP GROWTH
(For a share outstanding throughout each period)

	For the			For the
	fiscal year			period from
	ended			4-28-05[1]
	December 31,			through
	2008	2007	2006	12-31-05
	-------------------------------------------			------------
Per-Share Data
Net asset value,
beginning of period	$7.2091	$6.5601	$6.0653	$5.0000
	-----------	----------	-----------	---------
Income (loss) from investment operations:
Net investment income (loss)	(0.0036)	0.0034	0.0164	0.0064
Net realized and unrealized gain (loss)
on investments	(2.6128)	0.8245	0.5025	1.0589
	-----------	----------	-----------	---------
Total from investment operations	(2.6164)	0.8279	0.5189	1.0653
	-----------	----------	-----------	---------
Less distributions from:
Net investment income	(0.0020)	(0.0013)	(0.0223)	(0.0000)
Net realized gains	(0.0851)	(0.1776)	(0.0018)	(0.0000)
	-----------	----------	-----------	----------
Total distributions	(0.0871)	(0.1789)	(0.0241)	(0.0000)
	-----------	----------	-----------	----------

Net asset value,
end of period	$4.5056	$7.2091	$6.5601	$6.0653
	======	======	======	======
Ratios/Supplemental Data
Total return	-36.23%	12.62%	8.56%	21.31%
Net assets, end of period (in millions)	$49	$57	$37	$13
Ratio of expenses to average net assets
including expense waiver	1.23%	1.21%	0.97%	0.69%[2]
Ratio of net investment income to
average net assets including
expense waiver	-0.06%	0.06%	0.45%	0.33%[2]
Ratio of expenses to average net assets
excluding expense waiver	1.24%	1.24%	1.31%	1.54%[2]
Ratio of net investment income (loss) to
average net assets excluding
expense waiver	-0.07%	0.03%	0.11%	-0.51%[2]
Portfolio turnover rate	46%	31%	23%	11%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment loss	(0.0336)	(0.0712)	(0.1178)	(0.1145)	(0.0751)
Net realized and unrealized gain
(loss) on investments	(6.0778)	4.3892	1.4468	2.5975	2.0882
	------------	------------	------------	------------	------------
Total from investment operations	(6.1114)	4.3180	1.3290	2.4830	2.0131
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Total distributions	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$11.4251	$17.9777	$17.7170	$16.8844	$14.4014
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-33.89%	24.37%	7.87%	17.25%	16.25%
Net assets, end of period
(in millions)	$226	$396	$352	$361	$322
Ratio of expenses to
average net assets
including expense waiver	1.16%	1.15%	1.17%	1.17%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.21%	-0.42%	-0.65%	-0.74%	-0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%	1.18%	1.17%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.23%	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]
Portfolio turnover rate	62%	73%	71%	104%	107%

1There was no waiver of expenses during the period.

IVY FUNDS VIP SMALL CAP GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.2422	$9.9749	$10.4866	$9.6810	$8.4703
	------------	----------	------------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0270	(0.0641)	(0.0584)	(0.0647)	(0.0741)
Net realized and unrealized gain
(loss) on investments	(4.0469)	1.4127	0.5883	1.3116	1.2848
	------------	----------	-----------	----------	----------
Total from investment operations	(4.0199)	1.3486	0.5299	1.2469	1.2107
	------------	----------	-----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.1290)	(1.0813)	(1.0416)	(0.4413)	(0.0000)
	------------	----------	-----------	----------	----------
Total distributions	(0.1290)	(1.0813)	(1.0416)	(0.4413)	(0.0000)
	------------	----------	-----------	----------	----------
Net asset value,
end of period	$ 6.0933	$10.2422	$9.9749	$10.4866	$9.6810
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-39.18%	13.52%	5.05%	12.88%	14.29%
Net assets, end of period
(in millions)	$290	$544	$555	$606	$589
Ratio of expenses to
average net assets
including expense waiver	1.14%	1.14%	1.15%	1.16%	1.17%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.32%	-0.61%	-0.55%	-0.63%	-0.82%
Ratio of expenses to
average net assets
excluding expense waiver	1.16%	1.16%	1.16%	1.16%[1]	1.17%[1]
Ratio of net investment income
(loss) to average net assets
excluding expense waiver	0.30%	-0.63%	-0.56%	-0.63%[1]	-0.82%[1]
Portfolio turnover rate	82%	101%	94%	71%	96%

1There was no waiver of expenses during the period.

IVY FUNDS VIP SMALL CAP VALUE
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	---------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$14.3219	$15.6884	$14.5826	$16.6329	$15.2013
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment income (loss)	(0.0168)	0.0251	0.0226	0.0012	(0.0569)
Net realized and unrealized gain
(loss) on investments	(3.7428)	(0.6721)	2.4333	0.6886	2.3402
	------------	------------	------------	------------	------------
Total from investment operations	(3.7596)	(0.6470)	2.4559	0.6898	2.2833
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0257)	(0.0008)	(0.0232)	(0.0000)	(0.0000)
Net realized gains	(0.2499)	(0.7187)	(1.3269)	(2.7401)	(0.8517)
	------------	------------	------------	------------	------------
Total distributions	(0.2756)	(0.7195)	(1.3501)	(2.7401)	(0.8517)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$10.2867	$14.3219	$15.6884	$14.5826	$16.6329
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-26.13%	-4.13%	16.84%	4.15%	15.02%
Net assets, end of period
(in millions)	$150	$205	$199	$160	$132
Ratio of expenses to
average net assets	1.18%	1.18%	1.18%	1.20%	1.23%
Ratio of net investment
income (loss) to average
net assets	-0.14%	0.17%	0.15%	0.01%	-0.43%
Portfolio turnover rate	110%	122%	131%	166%	32%

IVY FUNDS VIP VALUE
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	2008	2007	2006	2005	2004
	-----	------	------	--------	---------
Per-Share Data
Net asset value,
beginning of period	$6.3640	$6.7426	$6.0701	$6.2226	$5.4790
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0826	0.0802	0.0747	0.0918	0.0619
Net realized and unrealized gain
(loss) on investments	(2.2367)	0.0480	0.9499	0.1831	0.7437
	----------	----------	----------	----------	----------
Total from investment operations	(2.1541)	0.1282	1.0246	0.2749	0.8056
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0136)	(0.0680)	(0.0740)	(0.0916)	(0.0620)
Net realized gains	(0.0426)	(0.4388)	(0.2781)	(0.3358)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0562)	(0.5068)	(0.3521)	(0.4274)	(0.0620)
Net asset value,
end of period	$4.1537	$6.3640	$6.7426	$6.0701	$6.2226
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-33.81%	1.90%	16.88%	4.42%	14.70%
Net assets, end of period
(in millions)	$231	$364	$374	$353	$340
Ratio of expenses to
average net assets
including expense waiver	1.01%	1.01%	1.01%	1.02%	1.03%
Ratio of net investment
income to average net assets
including expense waiver	1.52%	1.12%	1.12%	1.42%	1.13%
Ratio of expenses to
average net assets
excluding expense waiver	1.02%	1.02%	1.02%	1.02%[1]	1.03%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.51%	1.11%	1.11%	1.42%[1]	1.13%[1]
Portfolio turnover rate	48%	51%	73%	40%	78%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under "Regulatory Matters."

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Asset Strategy

Annual expense ratio	1.05%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$107.08	$10,396.00
2	10,396.00	519.80	10,915.80	111.31	10,806.64
3	10,806.64	540.33	11,346.97	115.71	11,233.50
4	11,233.50	561.68	11,795.18	120.28	11,677.23
5	11,677.23	583.86	12,261.09	125.03	12,138.48
6	12,138.48	606.92	12,745.40	129.97	12,617.95
7	12,617.95	630.90	13,248.85	135.11	13,116.36
8	13,116.36	655.82	13,772.17	140.44	13,634.45
9	13,634.45	681.72	14,316.18	145.99	14,173.01
10	14,173.01	708.65	14,881.66	151.76	14,732.85

Cumulative Total	$1,282.68

Ivy Funds VIP Balanced

Annual expense ratio	1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.19	130.27	13,150.46
8	13,150.46	657.52	13,807.99	135.47	13,675.17
9	13,675.17	683.76	14,358.92	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total	$1,236.24

Ivy Funds VIP Core Equity

Annual expense ratio	1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.04	$10,404.00
2	10,404.00	520.20	10,924.20	107.18	10,819.12
3	10,819.12	540.96	11,360.08	111.45	11,250.80
4	11,250.80	562.54	11,813.34	115.90	11,699.71
5	11,699.71	584.99	12,284.69	120.52	12,166.53
6	12,166.53	608.33	12,774.85	125.33	12,651.97
7	12,651.97	632.60	13,284.57	130.33	13,156.79
8	13,156.79	657.84	13,814.63	135.53	13,681.74
9	13,681.74	684.09	14,365.83	140.94	14,227.64
10	14,227.64	711.38	14,939.03	146.57	14,795.33

Cumulative Total	$1,236.81

Ivy Funds VIP Global Natural Resources

Annual expense ratio	1.43%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00
2	10,357.00	517.85	10,874.85	150.75	10,726.74
3	10,726.74	536.34	11,263.08	156.13	11,109.69
4	11,109.69	555.48	11,665.17	161.70	11,506.31
5	11,506.31	575.32	12,081.62	167.48	11,917.08
6	11,917.08	595.85	12,512.93	173.46	12,342.52
7	12,342.52	617.13	12,959.65	179.65	12,783.15
8	12,783.15	639.16	13,422.31	186.06	13,239.51
9	13,239.51	661.98	13,901.48	192.70	13,712.16
10	13,712.16	685.61	14,397.77	199.58	14,201.68

Cumulative Total	$1,713.07

Ivy Funds VIP Growth

Annual expense ratio	1.00%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$102.02	$10,403.00
2	10,403.00	520.15	10,923.15	106.11	10,819.12
3	10,819.12	540.96	11,360.08	110.36	11,251.88
4	11,251.88	562.59	11,814.48	114.77	11,701.96
5	11,701.96	585.10	12,287.06	119.36	12,170.04
6	12,170.04	608.50	12,778.54	124.13	12,656.84
7	12,656.84	632.84	13,289.68	129.10	13,163.11
8	13,163.11	658.16	13,821.27	134.26	13,689.64
9	13,689.64	684.48	14,374.12	139.63	14,237.22
10	14,237.22	711.86	14,949.09	145.22	14,806.71

Cumulative Total	$1,224.96

Ivy Funds VIP International Growth

Annual expense ratio	1.21%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$123.31	$10,382.00
2	10,382.00	519.10	10,901.10	128.00	10,775.48
3	10,775.48	538.77	11,314.25	132.85	11,183.87
4	11,183.87	559.19	11,743.06	137.89	11,607.74
5	11,607.74	580.39	12,188.12	143.12	12,047.67
6	12,047.67	602.38	12,650.05	148.54	12,504.28
7	12,504.28	625.21	13,129.49	154.17	12,978.19
8	12,978.19	648.91	13,627.10	160.01	13,470.06
9	13,470.06	673.50	14,143.57	166.08	13,980.58
10	13,980.58	699.03	14,679.61	172.37	14,510.44

Cumulative Total	$1,466.34

Ivy Funds VIP International Value

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total	$1,431.79

Ivy Funds VIP Micro Cap Growth

Annual expense ratio	1.36%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$138.48	$10,364.00
2	10,364.00	518.20	10,882.20	143.52	10,741.25
3	10,741.25	537.06	11,278.31	148.74	11,132.23
4	11,132.23	556.61	11,688.84	154.15	11,537.44
5	11,537.44	576.87	12,114.32	159.76	11,957.41
6	11,957.41	597.87	12,555.28	165.58	12,392.66
7	12,392.66	619.63	13,012.29	171.61	12,843.75
8	12,843.75	642.19	13,485.94	177.85	13,311.26
9	13,311.26	665.56	13,976.83	184.33	13,795.79
10	13,795.79	689.79	14,485.58	191.04	14,297.96

Cumulative Total	$1,635.06

Ivy Funds VIP Mid Cap Growth

Annual expense ratio	1.24%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$126.34	$10,377.00
2	10,377.00	518.85	10,895.85	131.09	10,767.18
3	10,767.18	538.36	11,305.53	136.02	11,172.02
4	11,172.02	558.60	11,730.62	141.14	11,592.09
5	11,592.09	579.60	12,171.69	146.44	12,027.95
6	12,027.95	601.40	12,629.35	151.95	12,480.20
7	12,480.20	624.01	13,104.21	157.66	12,949.46
8	12,949.46	647.47	13,596.93	163.59	13,436.36
9	13,436.36	671.82	14,108.18	169.74	13,941.56
10	13,941.56	697.08	14,638.64	176.13	14,465.77

Cumulative Total	$1,500.11

Ivy Funds VIP Science and Technology

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.27	$10,384.00
2	10,384.00	519.20	10,903.20	124.87	10,780.67
3	10,780.67	539.03	11,319.70	129.64	11,192.49
4	11,192.49	559.62	11,752.11	134.59	11,620.04
5	11,620.04	581.00	12,201.05	139.74	12,063.93
6	12,063.93	603.20	12,667.13	145.07	12,524.77
7	12,524.77	626.24	13,151.01	150.62	13,003.22
8	13,003.22	650.16	13,653.38	156.37	13,499.94
9	13,499.94	675.00	14,174.94	162.34	14,015.64
10	14,015.64	700.78	14,716.42	168.54	14,551.04

Cumulative Total	$1,432.05

Ivy Funds VIP Small Cap Growth

Annual expense ratio	1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$118.24	$10,386.00
2	10,386.00	519.30	10,905.30	122.79	10,784.82
3	10,784.82	539.24	11,324.06	127.51	11,198.96
4	11,198.96	559.95	11,758.91	132.40	11,629.00
5	11,629.00	581.45	12,210.45	137.49	12,075.55
6	12,075.55	603.78	12,679.33	142.77	12,539.25
7	12,539.25	626.96	13,166.22	148.25	13,020.76
8	13,020.76	651.04	13,671.80	153.94	13,520.76
9	13,520.76	676.04	14,196.80	159.85	14,039.96
10	14,039.96	702.00	14,741.95	165.99	14,579.09

Cumulative Total	$1,409.22

Ivy Funds VIP Small Cap Value

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total	$1,431.79

Ivy Funds VIP Value

Annual expense ratio	1.02%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$104.03	$10,399.00
2	10,399.00	519.95	10,918.95	108.18	10,812.88
3	10,812.88	540.64	11,353.52	112.49	11,243.23
4	11,243.23	562.16	11,805.39	116.96	11,690.71
5	11,690.71	584.54	12,275.25	121.62	12,156.00
6	12,156.00	607.80	12,763.80	126.46	12,639.81
7	12,639.81	631.99	13,271.80	131.49	13,142.88
8	13,142.88	657.14	13,800.02	136.73	13,665.96
9	13,665.96	683.30	14,349.26	142.17	14,209.87
10	14,209.87	710.49	14,920.36	147.82	14,775.42

Cumulative Total	$1,247.95

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Trust's SEC file number is: 811-5017.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

April 30, 2009

--------------------------------------------------------------------------------------------------------------------

Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers ten Portfolios of the Trust.

Domestic Equity Portfolios

  Ivy Funds VIP Core Equity seeks capital growth and income.

  Ivy Funds VIP Growth seeks capital growth, with current income as a secondary objective.

  Ivy Funds VIP Small Cap Growth seeks growth of capital.

Fixed Income Portfolios

  Ivy Funds VIP Bond seeks a reasonable return with emphasis on preservation of capital.

  Ivy Funds VIP High Income seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

Global/International Portfolio

  Ivy Funds VIP International Growth seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

Specialty Portfolios

  Ivy Funds VIP Asset Strategy seeks high total return over the long term.

  Ivy Funds VIP Balanced seeks, as a primary objective, to provide current income to the extent that, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

  Ivy Funds VIP Science and Technology seeks long-term capital growth.

Money Market Portfolio

  Ivy Funds VIP Money Market seeks maximum current income consistent with stability of principal.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

__________________________________________________________________________________

Fund Overviews
Domestic Equity Portfolios
Fixed Income Portfolios
Global/International Portfolio
Specialty Portfolios
Money Market Portfolio
More about the Portfolios
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolios
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND OVERVIEWS

General Information

The following sections are the Fund Overviews - one for each of the ten Portfolios. Each Fund Overview provides specific information about the applicable Portfolio, including information regarding the Portfolio's investment objective(s), principal strategies, principal risks, performance and fees. Each Portfolio's investment objective(s) can be changed by the Trust's Board of Trustees without shareholder approval. You can use these Fund Overviews to compare the Portfolios with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "More about the Portfolios." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolios indirectly through their Policies (Policyowners).

The Fund Overviews contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its objective(s) or that a Portfolio's performance will be positive for any period of time.

DOMESTIC EQUITY PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP CORE EQUITY

(formerly, W&R Target Core Equity Portfolio)

OBJECTIVES

Ivy Funds VIP Core Equity seeks capital growth and income.

PRINCIPAL STRATEGIES

Ivy Funds VIP Core Equity seeks to achieve its objectives by investing, under normal market conditions, at least 80% of its net assets in equity securities, primarily in common stocks of large cap domestic and foreign companies with dominant market positions in their industries. Large cap companies typically are companies with market capitalizations of at least $8 billion. The Portfolio invests in securities that have the potential for capital appreciation, or that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company. The Portfolio also may invest up to 20% of its net assets in foreign securities.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. It attempts to select securities with growth and income possibilities by looking at many factors that may include a company's:

  projected long-term earnings power compared to market expectations over a multi-year horizon competitive position in the global economy
  history of improving sales and profits
  management strength
  leadership position in its industry
  stock price value
  dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or the prospect of continued dividend payments or has performed below WRIMCO's expectations regarding its long-term earnings potential. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Core Equity. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Core Equity may be appropriate for investors who seek capital growth and income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Core Equity by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	12.52%
2000	9.28%
2001	-14.91%
2002	-21.63%
2003	17.27%
2004	9.57%
2005	9.01%
2006	16.99%
2007	14.03%
2008	-34.77%

In the period shown in the chart, the highest quarterly return was 11.97% (the fourth quarter of 2001) and the lowest quarterly return was -20.48% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Core Equity	-34.77%	0.77%	-0.01%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Lipper Variable Annuity Large-Cap
Core Funds Universe Average[2]	-38.76%	-2.91%	-1.62%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Core Equity. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.65% and the Total Annual Portfolio Operating Expenses would have been 0.96%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,237

____________________________________________________________________________________

IVY FUNDS VIP GROWTH

(formerly, W&R Target Growth Portfolio)

OBJECTIVES

Ivy Funds VIP Growth seeks capital growth, with current income as a secondary objective.

PRINCIPAL STRATEGIES

Ivy Funds VIP Growth seeks to achieve its primary objective by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented large to mid-cap sized domestic and, to a lesser extent, foreign companies that WRIMCO, the Portfolio's investment manager, believes have appreciation possibilities. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. Although WRIMCO anticipates the majority of the Portfolio's investments to be in large-cap companies (typically, companies with market capitalizations of at least $8 billion), the Portfolio may invest in companies of any size.

WRIMCO primarily utilizes a bottom-up strategy in selecting securities for the Portfolio and seeks companies that have dominant market positions and established competitive advantages. WRIMCO believes that these characteristics can help to mitigate competition and lead to more sustainable revenue and earnings growth.

WRIMCO attempts to focus on companies with sustainable competitive advantages in their industries and typically also considers the following factors:

  the company's market position, product line, technological position, profit margins and prospects for sustainability and/or increased earnings the quality of management
  the short-term and long-term outlook for the industry
  changes in economic and political conditions

WRIMCO also may analyze the demands of investors for the security relative to its price. WRIMCO may select a security when it anticipates a development or identifies a catalyst that might have an effect on the value of the security.

In general, WRIMCO may sell a security when, in WRIMCO's opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. WRIMCO also may sell a security if it determines that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry of the issuer, loss by the company of its competitive position, and/or poor use of resources. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Growth may be appropriate for investors seeking long-term investment growth. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	34.35%
2000	1.41%
2001	-14.34%
2002	-21.30%
2003	23.06%
2004	3.31%
2005	11.23%
2006	5.04%
2007	25.81%
2008	-36.27%

In the period shown in the chart, the highest quarterly return was 22.48% (the fourth quarter of 1999) and the lowest quarterly return was -20.44% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Growth	-36.27%	-0.65%	0.90%
Russell 1000® Growth Index[1]	-38.44%	-3.42%	-4.26%
Lipper Variable Annuity Large-Cap
Growth Funds Universe Average[2]	-41.68%	-3.88%	-2.87%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.67% and the Total Annual Portfolio Operating Expenses would have been 0.97%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$553	$1,225

____________________________________________________________________________________

IVY FUNDS VIP SMALL CAP GROWTH

(formerly, W&R Target Small Cap Growth Portfolio)

OBJECTIVE

Ivy Funds VIP Small Cap Growth seeks growth of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Small Cap Growth seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in common stocks of small cap domestic and, to a lesser extent, foreign companies. Small cap companies typically are companies with market capitalizations below $3.5 billion. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting securities for the Portfolio, WRIMCO, the Portfolio's investment manager, utilizes a bottom-up stock picking process that focuses on companies it believes have long-term growth potential with superior financial characteristics and, therefore, are believed by WRIMCO to be of a higher quality than many other small cap companies. WRIMCO may look at a number of factors regarding a company, such as:

  aggressive or creative, yet strong, management
  technological or specialized expertise
  new or unique products or services
  entry into new or emerging industries
  growth in earnings/growth in sales/positive cash flows
  security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Small Cap Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the potential volatility of the equity securities of small to mid cap companies held by the Portfolio the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Due to the nature of the Portfolio's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

  products offered may fail to sell as anticipated
  a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry the company may never achieve profitability
  economic, market and technological factors may cause the new industry itself to lose favor with the public

Investing a majority of the Portfolio's holdings in a single asset class such as small cap equities may cause the Portfolio to experience more volatility than a fund invested with greater diversification among asset classes.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Small Cap Growth may be appropriate for investors willing to accept greater risks than are present with many other mutual funds. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Small Cap Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	52.23%
2000	-12.35%
2001	-1.93%
2002	-21.79%
2003	35.77%
2004	14.29%
2005	12.88%
2006	5.05%
2007	13.52%
2008	-39.18%

In the period shown in the chart, the highest quarterly return was 38.46% (the fourth quarter of 1999) and the lowest quarterly return was -21.73% (the third quarter of 2001).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Small Cap
Growth	-39.18%	-1.32%	2.66%
Russell 2000® Growth Index[1]	-38.56%	-2.37%	-0.76%
Lipper Variable Annuity Small-Cap
Growth Funds Universe Average[2]	-41.12%	-3.06%	0.49%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Small Cap Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.16%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.14%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$118	$368	$638	$1,409

FIXED INCOME PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP BOND

(formerly, W&R Target Bond Portfolio)

OBJECTIVE

Ivy Funds VIP Bond seeks a reasonable return with emphasis on preservation of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Bond seeks to achieve its objective by investing primarily in domestic and, to a lesser extent, foreign debt securities usually of investment grade, including bonds rated BBB or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P), or Baa or higher by Moody's Investors Service, Inc. (Moody's) or, if unrated, determined by WRIMCO, the Portfolio's investment manager, to be of comparable quality. During normal market conditions, the Portfolio invests at least 80% of its net assets in bonds, including corporate bonds, securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (U.S. government securities), and mortgage-backed and other asset-backed securities. The Portfolio has no limitations regarding the maturity, duration or dollar-weighted average of its holdings. The Portfolio may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Portfolio, WRIMCO utilizes a top-down viewpoint at the outset by looking at broad economic and financial trends in an effort to anticipate their impact on the bond market and then considers yield and relative safety of a security and, in the case of convertible securities, the possibility of capital growth. WRIMCO also may look at many other factors. These may include the issuer's past, present and estimated future:

  financial strength
  cash flow
  management
  borrowing requirements
  responsiveness to changes in interest rates and business conditions

As well, WRIMCO may consider the maturity of the obligation and the size or nature of the bond issue.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer's financial strength weakens and/or the yield and relative safety of the security decline. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Bond. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  an issuer of a debt security or other fixed-income obligation may not make payments on the security or obligation when due an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, which also may cause a decrease in the Portfolio's investment income the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds changes in the maturities of bonds owned by the Portfolio
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Certain U.S. government securities in which the Portfolio may invest, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

On September 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Bond may be appropriate for investors who primarily seek current income while also seeking to preserve investment principal. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Bond by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	-1.44%
2000	9.83%
2001	7.47%
2002	8.98%
2003	4.18%
2004	3.88%
2005	1.61%
2006	4.24%
2007	5.67%
2008	0.31%

In the period shown in the chart, the highest quarterly return was 4.76% (the third quarter of 2001) and the lowest quarterly return was - 2.45% (the second quarter of 2004).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Bond	0.31%	3.13%	4.42%
Citigroup Broad
Investment Grade Index[1]	7.02%	5.11%	5.86%
Lipper Variable Annuity Corporate Debt
Funds A-Rated Universe Average[2]	-5.23%	1.84%	3.86%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Bond. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.79%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$81	$252	$439	$978

____________________________________________________________________________________

IVY FUNDS VIP HIGH INCOME

(formerly, W&R Target High Income Portfolio)

OBJECTIVES

Ivy Funds VIP High Income seeks, as its primary objective, a high level of current income. As a secondary objective, the Portfolio seeks capital growth when consistent with its primary objective.

PRINCIPAL STRATEGIES

Ivy Funds VIP High Income seeks to achieve its objectives by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of WRIMCO, the Portfolio's investment manager, consistent with the Portfolio's objectives. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower quality bonds, which include bonds rated BBB or below by S&P or Baa or below by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in junk bonds, which include bonds rated BB or below by S&P or Ba or below by Moody's or, if unrated, determined by WRIMCO to be of comparable quality; however, the Portfolio typically provides a cautious alternative within a more aggressive bond category.

WRIMCO may look at a number of factors in selecting securities for the Portfolio, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of the company's fundamentals, including:

  financial strength
  growth of operating cash flows
  strength of management
  borrowing requirements
  improving debt-to-cash ratios
  potential to improve credit standing
  strong, defensible market position

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer's financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased, and it believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO also may sell a security if, in WRIMCO's opinion, the price of the security has risen to reflect the company's improved creditworthiness and other investments with greater potential exist. WRIMCO may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP High Income. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the susceptibility of junk bonds to greater risks of non-payment or default, price volatility, and lack of liquidity compared to higher-rated bonds a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, which also may cause a decrease in the Portfolio's investment income an increase in interest rates, which may cause the value of a bond held by the Portfolio, especially bonds with longer maturities, to decline the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries changes in the maturities of bonds owned by the Portfolio
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP High Income may be appropriate for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher-rated categories and, secondarily, seek capital growth when consistent with the objective of income. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP High Income by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	4.22%
2000	-9.73%
2001	9.18%
2002	-2.02%
2003	19.74%
2004	9.86%
2005	2.55%
2006	10.27%
2007	3.86%
2008	-21.82%

In the period shown in the chart, the highest quarterly return was 6.27% (the second quarter of 2003) and the lowest quarterly return was -16.50% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP High Income	-21.82%	0.17%	1.97%
Citigroup High Yield Market Index[1]	-25.91%	-0.93%	2.19%
Lipper Variable Annuity High Current
Yield Funds Universe Average[2]	-26.93%	-1.41%	1.07%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP High Income. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	0.96%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.58% and the Total Annual Portfolio Operating Expenses would have been 0.91%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$98	$306	$531	$1,179

GLOBAL/INTERNATIONAL PORTFOLIO

____________________________________________________________________________________

IVY FUNDS VIP INTERNATIONAL GROWTH

(formerly, W&R Target International Growth Portfolio)

OBJECTIVES

Ivy Funds VIP International Growth seeks, as a primary objective, long-term appreciation of capital. As a secondary objective, the Portfolio seeks current income.

PRINCIPAL STRATEGIES

Ivy Funds VIP International Growth seeks to achieve its objectives by investing primarily in common stocks of foreign companies that WRIMCO, the Portfolio's investment manager, believes have the potential for long-term growth represented by economic expansion within a country or region, and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, with an emphasis on issuers or companies located in Continental Europe, the United Kingdom and Japan. The Portfolio may invest in companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including:

  a company's competitive position and its sustainability
  a company's growth and earnings potential and valuation
  a company's financials, including cash flow and balance sheet management of the company
  strength of the industry
  applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer's country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques in seeking to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP International Growth. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in foreign securities involves a number of economic, financial, and political risks that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP International Growth may be appropriate for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP International Growth by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	65.58%
2000	-23.66%
2001	-22.23%
2002	-18.15%
2003	24.90%
2004	14.00%
2005	16.47%
2006	20.99%
2007	21.29%
2008	-42.15%

In the period shown in the chart, the highest quarterly return was 48.41% (the fourth quarter of 1999) and the lowest quarterly return was -21.32% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP
International Growth	-42.15%	2.43%	1.26%
MSCI EAFE Growth Index[1]	-42.70%	1.43%	-1.30%
Lipper Variable Annuity International
Growth Funds Universe Average[2]	-46.61%	1.74%	1.18%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP International Growth. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	1.21%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.82% and the Total Annual Portfolio Operating Expenses would have been 1.18%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$123	$384	$665	$1,466

SPECIALTY PORTFOLIOS

____________________________________________________________________________________

IVY FUNDS VIP ASSET STRATEGY

(formerly, W&R Target Asset Strategy Portfolio)

OBJECTIVE

Ivy Funds VIP Asset Strategy seeks high total return over the long term.

PRINCIPAL STRATEGIES

Ivy Funds VIP Asset Strategy seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although WRIMCO, the Portfolio's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or U.S. government securities, with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Portfolio's total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB or below by S&P, or Ba or below by Moody's, or unrated bonds determined by WRIMCO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Portfolio may invest in domestic and foreign securities; the Portfolio may invest up to 100% of its total assets in foreign securities.

WRIMCO may allocate the Portfolio's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. WRIMCO may exercise a flexible strategy in the selection of securities, and the Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Portfolio may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Portfolio may invest in any market that WRIMCO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, WRIMCO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, WRIMCO seeks attractive opportunities within each market.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including a deterioration in a company's fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, and company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. WRIMCO may also sell a security if the price of the security reaches what WRIMCO believes is fair value, to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

WRIMCO may, when consistent with the Portfolio's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). WRIMCO may use derivatives to seek to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Portfolio.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Asset Strategy. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Portfolio holds an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

As noted, the Portfolio may invest up to 100% of its total assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Portfolio in high-yield/high-risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Funds VIP Asset Strategy may be appropriate for you. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Asset Strategy by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%
2004	13.30%
2005	24.27%
2006	20.15%
2007	44.11%
2008	-25.79%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -18.60% (the third quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Asset Strategy	-25.79%	12.59%	10.95%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Citigroup Broad
Investment Grade Index[1]	7.02%	5.11%	5.86%
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[1]	3.05%	3.66%	3.72%
Lipper Variable Annuity
Flexible Portfolio Funds
Universe Average[2]	-21.53%	0.79%	4.04%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Asset Strategy. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.05%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.04%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

____________________________________________________________________________________

IVY FUNDS VIP BALANCED

(formerly, W&R Target Balanced Portfolio)

OBJECTIVES

Ivy Funds VIP Balanced seeks, as a primary objective, to provide current income to the extent that, in the opinion of WRIMCO, the Portfolio's investment manager, market and economic conditions permit. As a secondary objective, the Portfolio seeks long-term appreciation of capital.

PRINCIPAL STRATEGIES

Ivy Funds VIP Balanced invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. Regarding its equity investments, the Portfolio invests primarily in medium to large, well-established companies that usually issue dividend-paying securities. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities. The majority of the Portfolio's debt securities are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest, nor on the size of companies in which it may invest. The Portfolio may invest in both domestic and, to a lesser extent, foreign securities.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO typically uses a bottom-up approach and looks for undervalued companies whose asset value or earnings power, WRIMCO believes, is not reflected in the price of the stock. WRIMCO also considers a company's potential for dividend growth, its relative strength in earnings, its management and improving fundamentals, and the condition of the respective industry. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security or a debt security, WRIMCO uses the same analysis as identified above in order to determine if the equity security is still undervalued. In determining whether to sell a debt security, WRIMCO will consider whether the security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income, to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Balanced. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy an issuer of a debt security or other fixed-income obligation may not make payments on the security when due an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline a decrease in interest rates, which may cause prepayment of higher-yielding bonds held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, which also may cause a decrease in the Portfolio's investment income the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Balanced may be appropriate for investors seeking current income and the potential for long-term appreciation of capital. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Balanced by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	10.14%
2000	7.14%
2001	-5.94%
2002	-8.41%
2003	19.09%
2004	8.93%
2005	5.01%
2006	11.21%
2007	13.67%
2008	-21.00%

In the period shown in the chart, the highest quarterly return was 8.80% (the second quarter of 2003) and the lowest quarterly return was -10.91% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Balanced	-21.00%	2.70%	3.30%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Citigroup Treasury/Govt
Sponsored/Credit Index[1]	6.08%	4.81%	5.74%
Lipper Variable Annuity Mixed-Asset
Target Allocation Growth
Funds Universe Average[2]	-29.60%	-0.56%	0.87%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to those of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Balanced. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%
Total Annual Portfolio Operating Expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$103	$322	$558	$1,236

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%
2008	-33.89%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science
and Technology	-33.89%	3.87%	8.62%
S&P North American Technology
Sector Index[1]	-43.32%	-5.38%	-5.21%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	-45.44%	-4.92%	-1.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

MONEY MARKET PORTFOLIO

____________________________________________________________________________________

IVY FUNDS VIP MONEY MARKET

(formerly, W&R Target Money Market Portfolio)

OBJECTIVE

Ivy Funds VIP Money Market seeks maximum current income consistent with stability of principal.

PRINCIPAL STRATEGIES

Ivy Funds VIP Money Market seeks to achieve its objective by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities are rated in one of the two highest categories by a requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 (Rule 2a-7) under the Investment Company Act of 1940, as amended (1940 Act), or, if unrated, are of comparable quality as determined by WRIMCO, the Portfolio's investment manager. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These may include:

  the credit quality of the particular issuer or guarantor of the security the maturity of the security
  the relative value of the security
  the industry sector of the issuer of the security

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. WRIMCO also may sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Money Market. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  a decrease in interest rates, which may cause prepayment of higher-yielding instruments held by the Portfolio, resulting in the Portfolio reinvesting the proceeds in other securities with generally lower interest rates, which also may cause a decrease in the Portfolio's investment income an increase in interest rates, which can cause the value of the Portfolio's holdings, especially securities with longer maturities, to decline the credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and managing the interest rate and credit risks of the Portfolio adverse market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds. These events have also decreased liquidity in some markets and may continue to do so

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

On October 3, 2008, the Board of Directors of the Trust's predecessor, Ivy Funds Variable Insurance Portfolios, Inc. (Board), approved the participation by Ivy Funds VIP Money Market (Portfolio) in the initial three-month term of the U.S. Department of the Treasury's (Treasury) Temporary Guarantee Program for Money Market Funds (Program). At its regular meeting held on November 19, 2008, the Board unanimously approved the continued participation of the Portfolio in the Program, if the Treasury extended the Program beyond the initial three-month period ending December 19, 2008. On November 24, 2008, the Treasury announced its decision to extend the Program for the period from December 19, 2008 through April 30, 2009. Similarly, at its regular meeting held on February 4, 2009, the Board unanimously approved the continued participation of the Portfolio in the Program, if the Treasury further extended the Program. On March 31, 2009, the Treasury announced its decision to extend the Program for the period from April 30, 2009 through September 18, 2009 (Extended Program). Other than extending the Program's expiration date and charging an additional fee, the Extended Program does not change any of the terms of the Program which are described below.

Subject to certain conditions and limitations, in the event that the market-based net asset value per share of the Portfolio falls below $0.995 and the Portfolio liquidates its holdings, the Program and the Extended Program will provide coverage to shareholders in the Portfolio for up to $1.00 per share for the lesser of either the number of shares the investor held in the Portfolio at the close of business on September 19, 2008 or the number of shares the investor held on the date the market-based net asset value per share fell below $0.995. The Program and the Extended Program each applies only to shareholders of record who maintain a positive balance in the Portfolio from the close of business on September 19, 2008 through the date on which the Portfolio's market-based net asset value per share falls below $0.995.

The Program and the Extended Program are each funded from assets in the Exchange Stabilization Fund (ESF). Payments to investors under the Program and the Extended Program will depend on the availability of assets in the ESF, which currently total approximately $50 billion. The Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Portfolio's participation in the initial three months of the Program (that is, until December 18, 2008) required a payment to the U.S. Department of the Treasury in the amount of 0.01% based on the net asset value of the Portfolio as of September 19, 2008. The Portfolio's participation in each Program extension (that is, until April 30, 2009, and thereafter until September 18, 2009) required a payment to the U.S. Department of the Treasury in the amount of 0.015% based on the net asset value of the Portfolio as of September 19, 2008. This expense is borne by the Portfolio without regard to any expense limitation currently in effect for the Portfolio.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Money Market may be appropriate for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Money Market by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual total returns for the periods shown.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	4.62%
2000	5.87%
2001	3.62%
2002	1.12%
2003	0.52%
2004	0.70%
2005	2.50%
2006	4.32%
2007	4.60%
2008	2.18%

In the period shown in the chart, the highest quarterly return was 1.48% (the third quarter of 2000) and the lowest quarterly return was 0.09% (the third quarter of 2003).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Money
Market	2.18%	2.85%	2.99%

As of December 31, 2008 the 7-day yield was equal to 1.61%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Money Market. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.40%
Distribution and Service (12b-1) Fees[1]	0.00%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses[1]	0.50%

1Expense information has been restated to reflect the termination of the Portfolio's Service (12b-1) Plan, effective January 1, 2009.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$51	$160	$280	$628

MORE ABOUT THE PORTFOLIOS

____________________________________________________________________________________

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Core Equity: The Portfolio seeks to achieve its objectives of capital growth and income by investing, during normal market conditions, in common stocks of large, high-quality domestic and foreign companies that WRIMCO believes are globally dominant, have sustainable competitive advantages accompanied by financial strength and earnings stability, and have dominant positions in their industries. There is no guarantee, however, that the Portfolio will achieve its objectives.

WRIMCO believes that long-term earnings power relative to market expectations is an important component for stock performance. From a top-down perspective, WRIMCO seeks to identify trends which indicate specific industries that have the potential to experience multi-year growth. Once identified, WRIMCO seeks to invest in what it believes to be dominant companies that will benefit from these trends; including companies that WRIMCO believes have long-term earnings potential greater than the market expectations. Through its bottom-up stock selection, WRIMCO searches for companies for which it believes market expectations are too low with regard to the company's ability to grow its business and thereby generate sufficient equity.

When WRIMCO views stocks with high yields as less attractive than other common stocks, the Portfolio may hold lower-yielding common stocks because of their prospects for appreciation. When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (typically, investment grade, that is, bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality), including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also invest in derivative instruments to hedge its current holdings. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP Core Equity is subject to various risks, including the following:

  Company Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Large Company Risk
  Market Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Ivy Funds VIP Growth: The Portfolio seeks to achieve its primary objective of capital growth and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks issued by higher-quality, growth-oriented domestic and, to a lesser extent, foreign companies that WRIMCO believes have appreciation possibilities. There is no guarantee, however, that the Portfolio will achieve its objectives.

In selecting securities for the Portfolio, WRIMCO looks for companies which serve large markets with a demonstrated ability to sustain unit growth and high profitability, often driven by brand loyalty, cost structure, scale, proprietary technology or distribution advantages. WRIMCO's process to select stocks is primarily a blend of quantitative and fundamental research. From a quantitative standpoint, WRIMCO typically concentrates on profitability, capital intensity, cash flow and calculation measures, as well as earnings growth rates. WRIMCO's fundamental research effort seeks to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which enables a company to generate superior levels of profitability and growth for an extended period of time. Additional focus is given to those companies that appear well positioned to benefit from secular trends embedded in the marketplace (that is, demographics, deregulation, capital spending trends, etc.).

The Portfolio invests primarily in common stocks but may also own, to a lesser extent, preferred stocks, convertible securities and debt securities, typically of investment grade and of any maturity. As well, the Portfolio may invest up to 20% of its total assets in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

At times, as a temporary defensive measure, the Portfolio may invest up to all of its assets in debt securities, including commercial paper and short-term U.S. government securities, and/or preferred stocks. The Portfolio may also use options and futures contracts for temporary defensive purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP Growth is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Small Cap Growth: The Portfolio seeks to achieve its objective of growth of capital by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The emphasis on portfolio risk diversification is an important contributor to the ability to effectively manage risk, as a desired goal is to have a portfolio of securities that tend not to react in high correlation to one another under any economic or market condition. This emphasis is intended to result in a higher degree of diversification, reduced portfolio volatility, and a smoother more consistent pattern of portfolio returns over the long term. There is no guarantee, however, that the Portfolio will achieve its objective.

WRIMCO considers quality of management and superior financial characteristics (for example, return on assets, return on equity, operating margin) in its search for companies, thereby focusing on higher-quality companies. WRIMCO seeks companies that it believes exhibit defensible market positions by having one or more of the following characteristics: a company that is a strong niche player, that features the involvement of the founder, or that demonstrates a strong commitment to shareholders. WRIMCO believes that such companies generally have a replicable business model that allows for sustained growth. The focus on holding an investment is intermediate to long-term. WRIMCO considers selling a holding if its analysis reveals evidence of a meaningful deterioration in operating trends, it anticipates a decrease in the company's ability to grow and gain market shares and/or the company's founder departs.

Small cap companies typically are companies with market capitalizations below $3.5 billion. Some companies may outgrow the definition of small cap after the Portfolio has purchased their securities. These companies continue to be considered small cap for purposes of the Portfolio's investment policy. From time to time, the Portfolio also will invest a lesser portion of its assets in securities of mid and large cap companies (that is, companies with market capitalizations larger than that defined above) that, in WRIMCO's opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above-average growth.

In addition to common stocks, the Portfolio may invest in securities convertible into common stocks, in preferred stocks and debt securities, that are mostly of investment grade. The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities, including commercial paper short-term U.S. government securities, and/or preferred stocks. The Portfolio also may invest in more established companies, such as those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Portfolio's position size in any particular security. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Small Cap Growth is subject to various risks, including the following:

  Company Risk
  Diversification Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Bond: The Portfolio seeks to achieve its objective of a reasonable return with emphasis on preservation of capital by investing primarily in a diversified portfolio of debt securities of higher quality, and, to a lesser extent, in non-investment grade securities, convertible securities and debt securities with warrants attached. WRIMCO may use various techniques, such as investing in put bonds, to manage the duration of the Portfolio's holdings. As a result, as interest rates rise, the duration (price sensitivity to rising interest rates) of the Portfolio's holdings will typically decline. WRIMCO typically determines sector allocation by fundamental analysis and a comparison of relative value between sectors. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio may invest a significant amount of its assets in mortgage-backed securities, including U.S. government or U.S. government-related mortgage loan pools or private mortgage loan pools. In U.S. government or U.S. government-related mortgage loan pools, the U.S. government or certain agencies guarantee to mortgage pool security holders the payment of principal and interest. The principal U.S. government-related guarantors of mortgage-related securities are Fannie Mae and Freddie Mac. Fannie Mae and Freddie Mac generally guarantee payment of principal and interest on mortgage loan pool securities issued by certain pre-approved institutions (such as savings and loan institutions, commercial banks and mortgage bankers). However, securities issued by Fannie Mae, Freddie Mac and FHLB are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer. In addition the Portfolio purchases securities issued by non-government related entities which may be backed only by the pool of assets pledged as security for the transaction.

The Portfolio may invest, to a limited extent, in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds. The Portfolio also may invest up to 20% of its total assets in foreign securities, which may present additional risks, including accounting and disclosure standards which may differ from country to country, and may make obtaining reliable research information more difficult. There is also the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, it may take a number of actions. For example, the Portfolio may sell longer-term bonds and buy shorter-term bonds or invest in money market instruments. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Bond is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Extension Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP High Income: The Portfolio seeks to achieve its primary objective of a high level of current income, and its secondary objective of capital growth, when consistent with its primary objective, by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio's objectives. There is no guarantee, however, that the Portfolio will achieve its objectives.

In general, the high level of income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the NRSROs or unrated securities that are determined by WRIMCO to be of comparable quality; these include bonds rated BBB or lower by S&P, or Baa or lower by Moody's. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty. The Portfolio is generally more conservatively structured and invested in higher quality securities than its peers. WRIMCO seeks to protect the downside of investing in lower-quality securities and therefore searches for higher-quality securities within the individual rating categories. WRIMCO focuses on credit quality and seeks companies that appear to be able to improve their ratings.

The Portfolio primarily owns debt securities, which may include loan participations and other loan instruments, and may own fixed-income securities of varying maturities; however, it also may own, to a lesser degree, preferred stocks, common stocks and convertible securities. The Portfolio limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend-paying common stocks.

The Portfolio may enter into credit default swap contracts for hedging and/or speculative purposes. The Portfolio may either sell or buy credit protection under these contracts.

The Portfolio may invest an unlimited amount of its assets in foreign securities. At this time, however, the Portfolio does not intend to invest a significant amount of its assets in foreign securities. Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions and to attempt to reduce the price volatility of the Portfolio, WRIMCO may take any one or more of the following steps with respect to the Portfolio's assets:

  shorten the average maturity of the Portfolio's debt holdings hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)
  emphasize investment-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP High Income is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Extension Risk
  Income Risk
  Interest Rate Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mortgage-Backed and Asset-Backed Securities Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP International Growth: The Portfolio seeks to achieve its primary objective of long-term appreciation of capital and its secondary objective of current income by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years. WRIMCO seeks profitable companies with a competitive advantage in their industry as well as the ability to sustain their growth rates. The Portfolio may invest in any geographic area and within various sectors. There is no guarantee, however, that the Portfolio will achieve its objectives.

Under normal economic conditions, the Portfolio invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed income market movements).

The Portfolio may from time to time take a temporary defensive position, and may invest up to all of the Portfolio's assets in U.S. government securities, investment-grade debt securities and cash and cash equivalents such as commercial paper, short-term notes and other money market securities; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it also may invest all of the Portfolio's assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP International Growth is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Asset Strategy: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers. The Portfolio may invest up to 100% of its total assets in foreign securities. The Portfolio may invest in almost any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's objective. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

The Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Portfolio also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

The Portfolio also may seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Portfolio would effectively add leverage because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Portfolio normally would be hedging its exposure on debt obligations that it holds.

As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal market conditions. WRIMCO will typically increase the Portfolio's investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio. The Portfolio also may invest in derivative instruments for both defensive and speculative purposes. WRIMCO may, as a temporary defensive measure, invest up to 25% of the Portfolio's total assets in precious metals.

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Ivy Funds VIP Asset Strategy is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Balanced: The Portfolio seeks to achieve its primary objective of providing current income to the extent that, in the opinion of WRIMCO, market and economic conditions permit, and its secondary objective of long-term appreciation of capital, by investing primarily in a diversified mix of stocks, debt securities and short-term instruments, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its objectives.

The Portfolio owns common stocks in order to provide possible appreciation of capital and/or dividend income and the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio also may invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income securities.

In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend-paying securities. The majority of the Portfolio's debt holdings are either U.S. government securities or investment-grade corporate bonds, including bonds rated BBB or higher by S&P or Baa or higher by Moody's or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of debt securities in which it may invest nor on the size of companies in which it may invest. The Portfolio also may purchase an unlimited amount of foreign securities; however, the Portfolio intends to have less than 10% of its total assets invested in foreign securities. An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, however, the Portfolio may not achieve its investment objectives.

Risks. An investment in Ivy Funds VIP Balanced is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Foreign Securities Risk
  Income Risk
  Interest Rate Risk
  Large Company Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Investment Company Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Money Market: The Portfolio seeks to achieve its objective of maximum current income consistent with stability of principal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Portfolio will achieve its objective.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

  U.S. government securities (including obligations of U.S. government agencies and instrumentalities)
  bank obligations and instruments secured by bank obligations, such as letters of credit commercial paper (domestic and foreign issuers), including asset-backed commercial paper programs corporate debt obligations, including variable rate master demand notes
  Canadian government obligations
  certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest

The Portfolio may only invest in bank obligations if they are obligations of a bank subject to regulation by the U.S. government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

Certain U.S. government securities in which the Portfolio may invest, such as Treasury securities and securities issued by Ginnie Mae, are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Portfolio may invest, such as securities issued by Fannie Mae, Freddie Mac and the FHLB, are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the Treasury or by the credit of the issuer.

Risks. An investment in Ivy Funds VIP Money Market is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Income Risk
  Interest Rate Risk
  Market Risk
  Prepayment Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective(s) and investment policies of each Portfolio may be changed by the Board of Trustees of the Trust without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor, as applicable, in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio (other than Ivy Funds VIP Money Market) may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's, as applicable, selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or the investment subadvisor, as applicable, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk -- A Portfolio is subject to diversification risk if it may invest more than 5% of its total assets in the securities of a single issuer with respect to up to 25% of its total investment portfolio; a Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio. A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Extension Risk -- Rising interest rates could cause property owners to prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities and real estate debt securities. This would, in effect, convert a short or medium-duration security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline. Duration measures the expected price sensitivity of a fixed income security or portfolio for a given change in interest rates. For example, if interest rates rise by one percent, the value of a security or portfolio having a duration of two years generally will fall by approximately two percent.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios (other than Ivy Funds VIP Money Market) may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent WRIMCO's or the investment subadvisor's, as applicable, judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- A Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk - Investments in IPOs can have a significant positive impact on a Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. A Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio's purchases of shares of such ETFs are subject to the Portfolio's investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Mortgage-Backed and Asset-Backed Securities Risk -- Mortgage-backed and asset-backed securities are subject to prepayment risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, and a Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also may limit the potential for capital appreciation on mortgage-backed and asset-backed securities. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of such securities, and cause their value to decline more than traditional fixed-income securities. If a Portfolio purchases mortgage-backed or asset-backed securities that are "subordinated" to other interests in the same mortgage pool, the Portfolio, as a holder of those securities, may only receive payments after the pool's obligations to other investors have been satisfied. For example, an unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Portfolio as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless; the risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's investment income.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, as applicable, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Trust's Board of Trustees. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $27.3 billion in assets under management as of December 31, 2008.

Ivy Funds VIP Asset Strategy: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Ivy Funds VIP Asset Strategy since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Funds VIP Balanced: Cynthia P. Prince-Fox is primarily responsible for the day-to-day management of Ivy Funds VIP Balanced. Ms. Prince-Fox has held her responsibilities for Ivy Funds VIP Balanced since the Portfolio's inception in July 1994. She is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. Ms. Prince-Fox earned a BBA degree in finance from St. Mary's University in San Antonio, Texas, and has earned an MBA with an emphasis in finance from Rockhurst College.

Ivy Funds VIP Bond: Mark Otterstrom is primarily responsible for the day-to-day management of Ivy Funds VIP Bond. Mr. Otterstrom has held his responsibilities for Ivy Funds VIP Bond since August 2008. He is Senior Vice President of WRIMCO and IICO. He has served as portfolio manager for investment companies managed by WRIMCO since June 2000, and has been an employee of such since May 1987. Mr. Otterstrom earned a BS in finance from the University of Tulsa, and an MBA in finance from the University of Missouri at Kansas City. He is a Chartered Financial Analyst.

Ivy Funds VIP Core Equity: Erik R. Becker and Gustaf C. Zinn are primarily responsible for the day-to-day management of Ivy Funds VIP Core Equity, and both have held their Portfolio responsibilities since July 2006. Mr. Becker joined WRIMCO in 1999 as an investment analyst and had served as an assistant portfolio manager for Ivy Funds VIP Core Equity since 2003. He has served as a portfolio manager since February 2006, in addition to his duties as a research analyst. He is Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker earned a BBA degree in finance, investment and banking and an MS in finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Mr. Zinn has been an employee of WRIMCO since 1998. He had served as assistant portfolio manager for funds managed by IICO and WRIMCO since July 2003, in addition to his duties as a research analyst, and has served as a portfolio manager since February 2006. He is Vice President of IICO and WRIMCO and Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. He earned a BBA degree and a Masters of Finance from the University of Wisconsin-Madison. He is a Chartered Financial Analyst.

Ivy Funds VIP Growth: Daniel P. Becker and Philip J. Sanders are primarily responsible for the day-to-day management of Ivy Funds VIP Growth. Mr. Becker has held his responsibilities for Ivy Funds VIP Growth since June 2006. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Becker has been an employee of WRIMCO and its predecessor since October 1989, initially serving as an investment analyst, and has served as a portfolio manager since January 1997. He earned a BS degree in Mathematical Economics from the University of Wisconsin, and holds an MS degree with an emphasis in Finance, Investments and Banking from the University of Wisconsin Graduate School of Business. Mr. Becker is a Chartered Financial Analyst.

Mr. Sanders has held his responsibilities for Ivy Funds VIP Growth since August 1998. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust, and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Sanders has been an employee of WRIMCO since August 1998. He earned a BA in economics from the University of Michigan and an MBA from the University of North Carolina at Charlotte. Mr. Sanders is a Chartered Financial Analyst.

Ivy Funds VIP High Income: William M. Nelson is primarily responsible for the day-to-day management of Ivy Funds VIP High Income. Mr. Nelson has held his responsibilities for Ivy Funds VIP High Income since January 1999. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and portfolio manager of another investment company for which WRIMCO serves as investment manager. Mr. Nelson has been an employee of WRIMCO since January 1995. He earned a BS in business administration from Bucknell University in Lewisburg, Pennsylvania, and an MBA in finance and marketing from the University of Connecticut.

Ivy Funds VIP International Growth: F. Chace Brundige is primarily responsible for the day-to-day management of Ivy Funds VIP International Growth. Mr. Brundige has held his responsibilities for Ivy Funds VIP International Growth since January 2009. In 2003, he joined WRIMCO as an assistant portfolio manager for the Large Cap Growth equity team, and became a portfolio manager in February 2006. He is Vice President of WRIMCO and IICO, Vice President of the Trust, and portfolio manager for other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Brundige holds a BS degree in finance from Kansas State University, and has earned an MBA with an emphasis in finance and accounting from the University of Chicago Graduate School of Business. Mr. Brundige is a Chartered Financial Analyst.

Ivy Funds VIP Money Market: Mira Stevovich is primarily responsible for the day-to-day management of Ivy Funds VIP Money Market. Ms. Stevovich has held her responsibilities for Ivy Funds VIP Money Market since May 1998. She is Vice President of WRIMCO and IICO, Vice President and Assistant Treasurer of the Trust and Vice President and Assistant Treasurer of other investment companies for which WRIMCO or IICO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987. She earned a BA degree from Colorado Womens College. Ms. Stevovich holds an MA degree in Soviet and East European Studies and an MBA degree from the University of Kansas. She is a Chartered Financial Analyst.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Ivy Funds VIP Small Cap Growth: Kenneth G. McQuade is primarily responsible for the day-to-day management of Ivy Funds VIP Small Cap Growth. Mr. McQuade has held his responsibilities for Ivy Funds VIP Small Cap Growth since March 2006. Mr. McQuade joined Waddell & Reed in 1997 as an investment analyst. He has been an assistant portfolio manager of separately managed small cap accounts since August 2003, and continues with these responsibilities in addition to his day-to-day management of the Ivy Funds VIP Small Cap Growth. Mr. McQuade is Vice President of WRIMCO and IICO, and Vice President of the Trust. He earned a BS degree in finance from Bradley University.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP Money Market: 0.40% of net assets.

Ivy Funds VIP Bond: Effective August 6, 2007: 0.475% of net assets up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

Ivy Funds VIP High Income: 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Asset Strategy, Ivy Funds VIP Balanced, Ivy Funds VIP Core Equity and Ivy Funds VIP Growth: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP International Growth, Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Bond (prior to August 6, 2007): 0.485% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

Ivy Funds VIP High Income: 0.575% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion.

Ivy Funds VIP Asset Strategy: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Core Equity: 0.65% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Growth: 0.67% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP International Growth: 0.82% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Science and Technology and Ivy Funds VIP Small Cap Growth: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor, as applicable.

For the fiscal year ended December 31, 2008, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Ivy Funds VIP Asset Strategy	0.69%
Ivy Funds VIP Balanced	0.70%
Ivy Funds VIP Bond	0.47%
Ivy Funds VIP Core Equity	0.65%
Ivy Funds VIP Growth	0.67%
Ivy Funds VIP High Income	0.58%
Ivy Funds VIP International Growth	0.82%
Ivy Funds VIP Money Market	0.40%
Ivy Funds VIP Science and Technology	0.83%
Ivy Funds VIP Small Cap Growth	0.83%

A discussion regarding the basis of the approval by the Board of Trustees of the advisory contract of each of the Portfolios is available in the Trust's Annual Report to Shareholders for the period ended December 31, 2008.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio (except for Ivy Funds VIP Money Market) may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust's principal underwriter, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (WRSCO) (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds' Board of Trustees and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Affected Funds' Disinterested Trustees to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the "Regulatory Matters" section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

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WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as "mixed funding." Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust's Order, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio's NAV:

  The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or not reflective of current market value are valued at their fair value by or at the direction of the Trust's Board of Trustees, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. Ivy Funds VIP Money Market uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust's Board of Trustees. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP International Growth, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, each Portfolio's transfer agent, in accordance with guidelines adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Trust's Board of Trustees regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Trust's Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of a Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WRSCO and/or Waddell & Reed, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP International Growth, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies, such as Ivy Funds VIP Small Cap Growth, or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities, such as Ivy Funds VIP High Income.

To discourage market timing activities by investors, the Trust's Board of Trustees has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios' assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer's sale of any of the Portfolios' shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's or a subadvisor's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared daily and paid monthly: Net investment income from Ivy Funds VIP Money Market

Declared and paid annually in May: Net investment income from all other Portfolios and net realized long-term and/or short-term capital gains from all Portfolios

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, other than Ivy Funds VIP Money Market, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio. Distributions of net realized short-term capital gains of Ivy Funds VIP Money Market (which does not anticipate realizing any long-term capital gains) are declared daily and paid monthly in additional full and fractional shares of that Portfolio.

Federal tax laws require a Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a Portfolio, as well as capital gains realized by a Portfolio on the sale of its investment securities.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.*
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements and financial highlights for the fiscal period ended December 31, 2008, is included in the Trust's Annual Report to Shareholders, which is available upon request.

*Effective April 30, 2009, Ivy Funds Variable Insurance Portfolios, Inc. was reorganized into the Trust.

IVY FUNDS VIP ASSET STRATEGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.3237	$9.0016	$8.8625	$7.6926	$6.9237
	------------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1062	0.0932	0.0958	0.0836	0.0699
Net realized and unrealized gain (loss)
on investments	(3.2919)	3.8531	1.7042	1.7847	0.8508
	------------	----------	----------	----------	----------
Total from investment operations	(3.1857)	3.9463	1.8000	1.8683	0.9207
	------------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0495)	(0.0709)	(0.0354)	(0.0762)	(0.0990)
Net realized gains	(0.8136)	(0.5533)	(1.6255)	(0.6222)	(0.0528)
	------------	----------	----------	----------	----------
Total distributions	(0.8631)	(0.6242)	(1.6609)	(0.6984)	(0.1518)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 8.2749	$12.3237	$9.0016	$8.8625	$7.6926
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-25.79%	44.11%	20.15%	24.27%	13.30%
Net assets, end of period
(in millions)	$678	$913	$602	$416	$282
Ratio of expenses to
average net assets
including expense waiver	1.04%	1.03%	1.02%	1.03%	1.06%
Ratio of net investment
income to average net assets
including expense waiver	1.02%	0.96%	1.16%	1.10%	1.02%
Ratio of expenses to
average net assets
excluding expense waiver	1.05%	1.04%	1.03%	1.03%[1]	1.06%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.01%	0.95%	1.15%	1.10%[1]	1.02%[1]
Portfolio turnover rate	190%	98%	148%	79%	118%

1There was no waiver of expenses during the period.

IVY FUNDS VIP BALANCED
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$9.7624	$8.7056	$7.9631	$7.6783	$7.1491
	-----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1496	0.1388	0.1224	0.0999	0.1096
Net realized and unrealized gain
(loss) on investments	(2.1997)	1.0508	0.7704	0.2851	0.5292
	-----------	----------	----------	----------	----------
Total from investment operations	(2.0501)	1.1896	0.8928	0.3850	0.6388
	-----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0096)	(0.1326)	(0.1207)	(0.1002)	(0.1096)
Net realized gains	(0.0067)	(0.0002)	(0.0296)	(0.0000)	(0.0000)
	-----------	----------	----------	----------	----------
Total distributions	(0.0163)	(0.1328)	(0.1503)	(0.1002)	(0.1096)
	-----------	----------	----------	----------	----------
Net asset value,
end of period	$7.6960	$9.7624	$8.7056	$7.9631	$7.6783
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-21.00%	13.67%	11.21%	5.01%	8.93%
Net assets, end of period
(in millions)	$378	$559	$565	$582	$628
Ratio of expenses to
average net assets	1.01%	1.01%	1.01%	1.01%	1.02%
Ratio of net investment
income to average
net assets	1.53%	1.40%	1.37%	1.20%	1.45%
Portfolio turnover rate	19%	8%	28%	52%	39%

IVY FUNDS VIP BOND
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$5.3255	$5.2752	$5.2928	$5.4762	$5.5710
	-----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.2183	0.2428	0.2434	0.2356	0.2463
Net realized and unrealized gain
(loss) on investments	(0.2017)	0.0489	(0.0182)	(0.1464)	(0.0302)
	-----------	----------	----------	----------	----------
Total from investment operations	0.0166	0.2917	0.2252	0.0892	0.2161
	-----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0049)	(0.2414)	(0.2411)	(0.2464)	(0.2463)
Net realized gains	(0.0000)	(0.0000)	(0.0017)	(0.0262)	(0.0646)
	-----------	----------	----------	----------	----------
Total distributions	(0.0049)	(0.2414)	(0.2428)	(0.2726)	(0.3109)
	-----------	----------	----------	----------	----------
Net asset value,
end of period	$5.3372	$5.3255	$5.2752	$5.2928	$5.4762
	======	======	======	======	======
Ratios/Supplemental Data
Total return	0.31%	5.67%	4.24%	1.61%	3.88%
Net assets, end of period
(in millions)	$334	$296	$213	$212	$218
Ratio of expenses to
average net assets
including expense waiver	0.79%	0.82%	0.84%	0.86%	0.85%
Ratio of net investment
income to average net assets
including expense waiver	4.38%	4.57%	4.49%	4.17%	4.16%
Ratio of expenses to
average net assets
excluding expense waiver	0.79%[1]	0.85%	0.85%	0.86%[1]	0.85%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	4.38%[1]	4.54%	4.48%	4.17%[1]	4.16%[1]
Portfolio turnover rate	29%	42%	54%	43%	47%

1There was no waiver of expenses during the period.

IVY FUNDS VIP CORE EQUITY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.9583	$12.5485	$11.1221	$10.2369	$ 9.3996
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.0832	0.0977	0.0805	0.0358	0.0622
Net realized and unrealized gain
(loss) on investments	(4.6008)	1.6632	1.8084	0.8859	0.8373
	----------	----------	----------	----------	----------
Total from investment operations	(4.5176)	1.7609	1.8889	0.9217	0.8995
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0203)	(0.0862)	(0.1093)	(0.0365)	(0.0622)
Net realized gains	(0.3095)	(1.2649)	(0.3532)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.3298)	(1.3511)	(0.4625)	(0.0365)	(0.0622)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 8.1109	$12.9583	$12.5485	$11.1221	$10.2369
	=======	======	======	=======	=======
Ratios/Supplemental Data
Total return	-34.77%	14.03%	16.99%	9.01%	9.57%
Net assets, end of period
(in millions)	$402	$746	$762	$723	$737
Ratio of expenses to
average net assets
including expense waiver	0.96%	0.96%	0.99%	1.01%	1.01%
Ratio of net investment
income to average net assets
including expense waiver	0.68%	0.68%	0.62%	0.32%	0.62%
Ratio of expenses to
average net assets
excluding expense waiver	1.01%	1.01%	1.00%	1.01%[1]	1.01%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	0.63%	0.63%	0.61%	0.32%[1]	0.62%[1]
Portfolio turnover rate	105%	83%	103%	62%	54%

1There was no waiver of expenses during the period.

IVY FUNDS VIP GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.0237	$9.7813	$9.3125	$8.3728	$8.1267
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0297	(0.0008)	(0.0001)	(0.0029)	0.0228
Net realized and unrealized gain
(loss) on investments	(4.3944)	2.5262	0.4689	0.9429	0.2460
	----------	----------	----------	----------	----------
Total from investment operations	(4.3647)	2.5254	0.4688	0.9400	0.2688
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0000)	(0.0003)	(0.0227)
Net realized gains	(0.1061)	(0.2829)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.1061)	(0.2830)	(0.0000)	(0.0003)	(0.0227)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 7.5529	$12.0237	$9.7813	$9.3125	$8.3728
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-36.27%	25.81%	5.04%	11.23%	3.31%
Net assets, end of period
(in millions)	$757	$1,305	$1,177	$1,252	$1,252
Ratio of expenses to
average net assets
including expense waiver	0.97%	0.97%	0.99%	1.00%	1.00%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.29%	-0.01%	0.00%	-0.03%	0.27%
Ratio of expenses to
average net assets
excluding expense waiver	1.00%	0.99%	1.00%	1.00%[1]	1.00%[1]
Ratio of net investment
income (loss) to average net assets
excluding expense waiver	0.26%	-0.03%	-0.01%	-0.03%[1]	0.27%[1]
Portfolio turnover rate	53%	42%	67%	59%	81%

1There was no waiver of expenses during the period.

IVY FUNDS VIP HIGH INCOME
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$3.2031	$3.3398	$3.2521	$3.4276	$3.3375
	----------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.2834	0.2717	0.2518	0.2626	0.2391
Net realized and unrealized gain
(loss) on investments	(0.9826)	(0.1440)	0.0827	(0.1749)	0.0901
	----------	----------	----------	----------	----------
Total from investment operations	(0.6992)	0.1277	0.3345	0.0877	0.3292
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0198)	(0.2644)	(0.2468)	(0.2632)	(0.2391)
Net realized gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0198)	(0.2644)	(0.2468)	(0.2632)	(0.2391)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$2.4841	$3.2031	$3.3398	$3.2521	$3.4276
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-21.82%	3.86%	10.27%	2.55%	9.86%
Net assets, end of period
(in millions)	$147	$214	$204	$186	$190
Ratio of expenses to
average net assets
including expense waiver	0.91%	0.90%	0.94%	0.95%	0.96%
Ratio of net investment
income to average net assets
including expense waiver	8.72%	7.90%	7.48%	7.35%	7.13%
Ratio of expenses to
average net assets
excluding expense waiver	0.96%	0.95%	0.95%	0.95%[1]	0.96%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	8.67%	7.85%	7.47%	7.35%[1]	7.13%[1]
Portfolio turnover rate	37%	74%	71%	54%	83%

1There was no waiver of expenses during the period.

IVY FUNDS VIP INTERNATIONAL GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.7486	$9.1353	$7.5943	$6.6534	$5.8722
	------------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1075	0.0630	0.0672	0.0493	0.0367
Net realized and unrealized gain
(loss) on investments	(4.6438)	1.8829	1.5263	1.0465	0.7853
	------------	----------	----------	----------	----------
Total from investment operations	(4.5363)	1.9459	1.5935	1.0958	0.8220
	------------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0222)	(0.0587)	(0.0525)	(0.1549)	(0.0408)
Net realized gains	(0.1851)	(0.2739)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.2073)	(0.3326)	(0.0525)	(0.1549)	(0.0408)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 6.0050	$10.7486	$9.1353	$7.5943	$6.6534
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-42.15%	21.29%	20.99%	16.47%	14.00%
Net assets, end of period
(in millions)	$159	$283	$245	$206	$187
Ratio of expenses to
average net assets
including expense waiver	1.18%	1.17%	1.20%	1.21%	1.20%
Ratio of net investment
income to average net assets
including expense waiver	1.27%	0.63%	0.81%	0.67%	0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.21%	1.20%	1.21%	1.21%[1]	1.20%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.24%	0.60%	0.80%	0.67%[1]	0.59%[1]
Portfolio turnover rate	96%	95%	96%	86%	81%

1There was no waiver of expenses during the period.

IVY FUNDS VIP MONEY MARKET
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
	----------	----------	----------	----------	----------
Income from investment operations:
Net investment income	0.0215	0.0451	0.0424	0.0247	0.0070
Net realized and unrealized gain
on investments	0.0001	0.0000	0.0000	0.0000	0.0000
	----------	----------	----------	----------	----------
Total from investment operations	0.0216	0.0451	0.0424	0.0247	0.0070
	----------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0215)	(0.0451)	(0.0424)	(0.0247)	(0.0070)
Net realized gains	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
	----------	----------	----------	----------	----------
Total distributions	(0.0216)	(0.0451)	(0.0424)	(0.0247)	(0.0070)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
	======	======	======	======	======
Ratios/Supplemental Data
Total return	2.18%	4.60%	4.32%	2.50%	0.70%
Net assets, end of period
(in millions)	$201	$89	$70	$52	$55
Ratio of expenses to
average net assets	0.75%	0.76%	0.77%	0.79%	0.76%
Ratio of net investment
income to average
net assets	2.01%	4.51%	4.29%	2.46%	0.69%

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment loss	(0.0336)	(0.0712)	(0.1178)	(0.1145)	(0.0751)
Net realized and unrealized gain
(loss) on investments	(6.0778)	4.3892	1.4468	2.5975	2.0882
	------------	------------	------------	------------	------------
Total from investment operations	(6.1114)	4.3180	1.3290	2.4830	2.0131
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Total distributions	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$11.4251	$17.9777	$17.7170	$16.8844	$14.4014
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-33.89%	24.37%	7.87%	17.25%	16.25%
Net assets, end of period
(in millions)	$226	$396	$352	$361	$322
Ratio of expenses to
average net assets
including expense waiver	1.16%	1.15%	1.17%	1.17%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.21%	-0.42%	-0.65%	-0.74%	-0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%	1.18%	1.17%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.23%	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]
Portfolio turnover rate	62%	73%	71%	104%	107%

1There was no waiver of expenses during the period.

IVY FUNDS VIP SMALL CAP GROWTH
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$10.2422	$9.9749	$10.4866	$9.6810	$8.4703
	------------	----------	------------	----------	----------
Income (loss) from investment operations:
Net investment income (loss)	0.0270	(0.0641)	(0.0584)	(0.0647)	(0.0741)
Net realized and unrealized gain
(loss) on investments	(4.0469)	1.4127	0.5883	1.3116	1.2848
	------------	----------	-----------	----------	----------
Total from investment operations	(4.0199)	1.3486	0.5299	1.2469	1.2107
	------------	----------	-----------	----------	----------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.1290)	(1.0813)	(1.0416)	(0.4413)	(0.0000)
	------------	----------	-----------	----------	----------
Total distributions	(0.1290)	(1.0813)	(1.0416)	(0.4413)	(0.0000)
	------------	----------	-----------	----------	----------
Net asset value,
end of period	$ 6.0933	$10.2422	$9.9749	$10.4866	$9.6810
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-39.18%	13.52%	5.05%	12.88%	14.29%
Net assets, end of period
(in millions)	$290	$544	$555	$606	$589
Ratio of expenses to
average net assets
including expense waiver	1.14%	1.14%	1.15%	1.16%	1.17%
Ratio of net investment
income (loss) to average net assets
including expense waiver	0.32%	-0.61%	-0.55%	-0.63%	-0.82%
Ratio of expenses to
average net assets
excluding expense waiver	1.16%	1.16%	1.16%	1.16%[1]	1.17%[1]
Ratio of net investment income
(loss) to average net assets
excluding expense waiver	0.30%	-0.63%	-0.56%	-0.63%[1]	-0.82%[1]
Portfolio turnover rate	82%	101%	94%	71%	96%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under "Regulatory Matters."

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Asset Strategy

Annual expense ratio	1.05%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$107.08	$10,396.00
2	10,396.00	519.80	10,915.80	111.31	10,806.64
3	10,806.64	540.33	11,346.97	115.71	11,233.50
4	11,233.50	561.68	11,795.18	120.28	11,677.23
5	11,677.23	583.86	12,261.09	125.03	12,138.48
6	12,138.48	606.92	12,745.40	129.97	12,617.95
7	12,617.95	630.90	13,248.85	135.11	13,116.36
8	13,116.36	655.82	13,772.17	140.44	13,634.45
9	13,634.45	681.72	14,316.18	145.99	14,173.01
10	14,173.01	708.65	14,881.66	151.76	14,732.85

Cumulative Total	$1,282.68

Ivy Funds VIP Balanced

Annual expense ratio	1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.01	$10,399.00
2	10,399.00	519.95	10,918.95	107.13	10,813.92
3	10,813.92	540.70	11,354.62	111.40	11,245.40
4	11,245.40	562.27	11,807.67	115.84	11,694.09
5	11,694.09	584.70	12,278.79	120.47	12,160.68
6	12,160.68	608.03	12,768.71	125.27	12,645.89
7	12,645.89	632.29	13,278.19	130.27	13,150.46
8	13,150.46	657.52	13,807.99	135.47	13,675.17
9	13,675.17	683.76	14,358.92	140.87	14,220.81
10	14,220.81	711.04	14,931.85	146.50	14,788.22

Cumulative Total	$1,236.24

Ivy Funds VIP Bond

Annual expense ratio	0.79%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$80.66	$10,421.00
2	10,421.00	521.05	10,942.05	84.06	10,859.72
3	10,859.72	542.99	11,402.71	87.60	11,316.92
4	11,316.92	565.85	11,882.76	91.29	11,793.36
5	11,793.36	589.67	12,383.03	95.13	12,289.86
6	12,289.86	614.49	12,904.35	99.13	12,807.26
7	12,807.26	640.36	13,447.63	103.31	13,346.45
8	13,346.45	667.32	14,013.77	107.66	13,908.34
9	13,908.34	695.42	14,603.75	112.19	14,493.88
10	14,493.88	724.69	15,218.57	116.91	15,104.07

Cumulative Total	$977.93

Ivy Funds VIP Core Equity

Annual expense ratio	1.01%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$103.04	$10,404.00
2	10,404.00	520.20	10,924.20	107.18	10,819.12
3	10,819.12	540.96	11,360.08	111.45	11,250.80
4	11,250.80	562.54	11,813.34	115.90	11,699.71
5	11,699.71	584.99	12,284.69	120.52	12,166.53
6	12,166.53	608.33	12,774.85	125.33	12,651.97
7	12,651.97	632.60	13,284.57	130.33	13,156.79
8	13,156.79	657.84	13,814.63	135.53	13,681.74
9	13,681.74	684.09	14,365.83	140.94	14,227.64
10	14,227.64	711.38	14,939.03	146.57	14,795.33

Cumulative Total	$1,236.81

Ivy Funds VIP Growth

Annual expense ratio	1.00%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$102.02	$10,403.00
2	10,403.00	520.15	10,923.15	106.11	10,819.12
3	10,819.12	540.96	11,360.08	110.36	11,251.88
4	11,251.88	562.59	11,814.48	114.77	11,701.96
5	11,701.96	585.10	12,287.06	119.36	12,170.04
6	12,170.04	608.50	12,778.54	124.13	12,656.84
7	12,656.84	632.84	13,289.68	129.10	13,163.11
8	13,163.11	658.16	13,821.27	134.26	13,689.64
9	13,689.64	684.48	14,374.12	139.63	14,237.22
10	14,237.22	711.86	14,949.09	145.22	14,806.71

Cumulative Total	$1,224.96

Ivy Funds VIP High Income

Annual expense ratio	0.96%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$97.96	$10,409.00
2	10,409.00	520.45	10,929.45	101.94	10,829.52
3	10,829.52	541.48	11,371.00	106.06	11,267.04
4	11,267.04	563.35	11,830.39	110.35	11,722.22
5	11,722.22	586.11	12,308.34	114.81	12,195.80
6	12,195.80	609.79	12,805.59	119.44	12,688.51
7	12,688.51	634.43	13,322.94	124.27	13,201.13
8	13,201.13	660.06	13,861.19	129.29	13,734.45
9	13,734.45	686.72	14,421.18	134.51	14,289.33
10	14,289.33	714.47	15,003.79	139.95	14,866.62

Cumulative Total	$1,178.60

Ivy Funds VIP International Growth

Annual expense ratio	1.21%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$123.31	$10,382.00
2	10,382.00	519.10	10,901.10	128.00	10,775.48
3	10,775.48	538.77	11,314.25	132.85	11,183.87
4	11,183.87	559.19	11,743.06	137.89	11,607.74
5	11,607.74	580.39	12,188.12	143.12	12,047.67
6	12,047.67	602.38	12,650.05	148.54	12,504.28
7	12,504.28	625.21	13,129.49	154.17	12,978.19
8	12,978.19	648.91	13,627.10	160.01	13,470.06
9	13,470.06	673.50	14,143.57	166.08	13,980.58
10	13,980.58	699.03	14,679.61	172.37	14,510.44

Cumulative Total	$1,466.34

Ivy Funds VIP Money Market

Annual expense ratio	0.50%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$51.13	$10,450.00
2	10,450.00	522.50	10,972.50	53.43	10,920.25
3	10,920.25	546.01	11,466.26	55.83	11,411.66
4	11,411.66	570.58	11,982.24	58.34	11,925.19
5	11,925.19	596.26	12,521.45	60.97	12,461.82
6	12,461.82	623.09	13,084.91	63.71	13,022.60
7	13,022.60	651.13	13,673.73	66.58	13,608.62
8	13,608.62	680.43	14,289.05	69.57	14,221.01
9	14,221.01	711.05	14,932.06	72.70	14,860.95
10	14,860.95	743.05	15,604.00	75.98	15,529.69

Cumulative Total	$628.23

Ivy Funds VIP Science and Technology

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.27	$10,384.00
2	10,384.00	519.20	10,903.20	124.87	10,780.67
3	10,780.67	539.03	11,319.70	129.64	11,192.49
4	11,192.49	559.62	11,752.11	134.59	11,620.04
5	11,620.04	581.00	12,201.05	139.74	12,063.93
6	12,063.93	603.20	12,667.13	145.07	12,524.77
7	12,524.77	626.24	13,151.01	150.62	13,003.22
8	13,003.22	650.16	13,653.38	156.37	13,499.94
9	13,499.94	675.00	14,174.94	162.34	14,015.64
10	14,015.64	700.78	14,716.42	168.54	14,551.04

Cumulative Total	$1,432.05

Ivy Funds VIP Small Cap Growth

Annual expense ratio	1.16%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$118.24	$10,386.00
2	10,386.00	519.30	10,905.30	122.79	10,784.82
3	10,784.82	539.24	11,324.06	127.51	11,198.96
4	11,198.96	559.95	11,758.91	132.40	11,629.00
5	11,629.00	581.45	12,210.45	137.49	12,075.55
6	12,075.55	603.78	12,679.33	142.77	12,539.25
7	12,539.25	626.96	13,166.22	148.25	13,020.76
8	13,020.76	651.04	13,671.80	153.94	13,520.76
9	13,520.76	676.04	14,196.80	159.85	14,039.96
10	14,039.96	702.00	14,741.95	165.99	14,579.09

Cumulative Total	$1,409.22

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Trust's SEC file number is: 811-5017.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

April 30, 2009

--------------------------------------------------------------------------------------------------------------------

Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers three Portfolios of the Trust.

  Ivy Funds VIP Asset Strategy seeks high total return over the long term.

  Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

  Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

__________________________________________________________________________________

Fund Overviews
More about the Portfolios
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolios
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND OVERVIEWS

General Information

The following sections are the Fund Overviews - one for each of the three Portfolios. Each Fund Overview provides specific information about the applicable Portfolio, including information regarding the Portfolio's investment objective(s), principal strategies, principal risks, performance and fees. Each Portfolio's investment objective(s) can be changed by the Trust's Board of Trustees without shareholder approval. You can use these Fund Overviews to compare the Portfolios with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "More about the Portfolios." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolios indirectly through their Policies (Policyowners).

The Fund Overviews contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its objective(s) or that a Portfolio's performance will be positive for any period of time.

____________________________________________________________________________________

IVY FUNDS VIP ASSET STRATEGY

(formerly, W&R Target Asset Strategy Portfolio)

OBJECTIVE

Ivy Funds VIP Asset Strategy seeks high total return over the long term.

PRINCIPAL STRATEGIES

Ivy Funds VIP Asset Strategy seeks to achieve its objective by allocating its assets among primarily stocks, bonds and short-term instruments of issuers located around the world.

  "Stocks" include equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth, while growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.
  "Bonds" include all varieties of fixed-income instruments, such as corporate debt securities or U.S. government securities, with remaining maturities of more than one year. This investment type may include a significant amount, up to 35% of the Portfolio's total assets, of high-yield/high-risk bonds, or junk bonds, which include bonds rated BB or below by S&P, or Ba or below by Moody's, or unrated bonds determined by WRIMCO to be of comparable quality.
  "Short-term instruments" include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments.
  Within each of these investment types, the Portfolio may invest in domestic and foreign securities; the Portfolio may invest up to 100% of its total assets in foreign securities.

WRIMCO may allocate the Portfolio's investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. WRIMCO may exercise a flexible strategy in the selection of securities, and the Portfolio is not required to allocate its investments among stocks and bonds in any fixed proportion, nor is it limited by investment style or by the issuer's location, size, market capitalization or industry sector. The Portfolio may have none, some or all of its assets invested in each asset class in relative proportions that change over time based upon market and economic conditions.

The Portfolio may invest in any market that WRIMCO believes can offer a high probability of return or, alternatively, can provide a high degree of safety in uncertain times. Dependent on the outlook for the U.S. and global economies, WRIMCO makes top-down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, WRIMCO seeks attractive opportunities within each market.

Generally, in determining whether to sell a security, WRIMCO considers many factors, including a deterioration in a company's fundamentals caused by global-specific factors such as geo-political landscape changes, regulatory or currency changes, or increased competition, and company-specific factors, such as reduced pricing power, diminished market opportunity, or increased competition. WRIMCO may also sell a security if the price of the security reaches what WRIMCO believes is fair value, to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

WRIMCO may, when consistent with the Portfolio's investment objective, buy or sell options or futures contracts on a security, on an index of securities or on a foreign currency, or enter into swaps, including credit default swaps and interest rate swaps (collectively, commonly known as derivatives). WRIMCO may use derivatives to seek to hedge various investments, for risk management purposes or to seek to increase investment income or gain in the Portfolio.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Asset Strategy. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy changes in foreign currency exchange rates, which may affect the value of the foreign securities the Portfolio holds an increase in interest rates, which may cause the value of the Portfolio's securities, especially bonds with longer maturities, to decline prepayment of higher-yielding bonds held by the Portfolio
  the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio and in allocating the Portfolio's assets among different types of investments adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

As noted, the Portfolio may invest up to 100% of its total assets in foreign securities. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Investments by the Portfolio in high-yield/high-risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Asset allocation funds may be appropriate for investors who want to diversify among stocks, bonds and short-term instruments of domestic and foreign issuers, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, Ivy Funds VIP Asset Strategy may be appropriate for you. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Asset Strategy by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	22.96%
2000	22.53%
2001	-9.96%
2002	3.28%
2003	11.47%
2004	13.30%
2005	24.27%
2006	20.15%
2007	44.11%
2008	-25.79%

In the period shown in the chart, the highest quarterly return was 16.01% (the fourth quarter of 1999) and the lowest quarterly return was -18.60% (the third quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Asset Strategy	-25.79%	12.59%	10.95%
S&P 500 Index[1]	-37.00%	-2.19%	-1.39%
Citigroup Broad
Investment Grade Index[1]	7.02%	5.11%	5.86%
Citigroup Short-Term
Index for 1 Month Certificates
of Deposit[1]	3.05%	3.66%	3.72%
Lipper Variable Annuity
Flexible Portfolio Funds
Universe Average[2]	-21.53%	0.79%	4.04%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Asset Strategy. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	1.05%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.69% and the Total Annual Portfolio Operating Expenses would have been 1.04%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$107	$334	$579	$1,283

____________________________________________________________________________________

IVY FUNDS VIP GLOBAL NATURAL RESOURCES

(formerly, W&R Target Global Natural Resources Portfolio)

OBJECTIVE

Ivy Funds VIP Global Natural Resources seeks to provide long-term growth. Any income realized will be incidental.

PRINCIPAL STRATEGIES

Ivy Funds VIP Global Natural Resources invests, under normal market conditions, at least 80% of its net assets in equity securities of companies of any size throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

For these purposes, "natural resources" generally include:

  energy (such as utilities, producers/developers, refiners, service/drilling)
  alternative energy (such as uranium, coal, hydrogen, wind, solar, fuel cells)
  industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery)
  forest products (such as lumber, plywood, pulp, paper, newsprint, tissue)
  base metals (such as aluminum, copper, nickel, zinc, iron ore and steel)
  precious metals and minerals (such as gold, silver, platinum, diamonds)
  agricultural products (grains and other foods, seeds, fertilizers, water)

The Portfolio's investment subadvisor, Mackenzie Financial Corporation (Mackenzie), uses an equity style that focuses on both growth and value, as well as utilizing both a top-down (the creation of macro-economic models to prepare an outlook for economic and market conditions) and a bottom-up (fundamental, company by company) approach. Mackenzie targets companies for investment that, in its opinion, have strong management and financial positions, adding balance with established low-cost, low-debt producers or positions that are based on anticipated commodity price trends. The Portfolio seeks to be diversified internationally, and therefore, Mackenzie invests in foreign companies and domestic companies that have principal operations in foreign jurisdictions. While Mackenzie seeks to anchor the Portfolio's assets in North America, international exposure may exceed 50% of the Portfolio's total assets. Exposure to companies in individual foreign countries other than Canada is typically less than 20% of the Portfolio's total assets. The Portfolio also may have exposure to companies located in, and/or doing business in, emerging markets.

Generally, in determining to sell a security, Mackenzie considers various factors, including whether the holding has sufficiently exceeded its target price, whether a growth-oriented company has failed to deliver growth and the effect of commodity price trends on certain holdings. Mackenzie may also sell a security to take advantage of more attractive investment opportunities, to reduce the Fund's holding in that security, or to raise cash.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements).

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Global Natural Resources. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected many of the companies in which the Portfolio may invest have relatively small market capitalizations. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger, more established companies, since smaller companies tend to be more thinly traded and because they are subject to greater business risk. Transaction costs of smaller-company stocks may also be higher than those of larger companies since the Portfolio can invest a significant portion of its assets in securities of companies principally engaged in natural resources activities, the Portfolio could experience wider fluctuations in value than funds with more diversified portfolios the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the value of investments in derivatives may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived the credit quality of the counterparty to a derivative transaction the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds the level of the Portfolio's cash position may rise in the event acceptable investment opportunities cannot be found
  Mackenzie's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in natural resources can be riskier than other types of investment activities because of a range of factors, including price fluctuation caused by real and perceived inflationary trends and political developments; and the cost assumed by natural resource companies in complying with environmental and safety regulations. Investing in physical commodities, such as gold or silver, exposes the Portfolio to other risk considerations such as potentially severe price fluctuations over short periods of time and storage costs that exceed the custodial and/or brokerage costs associated with the Portfolio's other holdings.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Global Natural Resources may be appropriate for investors seeking long-term growth potential, but who can accept potentially dramatic fluctuations in capital value in the short term. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Global Natural Resources by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns for each full calendar year since these shares were first offered.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

2006	25.49%
2007	43.50%
2008	-61.46%

In the period shown in the chart, the highest quarterly return was 15.35% (the first quarter of 2006) and the lowest quarterly return was -41.06% (the fourth quarter of 2008).

Average Annual Total Returns
as of December 31, 2008

	Life of
	1 Year	Portfolio*
Shares of Ivy Funds VIP Global
Natural Resources (began on 4-28-05)	-61.46%	-3.57%
MSCI Commodity-Related Index[1]	-42.20%	6.67%
Lipper Variable Annuity Natural Resources
Funds Universe Average[2]	-47.18%	4.05%

*Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2005.

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Global Natural Resources. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	1.00%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.18%
Total Annual Portfolio Operating Expenses	1.43%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$146	$452	$782	$1,713

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%
2008	-33.89%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science
and Technology	-33.89%	3.87%	8.62%
S&P North American Technology
Sector Index[1]	-43.32%	-5.38%	-5.21%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	-45.44%	-4.92%	-1.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

MORE ABOUT THE PORTFOLIOS

____________________________________________________________________________________

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Asset Strategy: The Portfolio seeks to achieve its objective of high total return over the long term by allocating its assets primarily among a diversified portfolio of stocks, bonds and short-term instruments of both foreign and domestic issuers. The Portfolio may invest up to 100% of its total assets in foreign securities. The Portfolio may invest in almost any market that WRIMCO believes offers the greatest probability of return or, alternatively, that provides the highest degree of safety in uncertain times.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO's assessment of the market for each investment type. Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and due to the credit quality of the issuer.

WRIMCO regularly reviews the global economic environment to determine asset allocation and security selection, and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio's objective. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Portfolio, and there is no guarantee that the Portfolio will achieve its objective.

WRIMCO tries to balance the Portfolio's investment risks against potentially higher total returns by reducing the stock allocation during stock market down cycles and typically increasing the stock allocation during periods of strongly positive market performance. Generally, WRIMCO makes asset shifts gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Portfolio's mix.

The Portfolio may purchase shares of another investment company subject to the restrictions and limitations of the 1940 Act. The Portfolio also may invest in exchange-traded funds (ETFs) as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to precious metals and other commodities without purchasing them directly.

The Portfolio also may seek to reduce or hedge the risks of investing in certain gold-related securities by investing in options on gold or in futures contracts on gold.

As noted, the Portfolio may enter into credit default swap contracts for hedging or investment purposes. The Portfolio may either sell or buy credit protection under these contracts. The seller in a credit default swap contract is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the buyer if there is an event of a default or other credit event by the issuer of that debt obligation. In return, the seller receives from the buyer a periodic stream of payments over the term of the contract or, if earlier, until the occurrence of a credit event. If the contract is terminated prior to its stated maturity, either the seller or the buyer would make a termination payment to the other in an amount approximately equal to the amount by which the value of the contract has increased in value to the recipient of the settlement payment. For example, if the contract is more valuable to the buyer (as would normally occur if the creditworthiness of the issuer of the referenced debt obligation has gone down), the seller would make a termination payment to the buyer. As the seller of credit protection, the Portfolio would effectively add leverage because, in addition to its total net assets, the Portfolio would be subject to the investment exposure of the notional amount of the swap. As the buyer, the Portfolio normally would be hedging its exposure on debt obligations that it holds.

As described above, the Portfolio has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not typically invest a substantial portion of its assets in these investments under normal market conditions. WRIMCO will typically increase the Portfolio's investment in high-quality, short-term investments in order to increase the defensive positioning of the Portfolio. The Portfolio also may invest in derivative instruments for both defensive and speculative purposes. WRIMCO may, as a temporary defensive measure, invest up to 25% of the Portfolio's total assets in precious metals.

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Risks. An investment in Ivy Funds VIP Asset Strategy is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Credit Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Income Risk
  Interest Rate Risk
  Investment Company Securities Risk
  Large Company Risk
  Liquidity Risk
  Low-rated Securities Risk
  Market Risk
  Mid Size Company Risk
  Prepayment Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Ivy Funds VIP Global Natural Resources: The Portfolio seeks to achieve its objective of long-term growth by investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or that supply goods and services to such companies. There is no guarantee, however, that the Portfolio will achieve its objective.

Mackenzie systematically reviews its investment decisions and may allow cash reserves to build up when valuations seem unattractive. Mackenzie attempts to minimize risk through diversifying the Portfolio's holdings by commodity, country, issuer, and market capitalization of companies; however, such diversification may not necessarily reduce portfolio volatility. Mackenzie searches for well-managed companies with strong balance sheets and the technological capability and expertise to grow independently of commodity prices. In addition, Mackenzie seeks to anchor the Portfolio's holdings with established larger companies that have historically strong-producing assets and attractive long-term reinvestment opportunities. From a macro perspective, Mackenzie monitors demand expectations for various commodities and utilizes this information to adjust the level of sector exposure and individual security holdings in the Portfolio.

The Portfolio may, but is not required to, use a range of derivative investment techniques to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements) or to enhance potential gain.

The Portfolio also may invest in precious metals and other physical commodities.

As a temporary defensive measure, when Mackenzie believes that securities markets or economic conditions are unfavorable or unsettled, the Portfolio may try to protect its assets by investing up to 100% of its total assets in securities that are highly liquid, including high-quality money market instruments, such as short-term U.S. government securities, commercial paper, or repurchase agreements, even though that is not the normal investment strategy of the Portfolio. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, and typically are highly liquid or comparatively safe, they tend to offer lower returns. Therefore, the Portfolio's performance could be comparatively lower if it concentrates its assets in defensive holdings. The additional temporary defensive measures that Mackenzie may employ include altering the mix of company and sector holdings or using derivative strategies. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Global Natural Resources is subject to various risks, including the following:

  Commodities Risk
  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Investment Company Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective(s) and investment policies of each Portfolio may be changed by the Board of Trustees of the Trust without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor, as applicable, in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's, as applicable, selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Commodities Risk -- Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of a Portfolio's investments in commodities are cyclical economic conditions, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Also, a Portfolio may pay more to store and accurately value its commodity holdings than it does with its other portfolio investments.

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or the investment subadvisor, as applicable, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk -- A Portfolio is subject to diversification risk if it may invest more than 5% of its total assets in the securities of a single issuer with respect to up to 25% of its total investment portfolio; a Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio. A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent WRIMCO's or the investment subadvisor's, as applicable, judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Income Risk -- A Portfolio may experience a decline in its income due to falling interest rates.

Initial Public Offering Risk - Investments in IPOs can have a significant positive impact on a Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. A Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio's purchases of shares of such ETFs are subject to the Portfolio's investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Low-rated Securities Risk -- In general, low-rated debt securities (commonly referred to as "high-yield" or "junk" bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these bonds are considered speculative and could significantly weaken a Portfolio's returns. In adverse economic or other circumstances, issuers of these lower-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Prepayment Risk -- Debt securities with high relative interest rates may be prepaid by the issuer prior to maturity, particularly during periods of falling interest rates. During periods of falling interest rates, there is the possibility that an issuer will call its securities if they can be refinanced by issuing new securities with a lower interest rate (commonly referred to as optional call risk). As well, falling interest rates could cause prepayments of mortgage loans to occur more quickly than expected. This may occur because, as interest rates fall, more property owners refinance the mortgages underlying mortgage-backed securities (including shares of mortgage REITs). As a result, a Portfolio may have to reinvest the proceeds in other securities with generally lower interest rates, resulting in a decline in the Portfolio's investment income.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, as applicable, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Trust's Board of Trustees. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $27.3 billion in assets under management as of December 31, 2008.

Mackenzie Financial Corporation (Mackenzie), 180 Queen Street West, Toronto, Ontario, Canada M5V 3K1, serves as the investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP Global Natural Resources pursuant to an agreement with WRIMCO. Mackenzie has been an investment counsel and mutual fund manager in Toronto for more than 35 years, and as of December 31, 2008 had over $54.7 billion Canadian in assets under management.

Ivy Funds VIP Asset Strategy: Michael L. Avery and Ryan F. Caldwell are primarily responsible for the day-to-day management of the Ivy Funds VIP Asset Strategy. Mr. Avery has held his responsibilities for Ivy Funds VIP Asset Strategy since January 1997. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serve as investment manager. Mr. Avery has served as Chief Investment Officer of Waddell & Reed Financial, Inc., WRIMCO and IICO since June 2005. Mr. Avery has served as portfolio manager for investment companies managed by WRIMCO since February 1994, and has been an employee of such since June 1981. He held the position of Director of Equity Research for WRIMCO and its predecessor from August 1987 through June 2005. Mr. Avery earned a BS degree in Business Administration from the University of Missouri, and an MA with emphasis on finance from St. Louis University.

Mr. Caldwell has held his responsibilities for Ivy Funds VIP Asset Strategy since January 2007. His investment research responsibilities are concentrated in asset managers and brokers, and transaction processors. Mr. Caldwell joined WRIMCO in July 2000 as an economic analyst. In January 2003 he was appointed an investment analyst, and in June 2005 was named assistant portfolio manager for the Portfolio, as well as two other funds managed by WRIMCO or IICO. Mr. Caldwell is Vice President of IICO and WRIMCO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Caldwell earned a BBA in finance from Southwest Texas State University. He is currently pursuing the Chartered Financial Analyst designation.

Ivy Funds VIP Global Natural Resources: Frederick Sturm, a Senior Vice President of Mackenzie, is primarily responsible for the day-to-day management of Ivy Funds VIP Global Natural Resources. He has managed the Portfolio since its inception in April 2005. Mr. Sturm is also primarily responsible for the management of Ivy Global Natural Resources Fund, whose investment manager is IICO. Mr. Sturm joined Mackenzie in 1983. He is a Chartered Financial Analyst and holds a graduate degree in commerce and finance from the University of Toronto.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP Asset Strategy: 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Science and Technology: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Ivy Funds VIP Global Natural Resources: 1.00% of net assets up to $500 million, 0.85% of net assets over $500 million and up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Asset Strategy: 0.69% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

Ivy Funds VIP Science and Technology: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor, as applicable.

For the fiscal year ended December 31, 2008, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Ivy Funds VIP Asset Strategy	0.69%
Ivy Funds VIP Global Natural Resources	1.00%
Ivy Funds VIP Science and Technology	0.83%

A discussion regarding the basis of the approval by the Board of Trustees of the advisory contract of each of the Portfolios is available in the Trust's Annual Report to Shareholders for the period ended December 31, 2008.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust's principal underwriter, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (WRSCO) (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds' Board of Trustees and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Affected Funds' Disinterested Trustees to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the "Regulatory Matters" section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

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WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as "mixed funding." Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust's Order, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio's NAV:

  The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or not reflective of current market value are valued at their fair value by or at the direction of the Trust's Board of Trustees, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust's Board of Trustees. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP Global Natural Resources, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, each Portfolio's transfer agent, in accordance with guidelines adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Trust's Board of Trustees regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Trust's Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of a Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WRSCO and/or Waddell & Reed, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP Global Natural Resources, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Trust's Board of Trustees has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios' assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer's sale of any of the Portfolios' shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's or a subadvisor's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared and paid annually in May: Net investment income from all other Portfolios and net realized long-term and/or short-term capital gains from all Portfolios

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio.

Federal tax laws require a Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a Portfolio, as well as capital gains realized by a Portfolio on the sale of its investment securities.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.*
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements and financial highlights for the fiscal period ended December 31, 2008, is included in the Trust's Annual Report to Shareholders, which is available upon request.

*Effective April 30, 2009, Ivy Funds Variable Insurance Portfolios, Inc. was reorganized into the Trust.

IVY FUNDS VIP ASSET STRATEGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	------------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$12.3237	$9.0016	$8.8625	$7.6926	$6.9237
	------------	----------	----------	----------	----------
Income (loss) from investment operations:
Net investment income	0.1062	0.0932	0.0958	0.0836	0.0699
Net realized and unrealized gain (loss)
on investments	(3.2919)	3.8531	1.7042	1.7847	0.8508
	------------	----------	----------	----------	----------
Total from investment operations	(3.1857)	3.9463	1.8000	1.8683	0.9207
	------------	----------	----------	----------	----------
Less distributions from:
Net investment income	(0.0495)	(0.0709)	(0.0354)	(0.0762)	(0.0990)
Net realized gains	(0.8136)	(0.5533)	(1.6255)	(0.6222)	(0.0528)
	------------	----------	----------	----------	----------
Total distributions	(0.8631)	(0.6242)	(1.6609)	(0.6984)	(0.1518)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$ 8.2749	$12.3237	$9.0016	$8.8625	$7.6926
	======	======	======	======	======
Ratios/Supplemental Data
Total return	-25.79%	44.11%	20.15%	24.27%	13.30%
Net assets, end of period
(in millions)	$678	$913	$602	$416	$282
Ratio of expenses to
average net assets
including expense waiver	1.04%	1.03%	1.02%	1.03%	1.06%
Ratio of net investment
income to average net assets
including expense waiver	1.02%	0.96%	1.16%	1.10%	1.02%
Ratio of expenses to
average net assets
excluding expense waiver	1.05%	1.04%	1.03%	1.03%[1]	1.06%[1]
Ratio of net investment
income to average net assets
excluding expense waiver	1.01%	0.95%	1.15%	1.10%[1]	1.02%[1]
Portfolio turnover rate	190%	98%	148%	79%	118%

1There was no waiver of expenses during the period.

IVY FUNDS VIP GLOBAL NATURAL RESOURCES
(For a share outstanding throughout each period)

				For the
				period from
	For the fiscal year			4-28-05[1]
	ended December 31,			through
	2008	2007	2006	12-31-05
	---------------------------------------------			------------
Per-Share Data
Net asset value,
beginning of period	$10.0838	$7.5711	$6.2719	$5.0000
	------------	-----------	-----------	-----------
Income (loss) from investment operations:
Net investment income (loss)	0.0088	0.0148	0.0295	(0.0112)
Net realized and unrealized gain (loss)
on investments	(6.2310)	3.2797	1.5690	1.3132
	-----------	-----------	----------	-----------
Total from investment operations	(6.2222)	3.2945	1.5985	1.3020
	-----------	-----------	----------	-----------
Less distributions from:
Net investment income	(0.1089)	(0.0022)	(0.0235)	(0.0000)
Net realized gains	(0.4425)	(0.7796)	(0.2758)	(0.0301)
	-----------	-----------	-----------	------------
Total distributions	(0.5514)	(0.7818)	(0.2993)	(0.0301)
	-----------	-----------	-----------	-----------

Net asset value,
end of period	$ 3.3102	$10.0838	$7.5711	$6.2719
	=======	=======	======	======
Ratios/Supplemental Data
Total return	-61.46%	43.50%	25.49%	26.04%
Net assets, end of period (in millions)	$69	$165	$90	$32
Ratio of expenses to average net assets	1.43%	1.38%	1.51%	2.17%[2]
Ratio of net investment income (loss) to
average net assets	-0.08%	0.20%	0.53%	-0.60%[2]
Portfolio turnover rate	206%	122%	111%	66%

1Commencement of operations.

2Annualized.

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment loss	(0.0336)	(0.0712)	(0.1178)	(0.1145)	(0.0751)
Net realized and unrealized gain
(loss) on investments	(6.0778)	4.3892	1.4468	2.5975	2.0882
	------------	------------	------------	------------	------------
Total from investment operations	(6.1114)	4.3180	1.3290	2.4830	2.0131
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Total distributions	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$11.4251	$17.9777	$17.7170	$16.8844	$14.4014
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-33.89%	24.37%	7.87%	17.25%	16.25%
Net assets, end of period
(in millions)	$226	$396	$352	$361	$322
Ratio of expenses to
average net assets
including expense waiver	1.16%	1.15%	1.17%	1.17%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.21%	-0.42%	-0.65%	-0.74%	-0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%	1.18%	1.17%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.23%	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]
Portfolio turnover rate	62%	73%	71%	104%	107%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under "Regulatory Matters."

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Asset Strategy

Annual expense ratio	1.05%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$107.08	$10,396.00
2	10,396.00	519.80	10,915.80	111.31	10,806.64
3	10,806.64	540.33	11,346.97	115.71	11,233.50
4	11,233.50	561.68	11,795.18	120.28	11,677.23
5	11,677.23	583.86	12,261.09	125.03	12,138.48
6	12,138.48	606.92	12,745.40	129.97	12,617.95
7	12,617.95	630.90	13,248.85	135.11	13,116.36
8	13,116.36	655.82	13,772.17	140.44	13,634.45
9	13,634.45	681.72	14,316.18	145.99	14,173.01
10	14,173.01	708.65	14,881.66	151.76	14,732.85

Cumulative Total	$1,282.68

Ivy Funds VIP Global Natural Resources

Annual expense ratio	1.43%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$145.55	$10,357.00
2	10,357.00	517.85	10,874.85	150.75	10,726.74
3	10,726.74	536.34	11,263.08	156.13	11,109.69
4	11,109.69	555.48	11,665.17	161.70	11,506.31
5	11,506.31	575.32	12,081.62	167.48	11,917.08
6	11,917.08	595.85	12,512.93	173.46	12,342.52
7	12,342.52	617.13	12,959.65	179.65	12,783.15
8	12,783.15	639.16	13,422.31	186.06	13,239.51
9	13,239.51	661.98	13,901.48	192.70	13,712.16
10	13,712.16	685.61	14,397.77	199.58	14,201.68

Cumulative Total	$1,713.07

Ivy Funds VIP Science and Technology

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.27	$10,384.00
2	10,384.00	519.20	10,903.20	124.87	10,780.67
3	10,780.67	539.03	11,319.70	129.64	11,192.49
4	11,192.49	559.62	11,752.11	134.59	11,620.04
5	11,620.04	581.00	12,201.05	139.74	12,063.93
6	12,063.93	603.20	12,667.13	145.07	12,524.77
7	12,524.77	626.24	13,151.01	150.62	13,003.22
8	13,003.22	650.16	13,653.38	156.37	13,499.94
9	13,499.94	675.00	14,174.94	162.34	14,015.64
10	14,015.64	700.78	14,716.42	168.54	14,551.04

Cumulative Total	$1,432.05

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Trust's SEC file number is: 811-5017.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

April 30, 2009

--------------------------------------------------------------------------------------------------------------------

Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers two Portfolios of the Trust.

Global/International Portfolio

  Ivy Funds VIP International Value seeks long-term capital growth.

Specialty Portfolio

  Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolios of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

__________________________________________________________________________________

Fund Overviews
Global/International Portfolio
Specialty Portfolio
More about the Portfolios
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolios
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND OVERVIEWS

General Information

The following sections are the Fund Overviews - one for each of the two Portfolios. Each Fund Overview provides specific information about the applicable Portfolio, including information regarding the Portfolio's investment objective(s), principal strategies, principal risks, performance and fees. Each Portfolio's investment objective(s) can be changed by the Trust's Board of Trustees without shareholder approval. You can use these Fund Overviews to compare the Portfolios with other mutual funds. More detailed information about the risks and investment techniques of the Portfolios can be found in "More about the Portfolios." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolios indirectly through their Policies (Policyowners).

The Fund Overviews contain a discussion of the principal risks of investing in each Portfolio. As with any mutual fund, there can be no guarantee that a Portfolio will meet its objective(s) or that a Portfolio's performance will be positive for any period of time.

GLOBAL/INTERNATIONAL PORTFOLIO

___________________________________________________________________________________

IVY FUNDS VIP INTERNATIONAL VALUE

(formerly, W&R Target International Value Portfolio)

OBJECTIVE

Ivy Funds VIP International Value seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP International Value seeks to achieve its objective by investing primarily in equity securities of small, medium and large-sized foreign companies and governmental agencies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign equity securities and at least 65% of its total assets in issuers of at least three foreign countries.

In selecting equity securities for the Portfolio, Templeton Investment Counsel LLC (Templeton), the Portfolio's investment subadvisor, performs a bottom-up, value-oriented company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton employs a long-term approach and concentrates on the market price of a company relative to its view regarding the company's long-term earnings, asset value and cash flow potential. Templeton also considers a company's historical value measures, including price/earnings ratios, profit margins and asset value.

Generally, in determining whether to sell a security, Templeton uses the same type of analysis that it uses in buying securities. For example, Templeton may sell a security if it determines that the issuer's growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, to reduce the Portfolio's holding in that security, or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP International Value. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected changes in foreign currency exchange rates, which may affect the value of securities the Portfolio holds the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline
  Templeton's skill in evaluating and selecting securities for the Portfolio recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulations of security exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuations or inexperienced management.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP International Value may be appropriate for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP International Value by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns compare with those of a broad measure of market performance and a peer group average. For periods prior to September 22, 2003, the performance shown below is the performance of the Advantus International Stock Portfolio which was reorganized as the W&R Target International II Portfolio on September 22, 2003. Effective December 1, 2004, the name of the Portfolio changed to International Value Portfolio. Effective July 31, 2008, the name of the Portfolio changed to Ivy Funds VIP International Value. The Portfolio would have had substantially similar annual returns and would have differed from the Advantus International Stock Portfolio only to the extent that the Portfolio had different expenses. Performance prior to September 22, 2003 has not been restated to reflect the estimated annual operating expenses of the Portfolio. If those expenses were reflected, performance of the Portfolio would differ.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to one or more Ivy Funds VIP Pathfinder Portfolios and to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	21.43%
2000	0.81%
2001	-11.21%
2002	-17.82%
2003	46.85%
2004	22.68%
2005	11.16%
2006	29.61%
2007	9.88%
2008	-42.26%

In the period shown in the chart, the highest quarterly return was 25.19% (the second quarter of 2003) and the lowest quarterly return was -23.85% (the third quarter of 2002).

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP
International Value	-42.26%	2.32%	3.93%
MSCI AC World ex U.S.A. Index[1]	-45.24%	3.00%	2.27%
Lipper Variable Annuity International
Value Funds Universe Average[2]	-43.63%	0.87%	1.82%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP International Value. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

SPECIALTY PORTFOLIO

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the NAVs of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%
2008	-33.89%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science
and Technology	-33.89%	3.87%	8.62%
S&P North American Technology
Sector Index[1]	-43.32%	-5.38%	-5.21%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	-45.44%	-4.92%	-1.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

MORE ABOUT THE PORTFOLIOS

____________________________________________________________________________________

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP International Value: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in equity securities of small, medium and large-sized foreign companies and governmental agencies which are, in Templeton's opinion, trading at a discount to what Templeton believes the security may be worth. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. There is no guarantee, however, that the Portfolio will achieve its objective.

Equity securities generally entitle the holder to participate in a company's general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for the Portfolio, Templeton performs a bottom-up, company-by-company analysis, rather than focusing on a specific industry or economic sector. As noted, Templeton concentrates primarily on the market price of a company's securities and seeks companies whose securities Templeton believes are undervalued. Templeton also typically considers a company's historical value measures, including price/earnings ratios, future earnings, cash flow or asset value potential.

In an attempt to respond to adverse market, economic, political or other conditions, Templeton may invest up to 100% of the Portfolio's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Temporary defensive investments generally may include U.S. dollar and non-U.S. dollar-denominated securities such as government securities (obligations up to five years to maturity issued or guaranteed by the U.S. government or the governments of foreign countries, their agencies or instrumentalities), commercial paper and repurchase agreements. Templeton also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP International Value is subject to various risks, including the following:

  Company Risk
  Credit Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk
  Foreign Securities Risk
  Growth Stock Risk
  Interest Rate Risk
  Large Company Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk
  Value Stock Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI).

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Investment Company Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the SAI.

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective(s) and investment policies of each Portfolio may be changed by the Board of Trustees of the Trust without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO or the investment subadvisor, as applicable, in selecting investments.

Each Portfolio also may invest in and use certain other types of securities and instruments in seeking to achieve its objective(s). For example, each Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of each Portfolio's authorized investments and strategies, such as derivative instruments, foreign securities, junk bonds and precious metals, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant.

Certain types of mortgage-backed and asset-backed securities may experience significant valuation uncertainties, greater volatility, and significantly less liquidity due to the sharp rise in 2006 and 2007 of foreclosures on home loans secured by subprime mortgages. Subprime mortgages have a higher credit risk than prime mortgages, as the credit criteria for obtaining a subprime mortgage is more flexible than that used with prime borrowers. To the extent that a Portfolio invests in securities that are backed by pools of mortgage loans, the risk to the Portfolio may be significant.

Each Portfolio may actively trade securities in seeking to achieve its objective(s). Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain a Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by a Portfolio.

Each of the Portfolios generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO or the investment subadvisor, as applicable, may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO or the investment subadvisor, as applicable, is unable to identify and acquire a sufficient number of securities that meet WRIMCO's or the investment subadvisor's, as applicable, selection criteria for implementing the Portfolio's investment objective(s), strategies and policies.

You will find more information in the SAI about each Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- If a Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Credit Risk -- An issuer of a debt security (including mortgage-backed securities) or a real estate investment trust (REIT) may not make payments on the security when due, or the other party to a contract may default on its obligation. There is also the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and, therefore, in the NAV of a Portfolio. Also, a change in the quality rating of a debt security or a REIT security can affect the security's liquidity and make it more difficult to sell. If a Portfolio purchases unrated securities and obligations, it will depend on the analysis of WRIMCO or the investment subadvisor, as applicable, of credit risk more heavily than usual.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO or the investment subadvisor, as applicable, as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that a Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk -- A Portfolio is subject to diversification risk if it may invest more than 5% of its total assets in the securities of a single issuer with respect to up to 25% of its total investment portfolio; a Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio. A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of a Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of a Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk -- The Portfolios may, but are not required to, use foreign currency exchange transactions and forward foreign currency contracts to hedge certain market risks (such as interest rates, currency exchange rates and broad or specific market movement). These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent WRIMCO's or the investment subadvisor's, as applicable, judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between a Portfolio's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Portfolio. An imperfect correlation of this type may prevent the Portfolios from achieving the intended hedge or expose the Portfolio to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect a Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of a Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause a Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk - Investments in IPOs can have a significant positive impact on a Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. A Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, a Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

Interest Rate Risk -- The value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) may decline due to changes in market interest rates. Generally, when interest rates rise, the value of such a security or obligation decreases. Conversely, when interest rates decline, the value of a debt security, mortgage-backed security or fixed income obligation (including shares of mortgage REITs) generally increases. Long-term debt securities, mortgage-backed securities and fixed income obligations are generally more sensitive to interest rate changes.

In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a decrease in principal value with an increase in interest rates. The extent of the decrease in principal value may be affected by a Portfolio's duration of its portfolio of debt, mortgage-related and asset-backed securities. Duration measures the relative price sensitivity of a security to changes in interest rates. "Effective" duration takes into consideration the likelihood that a security will be called, or prepaid, prior to maturity given current market interest rates. Typically, a security with a longer duration is more price sensitive than a security with a shorter duration. In general, a portfolio of debt, mortgage-related and asset-backed securities experiences a percentage decrease in principal value equal to its effective duration for each 1% increase in interest rates. For example, if a Portfolio holds a portfolio of securities with an effective duration of five years and interest rates rise 1%, the principal value of such securities could be expected to decrease by approximately 5%.

Investment Company Securities Risk -- As a shareholder in an investment company, a Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

Certain Portfolios may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, a Portfolio's purchases of shares of such ETFs are subject to the Portfolio's investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio (which is in addition to the investment management fee paid by a Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and a Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Large Company Risk -- A Portfolio with holdings of large capitalization company securities may underperform the market as a whole.

Liquidity Risk -- Generally, a security is liquid if a Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

Value Stock Risk -- Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO or the investment subadvisor, as applicable, undervalued. The value of a security believed by WRIMCO or the investment subadvisor, as applicable, to be undervalued may never reach what is believed to be its full value, or such security's value may decrease.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by WRIMCO, subject to the authority of the Trust's Board of Trustees. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $27.3 billion in assets under management as of December 31, 2008.

Templeton Investment Counsel, LLC (Templeton), an investment advisor located at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, serves as investment subadvisor to, and as such provides investment advice to, and generally conducts the investment management program for, Ivy Funds VIP International Value pursuant to an agreement with WRIMCO. Templeton has an agreement with its affiliate, Templeton Global Advisors Limited (TGAL), under which the portfolio manager provides his services to International Value Portfolio. Templeton and the direct and indirect subsidiaries of Templeton Worldwide, Inc. had approximately $114 billion in assets under management as of December 31, 2008.

Ivy Funds VIP International Value: Edgerton Tucker Scott III is primarily responsible for the day-to-day management of Ivy Funds VIP International Value and has held his responsibilities for Ivy Funds VIP International Value since its inception in September 2003. Mr. Scott is an Executive Vice President and Research Analyst of Templeton and of TGAL. He served as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc., the predecessor of Ivy Funds VIP International Value, since February 2000. Mr. Scott has been with Templeton and its affiliates since September 1996. He earned a BA from the University of Virginia and a MBA from Amos Tuck School of Business at Dartmouth College. Mr. Scott is a Chartered Financial Analyst.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Additional information regarding the portfolio managers, including information about the portfolio managers' compensation, other accounts managed by the portfolio mangers and the portfolio managers' ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

Ivy Funds VIP International Value and Ivy Funds VIP Science and Technology: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for certain Portfolios are reduced pursuant to a management fee waiver as follows:

Ivy Funds VIP Science and Technology: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio's investment subadvisor, as applicable.

For the fiscal year ended December 31, 2008, management fees for each Portfolio as a percent of each such Portfolio's average net assets are as follows:

Management Fees Paid
Ivy Funds VIP International Value	0.85%
Ivy Funds VIP Science and Technology	0.83%

A discussion regarding the basis of the approval by the Board of Trustees of the advisory contract of each of the Portfolios is available in the Trust's Annual Report to Shareholders for the period ended December 31, 2008.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust's principal underwriter, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (WRSCO) (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds' Board of Trustees and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the applicable Portfolios' Fees and Expenses tables); bear the costs of an independent fee consultant to be retained by the Affected Funds' Disinterested Trustees to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the "Regulatory Matters" section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

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WHO CAN BUY SHARES OF THE PORTFOLIOS

Shares of the Portfolios are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolios is known as "mixed funding." Shares of the Portfolios are not sold to individual investors.

The Variable Accounts purchase shares of a Portfolio in accordance with Variable Account allocation instructions received from Policyowners. A Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if a Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolios currently do not foresee any disadvantages to Policyowners arising out of the fact that the Portfolios may offer their shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust's Order, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in one or more of the Portfolios and shares of another fund may be substituted. This might force a Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of a Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of a Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of a Portfolio is determined by dividing the total market value of the securities and other assets of a Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. Each Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of a Portfolio's NAV:

  The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or not reflective of current market value are valued at their fair value by or at the direction of the Trust's Board of Trustees, as discussed below.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

As noted in this Prospectus, certain Portfolios may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.

When a Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust's Board of Trustees. A Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

A Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, such as Ivy Funds VIP International Value, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolios. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, each Portfolio's transfer agent, in accordance with guidelines adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Trust's Board of Trustees regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on a Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Trust's Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by a Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, a Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolios may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of a Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

  the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy

The Portfolios are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WRSCO and/or Waddell & Reed, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio, such as Ivy Funds VIP International Value, invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Trust's Board of Trustees has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

A Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by a Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

A Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that a Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolios are underlying investment options or broker-dealers and other financial intermediaries that sell Policies that include the Portfolios as underlying investment options.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Portfolios on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolios. Because revenue sharing payments are paid by W&R, and not from the Portfolios' assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolios are investment options in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolios as underlying investment options.

Payments may be based on current or past sales of Policies investing in shares of the Portfolios, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolios are underlying investment options instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO and all subadvisers to the Portfolios are prohibited from considering a broker-dealer's sale of any of the Portfolios' shares, or the inclusion of the Portfolios in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolios are underlying investment options, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolios or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's or a subadvisor's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared and paid annually in May: Net investment income from all other Portfolios and net realized long-term and/or short-term capital gains from all Portfolios

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the distributing Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of each Portfolio, are declared and paid annually in May in additional full and fractional shares of the distributing Portfolio.

Federal tax laws require a Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means a Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a Portfolio, as well as capital gains realized by a Portfolio on the sale of its investment securities.

TAXES

Each Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. A Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. A Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for each Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If a Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors each Portfolio's compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolios' shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.*
Financial Highlights

The following information is to help you understand the financial performance of each Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with each Portfolio's financial statements and financial highlights for the fiscal period ended December 31, 2008, is included in the Trust's Annual Report to Shareholders, which is available upon request.

*Effective April 30, 2009, Ivy Funds Variable Insurance Portfolios, Inc. was reorganized into the Trust.

IVY FUNDS VIP INTERNATIONAL VALUE
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$22.3935	$22.7794	$19.1711	$19.1681	$15.8947
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment income	0.5116	0.4391	0.4593	0.3199	0.2759
Net realized and unrealized gain
(loss) on investments	(9.9918)	1.8126	5.2176	1.8192	3.3285
	------------	------------	------------	------------	------------
Total from investment operations	(9.4802)	2.2517	5.6769	2.1391	3.6044
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0909)	(0.3937)	(0.4097)	(0.4226)	(0.1850)
Net realized gains	(0.3611)	(2.2439)	(1.6589)	(1.7135)	(0.1460)
	------------	------------	------------	------------	------------
Total distributions	(0.4520)	(2.6376)	(2.0686)	(2.1361)	(0.3310)
	----------	----------	----------	----------	----------
Net asset value,
end of period	$12.4613	$22.3935	$22.7794	$19.1711	$19.1681
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-42.26%	9.88%	29.61%	11.16%	22.68%
Net assets, end of period
(in millions)	$379	$636	$589	$463	$401
Ratio of expenses to
average net assets	1.18%	1.18%	1.18%	1.19%	1.19%
Ratio of net investment
income to average
net assets	3.07%	1.81%	2.13%	1.63%	1.65%
Portfolio turnover rate	20%	23%	29%	23%	31%

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment loss	(0.0336)	(0.0712)	(0.1178)	(0.1145)	(0.0751)
Net realized and unrealized gain
(loss) on investments	(6.0778)	4.3892	1.4468	2.5975	2.0882
	------------	------------	------------	------------	------------
Total from investment operations	(6.1114)	4.3180	1.3290	2.4830	2.0131
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Total distributions	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$11.4251	$17.9777	$17.7170	$16.8844	$14.4014
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-33.89%	24.37%	7.87%	17.25%	16.25%
Net assets, end of period
(in millions)	$226	$396	$352	$361	$322
Ratio of expenses to
average net assets
including expense waiver	1.16%	1.15%	1.17%	1.17%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.21%	-0.42%	-0.65%	-0.74%	-0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%	1.18%	1.17%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.23%	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]
Portfolio turnover rate	62%	73%	71%	104%	107%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following charts provide additional hypothetical information about the effect of each Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under "Regulatory Matters."

Each chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. Each chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The charts do not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolios are offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP International Value

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	10,382.00	519.10	10,901.10	124.85	10,778.59
3	10,778.59	538.93	11,317.52	129.62	11,190.33
4	11,190.33	559.52	11,749.85	134.57	11,617.81
5	11,617.81	580.89	12,198.70	139.71	12,061.61
6	12,061.61	603.08	12,664.69	145.05	12,522.36
7	12,522.36	626.12	13,148.48	150.59	13,000.71
8	13,000.71	650.04	13,650.75	156.34	13,497.34
9	13,497.34	674.87	14,172.21	162.31	14,012.94
10	14,012.94	700.65	14,713.59	168.51	14,548.23

Cumulative Total	$1,431.79

Ivy Funds VIP Science and Technology

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.27	$10,384.00
2	10,384.00	519.20	10,903.20	124.87	10,780.67
3	10,780.67	539.03	11,319.70	129.64	11,192.49
4	11,192.49	559.62	11,752.11	134.59	11,620.04
5	11,620.04	581.00	12,201.05	139.74	12,063.93
6	12,063.93	603.20	12,667.13	145.07	12,524.77
7	12,524.77	626.24	13,151.01	150.62	13,003.22
8	13,003.22	650.16	13,653.38	156.37	13,499.94
9	13,499.94	675.00	14,174.94	162.34	14,015.64
10	14,015.64	700.78	14,716.42	168.54	14,551.04

Cumulative Total	$1,432.05

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolios in--

  the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail each Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios' most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolios are available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Trust's SEC file number is: 811-5017.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

April 30, 2009

--------------------------------------------------------------------------------------------------------------------

Ivy Funds Variable Insurance Portfolios (formerly, Ivy Funds Variable Insurance Portfolios, Inc.) (Trust) is a management investment company, commonly known as a mutual fund, that has twenty-five separate portfolios (each, a Portfolio, and collectively, the Portfolios), each with separate objectives and investment policies. This Prospectus offers one Portfolios of the Trust, Ivy Funds VIP Science and Technology.

  Ivy Funds VIP Science and Technology seeks long-term capital growth.

This Prospectus contains concise information about the Portfolio of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (collectively, Policies) offered by certain select insurance companies (Participating Insurance Companies). This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved these securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

__________________________________________________________________________________

Fund Overview
More about the Portfolio
Additional Information about Principal Investment Strategies,
Other Investments and Risks
Additional Investment Considerations
Defining Risks
The Management of the Portfolio
Buying and Selling Portfolio Shares
Distributions and Taxes
Financial Highlights
Appendix A: Hypothetical Investment and Expense Information

FUND OVERVIEW

General Information

The following section, the Fund Overview, provides specific information about the Portfolio, including information regarding the Portfolio's investment objective, principal strategies, principal risks, performance and fees. The Portfolio's investment objective can be changed by the Trust's Board of Trustees without shareholder approval. You can use the Fund Overview to compare the Portfolio with other mutual funds. More detailed information about the risks and investment techniques of the Portfolio can be found in "More about the Portfolio." "You" and "your" refer to both direct shareholders (the Participating Insurance Companies' separate accounts (Variable Accounts) that invest assets on behalf of their contract holders) and contract holders who invest in the Portfolio indirectly through their Policies (Policyowners).

The Fund Overview contains a discussion of the principal risks of investing in the Portfolio. As with any mutual fund, there can be no guarantee that the Portfolio will meet its objective or that the Portfolio's performance will be positive for any period of time.

____________________________________________________________________________________

IVY FUNDS VIP SCIENCE AND TECHNOLOGY

(formerly, W&R Target Science and Technology Portfolio)

OBJECTIVE

Ivy Funds VIP Science and Technology seeks long-term capital growth.

PRINCIPAL STRATEGIES

Ivy Funds VIP Science and Technology seeks to achieve its objective of growth by concentrating its investments primarily in the equity securities of domestic and foreign science and technology companies. Under normal market conditions, the Portfolio invests at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of scientific or technological discoveries. Science and technology companies are companies whose products, processes or services, in the opinion of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio's investment manager, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Portfolio may also invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size, and may invest without limitation in foreign securities.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO aims to identify strong secular trends within industries and then applies a bottom-up stock selection process by considering a number of factors in selecting securities for the Portfolio. These may include but are not limited to the following regarding a company:

  growth potential
  earnings potential
  quality of management
  industry position/market size potential
  applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated due to a change in management, change in strategy and/or a change in its financial characteristics. WRIMCO may also sell a security to reduce the Portfolio's holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

A variety of factors can affect the investment performance of Ivy Funds VIP Science and Technology. These include:

  securities selected for the Portfolio may not perform as well as the securities held by other mutual funds with investment objectives that are similar to that of the Portfolio (management risk)
  equity securities typically represent a proportionate ownership interest in a company. The market value of equity securities can fluctuate significantly even where management risk is not a factor. You could lose money if you redeem your Portfolio shares at a time when the Portfolio is not performing as well as expected the mix of securities held by the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industry changes in foreign currency exchange rates, which may affect the value of the securities the Portfolio holds the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry rapid obsolescence of products or processes of companies in which the Portfolio invests government regulation in the science and technology industry the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds
  WRIMCO's skill in evaluating and selecting securities for the Portfolio adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio's holdings to fall as part of a broad market decline recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. These events have also decreased liquidity in some markets and may continue to do so

Because the Portfolio concentrates its investments in science and technology companies, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than an investment portfolio that does not concentrate its investments in a single industry.

Market risk for small or medium-sized companies may be greater than that for large companies. For example, smaller companies may have less certain growth prospects, limited financial resources, limited product lines, volatile trading and price fluctuation or inexperienced management.

Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio's performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research more difficult. There is the possibility that, under unusual international monetary or political conditions, the Portfolio's assets might be more volatile than would be the case with other investments. The risks of investing in foreign securities are more acute in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies, since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than those of developed countries.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

For more information about the Portfolio's principal investment strategies and risks, please see "Additional Information about Principal Investment Strategies, Other Investments and Risks."

WHO MAY WANT TO INVEST

Ivy Funds VIP Science and Technology may be appropriate for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies or in securities of companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. This Portfolio may not be suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in Ivy Funds VIP Science and Technology by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.

  The bar chart presents the annual total returns and shows how performance has varied from year to year over the past ten calendar years.
  The performance table shows average annual total returns and compares them to the market indicators listed.
  The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio's past performance does not necessarily indicate how it will perform in the future.

The Portfolio's shares are sold only to Variable Accounts that fund Policies. If the sales charges and expenses charged by these Policies were included, the total returns shown would be lower.

Investment return shown is past performance, and current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Please call 1.888.WADDELL for the Portfolio's most recent month-end performance.

Chart of Year-by-Year Returns
as of December 31 each year

1999	174.66%*
2000	-21.15%
2001	-11.91%
2002	-23.99%
2003	30.46%
2004	16.25%
2005	17.25%
2006	7.87%
2007	24.37%
2008	-33.89%

In the period shown in the chart, the highest quarterly return was 83.08% (the fourth quarter of 1999) and the lowest quarterly return was -19.39% (the second quarter of 2000).

*A substantial portion of the Portfolio's returns during the period is attributable to investments in IPOs. No assurance can be given that future IPOs in which the Portfolio invests will have as equally beneficial an impact on performance.

Average Annual Total Returns
as of December 31, 2008

	1 Year	5 Years	10 Years
Shares of Ivy Funds VIP Science
and Technology	-33.89%	3.87%	8.62%
S&P North American Technology
Sector Index[1]	-43.32%	-5.38%	-5.21%
Lipper Variable Annuity Science &
Technology Funds Universe Average[2]	-45.44%	-4.92%	-1.57%

1Reflects no deduction for fees, expenses or taxes.

2Net of fees and expenses.

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with investment objectives similar to that of the Portfolio.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Ivy Funds VIP Science and Technology. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

Shareholder Fees
(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets)
Management Fees[1]	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

1The expenses shown for Management Fees reflect the maximum annual fee payable; however, a reduction in the Portfolio's management fee rate pursuant to a management fee waiver became effective October 1, 2006, and will remain in effect through September 30, 2016. If this waiver were reflected in the above table, the Management Fees would have been 0.83% and the Total Annual Portfolio Operating Expenses would have been 1.16%.

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$120	$375	$649	$1,432

MORE ABOUT THE PORTFOLIO

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES, OTHER INVESTMENTS AND RISKS

Ivy Funds VIP Science and Technology: The Portfolio seeks to achieve its objective of long-term capital growth by investing primarily in the equity securities of domestic and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO's opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Portfolio may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. There is no guarantee, however, that the Portfolio will achieve its objective.

In its selection of securities for investment by the Portfolio, WRIMCO aims to identify stocks that it believes to be benefiting from the world's strongest secular economic trends, and then applies its bottom-up research to identify what it believes are the best holdings for the Portfolio.

The Portfolio may invest in, but is not limited to, areas such as:

  aerospace and defense electronics
  biotechnology
  business machines
  cable and broadband access
  communications equipment and software
  computer software and services
  computer systems
  electronics and energy
  electronic media
  genomics
  internet and internet-related services
  medical devices and drugs
  medical and hospital supplies and services
  office equipment, supplies and services (including transaction processing services)

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities.

The Portfolio may, but is not required to, use a range of derivative investment techniques, typically options on common stocks, to hedge various market risks as well as a supplement in pursuit of its investment objective.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. government securities or other debt securities, mostly of investment grade. However, by taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Risks. An investment in Ivy Funds VIP Science and Technology is subject to various risks, including the following:

  Company Risk
  Concentration Risk
  Derivatives Risk
  Diversification Risk
  Emerging Market Risk
  Foreign Currency Risk
  Foreign Securities Risk
  Growth Stock Risk
  Initial Public Offering Risk
  Investment Company Securities Risk
  Liquidity Risk
  Market Risk
  Mid Size Company Risk
  Small Company Risk

A description of these risks is set forth in Defining Risks below. Additional risk information, as well as additional information on securities and other instruments in which the Portfolio may invest, is provided in the Statement of Additional Information (SAI.).

ADDITIONAL INVESTMENT CONSIDERATIONS

The objective and investment policies of the Portfolio may be changed by the Trustees of the Trust without a vote of the Portfolio's shareholders, unless a policy or restriction is otherwise described.

Because the Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of the Portfolio's investments and the income it generates will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the skill of WRIMCO in selecting investments.

The Portfolio may also invest in and use certain other types of securities and instruments in seeking to achieve its objective. For example, the Portfolio may invest in options, futures contracts and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. Certain types of the Portfolio's authorized investments and strategies, such as derivative instruments and foreign securities involve special risks. Depending on how much the Portfolio invests or uses these strategies, these special risks may become significant.

The Portfolio may actively trade securities in seeking to achieve its objective. Factors that can lead to active trading include market volatility, a significant positive or negative development concerning a security, an attempt to maintain the Portfolio's market capitalization target, and the need to sell a security to meet redemption activity. Actively trading securities may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolio.

The Portfolio generally seeks to be fully invested, except to the extent that it takes a temporary defensive position. In addition, at times, WRIMCO may invest a portion of the Portfolio's assets in cash or cash equivalents if WRIMCO is unable to identify and acquire a sufficient number of securities that meet WRIMCO's selection criteria for implementing the Portfolio's investment objective, strategies and policies.

You will find more information in the SAI about the Portfolio's permitted investments and strategies, as well as the restrictions that apply to them.

A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's securities holdings is available in the SAI.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Trust's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at www.waddell.com

Defining Risks

Company Risk -- An individual security may perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Concentration Risk -- Since the Portfolio invests more than 25% of its total assets in a particular industry, the Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than a fund that does not concentrate its investments in a single industry. Securities of companies within specific industries or sectors of the economy may periodically perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions regarding a sector or company.

Derivatives Risk -- A derivative is a financial instrument whose value is "derived," in some manner, from the price of another security, index, asset or rate. Derivatives include options, futures contracts and swaps, among a wide range of other instruments. The principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative's value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of WRIMCO as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

Options, futures contracts and swaps are common types of derivatives that the Portfolio may occasionally use. An option is the right to buy and sell a security or other instrument, index, or commodity at a specific price on or before a specific date. A futures contract is an agreement to buy or sell a security or other instrument, index or commodity at a specific price on a specific date. A swap is an agreement involving the exchange by a Portfolio with another party of their respective commitments to pay or receive payments at specified dates on the basis of a specified amount. Other types of derivatives include caps, floors and collars.

Derivatives are subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Portfolio as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, such as those experienced in the subprime mortgage market over recent months, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty.

Diversification Risk -- A Portfolio is subject to diversification risk if it may invest more than 5% of its total assets in the securities of a single issuer with respect to up to 25% of its total investment portfolio; the Portfolio is considered diversified, as defined in the 1940 Act, if it does not invest more than 5% of its total assets in the securities of a single issuer with respect to 75% of its total investment portfolio. A Portfolio's performance may be more susceptible to a single economic, regulatory or technological occurrence than if it had a more diversified investment portfolio.

Emerging Market Risk -- Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of those countries may have failed in the past to recognize private property rights and have nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Portfolio's investments in those countries and the availability of additional investments in those countries. The small size and inexperience of the securities markets in such countries and the limited volume of trading in securities in those countries may make the Portfolio's investments in such countries illiquid and more volatile than investments in more developed countries, and the Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

Foreign Currency Risk -- Foreign securities may be denominated in foreign currencies. The value of the Portfolio's investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

Foreign Securities Risk -- Investing in foreign securities involves a number of economic, financial and political considerations that are not associated with the domestic markets and that could affect the Portfolio's performance unfavorably, depending upon prevailing conditions at any given time. For example, the securities markets of many foreign countries may be smaller, less liquid and subject to greater price volatility than those in the United States. Foreign investing also may involve brokerage costs and tax considerations that are not usually present in the domestic markets.

Other factors that can affect the value of the Portfolio's foreign investments include the comparatively weak supervision and regulation by some foreign governments of securities exchanges, brokers and issuers, and the fact that many foreign companies may not be subject to uniform accounting, auditing and financial reporting standards. It also may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Settlement of portfolio transactions also may be delayed due to local restrictions or communication problems, which can cause the Portfolio to miss attractive investment opportunities or impair its ability to dispose of securities in a timely fashion (resulting in a loss if the value of the securities subsequently declines).

Growth Stock Risk -- Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Initial Public Offering Risk - Investments in IPOs can have a significant positive impact on the Portfolio's performance; however, the positive effect of investments in IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as the Portfolio grows.

Investment Company Securities Risk -- As a shareholder in an investment company, the Portfolio would bear its pro rata share of that investment company's expenses, which could result in duplication of certain fees, including management and administrative fees.

The Portfolio may invest in ETFs as a means of tracking the performance of a designated stock index while maintaining liquidity or to gain exposure to precious metals and other commodities without purchasing them directly. Since many ETFs are a type of investment company, the Portfolio's purchases of shares of such ETFs are subject to the Portfolio's investment restrictions regarding investments in other investment companies.

ETFs have a market price which reflects a specified fraction of the value of the designated index or underlying basket of commodities or commodities futures and are exchange-traded. As with other equity securities transactions, brokers charge a commission in connection with the purchase and sale of shares of ETFs. In addition, an asset management fee is charged in connection with the management of the ETF's portfolio (which is in addition to the investment management fee paid by the Portfolio).

Investments in an ETF generally present the same primary risks as investments in conventional funds, which are not exchange-traded. The price of an ETF can fluctuate, and the Portfolio could lose money investing in an ETF. In addition, ETFs are subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade at a premium or discount to its NAV; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange officials determine such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

Liquidity Risk -- Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies, foreign companies, companies in emerging markets or certain instruments such as derivatives are subject to a variety of risks, including potential lack of liquidity.

Market Risk -- All securities may be subject to adverse trends in equity markets. Securities are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. In addition, prices are affected by the outlook for overall corporate profitability. Market prices of equity securities are generally more volatile than debt securities. This may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer or the market as a whole. As a result, a portfolio of such securities may underperform the market as a whole.

Mid Size Company Risk -- Securities of mid capitalization companies may be more vulnerable to adverse developments than those of large companies due to such companies' limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

Small Company Risk -- Equity securities of small capitalization companies (including small capitalization REITs) are subject to greater price volatility, lower trading volume and less liquidity due to, among other things, such companies' small size, limited product lines, limited access to financing sources and limited management depth. In addition, the frequency and volume of trading of such securities may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling securities of small capitalization companies at the desired time.

The Management of the Portfolio

Portfolio Management

The Portfolio of the Trust is managed by WRIMCO, subject to the authority of the Trust's Board of Trustees. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio's investments. WRIMCO and/or its predecessor have served as investment manager to the Portfolios since their inception and to each of the registered investment companies in Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, each of the funds in Ivy Funds, Inc. (formerly, W&R Funds, Inc.) was also managed by WRIMCO. On June 30, 2003, WRIMCO assigned the Investment Management Agreement with Ivy Funds, Inc. to Ivy Investment Management Company (IICO), an affiliate of WRIMCO. IICO is also the investment manager for Ivy Funds, which together with Ivy Funds, Inc. comprise the Ivy Family of Funds. WRIMCO had approximately $27.3 billion in assets under management as of December 31, 2008.

Ivy Funds VIP Science and Technology: Zachary H. Shafran is primarily responsible for the day-to-day management of Ivy Funds VIP Science and Technology. Mr. Shafran has held his responsibilities for Ivy Funds VIP Science and Technology since February 2001. He is Senior Vice President of WRIMCO and IICO, Vice President of the Trust and Vice President of other investment companies for which WRIMCO or IICO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or IICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996. Mr. Shafran earned a BSBA degree in Business and an MBA in Business from the University of Missouri at Kansas City.

Additional information regarding the portfolio manager, including information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities, is included in the SAI.

Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolio.

Management and Other Fees

Like all mutual funds, the Portfolio pays fees related to its daily operations. Expenses paid out of the Portfolio's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

The Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. The Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of: 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

Effective October 1, 2006, and at least through September 30, 2016, the investment management fee rates for the Portfolio are reduced pursuant to a management fee waiver as follows: 0.83% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

For the fiscal year ended December 31, 2008, management fees for the Portfolio as a percent of the Portfolio's average net assets were: 0.83%.

A discussion regarding the basis of the approval by the Board of Trustees of the advisory contract of the Portfolio is available in the Trust's Annual Report to Shareholders for the period ended December 31, 2008.

The Trust has adopted a Service Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Portfolio may pay daily a fee to Waddell & Reed, Inc. (Waddell & Reed), an affiliate of WRIMCO and the Trust's principal underwriter, in an amount not to exceed 0.25% of the Portfolio's average annual net assets. The fee is to be paid to compensate Waddell & Reed and unaffiliated third parties for amounts expended in connection with the provision of personal services to Policyowners. These fees are paid out of the Portfolio's assets on an on-going basis, and over time, these fees will increase the cost of the investment and may cost you more than paying other types of sales charges.

In addition to commissions, Nationwide Life Insurance Company and Minnesota Life Insurance Company each pay Waddell & Reed a marketing allowance in an amount equal to 0.25% annually of the average daily account value of all variable annuity assets for products distributed by Waddell & Reed. The marketing allowance is paid to Waddell & Reed by Nationwide on a monthly basis and by Minnesota Life on a quarterly basis.

Regulatory Matters

On July 24, 2006, WRIMCO, Waddell & Reed, Inc. and Waddell & Reed Services Company (WRSCO) (collectively, W&R) reached a settlement with each of the SEC, the New York Attorney General (NYAG) and the Securities Commissioner of the State of Kansas to resolve proceedings brought by each regulator in connection with its investigation of frequent trading and market timing in certain funds within Waddell & Reed Advisors Funds.*

Under the terms of the SEC's cease-and desist order (SEC Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among other provisions W&R has agreed to: pay $40 million in disgorgement and $10 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the Federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to periodically review W&R's supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (described below). According to the SEC Order, the SEC found that some market timers made profits in some of the funds within Waddell & Reed Advisors Funds, and that this may have caused some dilution in those funds. Also, the SEC found that W&R failed to make certain disclosures to Waddell & Reed Advisors Funds' Board of Trustees and shareholders regarding the market timing activity and W&R's acceptance of service fees from some market timers.

The Assurance of Discontinuance with the NYAG (NYAG Settlement), pursuant to which W&R neither admitted nor denied any of the findings contained therein, among its conditions requires that W&R: reduce the aggregate investment management fees paid by the funds within Waddell & Reed Advisors Funds and by the Trust (the Affected Funds) by $5 million per year for five years, for a projected total of $25 million in investment management fee reductions (please see footnote 1 to the Portfolio's Fees and Expenses table); bear the costs of an independent fee consultant to be retained by the Affected Funds' Disinterested Trustees to review and consult regarding the Affected Funds' investment management fee arrangements; and make additional investment management fee-related disclosures to Affected Fund shareholders. The NYAG Settlement also effectively requires that the Affected Funds implement certain governance measures designed to maintain the independence of the Affected Funds' Boards of Trustees and appoint an independent compliance consultant responsible for monitoring the Affected Funds' and WRIMCO's compliance with applicable laws.

The consent order issued by the Securities Commissioner of the State of Kansas (Kansas Order), pursuant to which W&R neither admitted nor denied any of the findings contained therein, requires W&R to pay a fine of $2 million to the Office of the Commissioner.

The SEC Order further requires that the $50 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with W&R, and that is agreed to by the SEC staff and the Affected Funds' Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Affected Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Affected Funds due to market timing. Therefore, it is not currently possible to specify which particular Affected Fund shareholders or groups of Affected Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts. However, as noted above, the SEC Order makes certain findings with respect to market timing activities in some of the funds within Waddell & Reed Advisors Funds only. Accordingly, it is not expected that shareholders of the Trust will receive distributions of settlement monies.

The foregoing is only a summary of the SEC Order, NYAG Settlement and Kansas Order. A copy of the SEC Order is available on the SEC's website at http://www.sec.gov. A copy of the SEC Order, NYAG Settlement and Kansas Order is available as part of the Waddell & Reed Financial, Inc. Form 8-K as filed on July 24, 2006.

*In the "Regulatory Matters" section: any reference to the funds within Waddell & Reed Advisors Funds means the corporate entities (or series thereof) to which such funds are the successors; any reference to the Trust means W&R Target Funds, Inc., which changed its name to Ivy Funds Variable Insurance Portfolios, Inc., to which the Trust is the successor; and any reference to a Board of Trustees or the Trustees means the Board of Directors or the Directors, as applicable, of the respective predecessor entities of Waddell & Reed Advisors Funds and the Trust.

BUYING AND SELLING PORTFOLIO SHARES

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WHO CAN BUY SHARES OF THE PORTFOLIO

Shares of the Portfolio are currently sold to Variable Accounts of Participating Insurance Companies to fund benefits payable under the Policies under the Trust's "Mixed and Shared" Exemptive Order (Order). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio is known as "mixed funding." Shares of the Portfolio are not sold to individual investors.

The Variable Accounts purchase shares of the Portfolio in accordance with Variable Account allocation instructions received from Policyowners. The Portfolio then uses the proceeds to buy securities for its portfolio.

Because Policies may have different provisions with respect to the timing and method of purchases and exchanges, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Please check with the Participating Insurance Company to determine if the Portfolio is available under your Policy. This Prospectus should be read in conjunction with the prospectus of the separate account of your specific Policy.

The Portfolio currently does not foresee any disadvantages to Policyowners arising out of the fact that the Portfolio may offer its shares to the Variable Accounts of various Participating Insurance Companies to fund benefits of their Policies. Nevertheless, as a condition of the Trust's Order, the Trust's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Companies' Variable Accounts might be required to withdraw their investments in the Portfolio and shares of another fund may be substituted. This might force the Portfolio to sell its securities at disadvantageous prices.

The principal underwriter of the Portfolios is Waddell & Reed.

Purchase Price

The purchase price of each share of the Portfolio is its NAV next determined after the order is received in good order by the Portfolio or its agent. No sales charge is imposed on the purchase of the Portfolio's shares; however, your Policy may impose a sales charge. The NAV for a share of the Portfolio is determined by dividing the total market value of the securities and other assets of the Portfolio, less the liabilities of the Portfolio, by the total number of outstanding shares of the Portfolio. In general, NAV is determined at the close of regular trading on the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Portfolio may reject any order to buy shares and may suspend the sale of shares at any time.

Net Asset Value

In the calculation of the Portfolio's NAV:

  The securities held by the Portfolio that are traded on an exchange are ordinarily valued at the last sale price prior to the time of valuation.
  Stocks that are traded over-the-counter are valued using the National Association of Securities Dealers Automated Quotations (NASDAQ) Official Closing Price (NOCP), as determined by NASDAQ, or, lacking an NOCP, the last current reported sales prices as of the time of valuation on NASDAQ or, lacking any current reported sales on NASDAQ, at the time of valuation at the average of the last bid and asked prices.
  Bonds (other than convertible bonds), municipal bonds, U.S. government securities, mortgage-backed securities and swap agreements are ordinarily valued according to prices quoted by an independent pricing service.
  Convertible bonds are ordinarily valued at the last sale price prior to the time of valuation or, if none is reported, by an independent pricing service.
  Short-term debt securities are valued at amortized cost, which approximates market value.
  Other investment assets for which market prices are unavailable or not reflective of current market value are valued at their fair value by or at the direction of the Trust's Board of Trustees, as discussed below.

The NAV per share of the Portfolio is normally computed daily as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by the Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

As noted in this Prospectus, the Portfolio may invest in securities listed on foreign exchanges, or otherwise traded in a foreign market, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of the Portfolio's shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio's shares.

When the Portfolio believes a reported market price for a security does not reflect the amount the Portfolio would receive on a current sale of that security, the Portfolio may substitute for the market price a fair-value estimate made according to procedures approved by the Trust's Board of Trustees. The Portfolio also may use these procedures to value certain types of illiquid securities. In addition, fair value pricing generally will be used by a Portfolio if the exchange on which a security is traded closes early or if trading in a particular security is halted during the day and does not resume prior to the time the Portfolio's NAV is calculated.

The Portfolio also may use these methods to value securities that trade in a foreign market if a significant event that appears likely to materially affect the value of foreign investments or foreign currency exchange rates occurs between the time that foreign market closes and the time the NYSE closes. Some Portfolios, which may invest a significant portion of their assets in foreign securities, also may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. In that case, such investments or exchange rates may be valued at their fair values as determined according to the procedures approved by the Trust's Board of Trustees. Significant events include, but are not limited to, (1) those impacting a single issuer, (2) governmental actions that affect securities in one sector, country or region, (3) natural disasters or armed conflicts affecting a country or region, and (4) significant domestic or foreign market fluctuation. WRIMCO has retained a third-party pricing service (the Service) to assist in valuing foreign securities, if any, held by the Portfolio. The Service conducts a screening process to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where WRSCO, the Portfolio's transfer agent, in accordance with guidelines adopted by the Trust's Board of Trustees, believes, at the approved degree of certainty, that the price is not reflective of current market price, WRSCO may use the indication of fair value from the Service to determine the fair value of the security. The Service, the methodology or the degree of certainty may change from time to time. The Trust's Board of Trustees regularly reviews, and WRSCO regularly monitors and reports to the board, the Service's pricing of the Portfolio's foreign securities, as applicable.

Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event -- thus potentially alleviating arbitrage opportunities with respect to Portfolio shares. Another effect of fair valuation on the Portfolio is that the Portfolio's NAV will be subject, in part, to the judgment of the Trust's Board of Trustees or its designee instead of being determined directly by market prices. When fair value pricing is applied, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities, and therefore, the Portfolio purchasing or redeeming shares on a particular day might pay or receive more or less than would be the case if a security were valued differently. It also may affect all shareholders in that if Portfolio assets were paid out differently due to fair value pricing, all shareholders will be impacted incrementally. There is no assurance, however, that fair value pricing will more accurately reflect the value of a security on a particular day than the market price of such security on that day or that it will prevent or alleviate the impact of market timing activities. For a description of market timing activities, please see "Market Timing Policy."

Selling Shares

Shares of the Portfolio may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received in good order by the Portfolio or its agent. Of course, the value of the shares redeemed may be more or less that their original purchase price depending upon the market value of the Portfolio's investments at the time of the redemption.

Because Policies may have different provisions with respect to the timing and method of redemptions, Policyowners should contact their Participating Insurance Company directly for details concerning these transactions.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Trust may suspend the right of redemption of shares of the Portfolio and may postpone payment for any period if any of the following conditions exist:

  the NYSE is closed other than customary weekend and holiday closings or trading on the NYSE is restricted the SEC has determined that a state of emergency exists which may make payment or transfer not reasonably practicable the SEC has permitted suspension of the right of redemption of shares for the protection of the security holders of the Trust applicable laws and regulations otherwise permit the Trust to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Except as otherwise noted, and via the Participating Insurance Company, a Policyowner may indirectly sell shares and buy shares of another Portfolio within the Trust, also known as a transfer or an exchange privilege.

Market Timing Policy of the Trust

The Portfolios of the Trust are intended for long-term investment purposes. The Trust and/or the Participating Insurance Companies will take steps to seek to deter frequent purchases and redemptions in Portfolio shares (market timing activities). Market timing activities, especially those involving large dollar amounts, may disrupt portfolio investment strategies and may increase expenses and negatively impact investment returns for all Portfolio shareholders, including long-term shareholders. Market timing activities also may increase the expenses of WRSCO and/or Waddell & Reed, thereby indirectly affecting the Portfolio's shareholders.

Certain Portfolios may be more attractive to investors seeking to engage in market timing activities. For example, to the extent that a Portfolio invests a significant portion of its assets in foreign securities, the Portfolio may be susceptible to a time zone arbitrage strategy in which investors seek to take advantage of Portfolio share prices that may not reflect developments in foreign securities markets that occurred after the close of such market but prior to the pricing of Portfolio shares. A Portfolio that invests in securities that are, among other things, thinly traded or traded infrequently is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. An investor may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as price arbitrage). Price arbitrage is more likely to occur in a Portfolio that invests a significant portion of its assets in small cap companies or in a Portfolio that invests a significant portion of its assets in high-yield fixed income securities.

To discourage market timing activities by investors, the Trust's Board of Trustees has adopted a market timing policy and has approved the procedures of WRSCO, the Portfolios' transfer agent, for implementing this policy. WRSCO's procedures reflect the criteria that it has developed for purposes of identifying trading activity in Portfolio shares that may be indicative of market timing activities and outline how WRSCO will monitor transactions in Portfolio shares. In its monitoring of trading activity in Portfolio shares, on a periodic basis, WRSCO typically reviews Portfolio share transactions that exceed certain monetary thresholds and/or numerical transaction limits within a particular time period. In its attempt to identify market timing activities, WRSCO considers many factors, including (but not limited to) the frequency, size and/or timing of the investor's transactions in Portfolio shares. If WRSCO identifies what it believes to be market timing activities, WRSCO and/or Waddell & Reed will coordinate with the applicable Participating Insurance Company so that it may notify the investors involved, reject or restrict a purchase or exchange order and/or prohibit those investors from making further purchases of Portfolio shares. The Portfolios also may restrict their exchange privileges in order to protect Portfolio shareholders. Transactions placed in violation of a Portfolio's market timing policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by the Portfolio.

Due to the complexity and subjectivity involved in identifying market timing activities and the volume of shareholder transactions that WRSCO processes, there can be no assurance that the Portfolios' and WRSCO's policies and procedures will identify all trades or trading practices that may be considered market timing activity. WRSCO may modify its procedures for implementing the Portfolios' market timing policy and/or its monitoring criteria at any time without prior notice. The Portfolios, WRSCO and/or Waddell & Reed shall not be liable for any loss resulting from rejected purchase orders or exchanges.

The Portfolio seeks to apply its market timing policy uniformly to all shareholders and prospective investors. Although the Portfolios, Waddell & Reed and WRSCO make efforts to monitor for market timing activities and will seek the assistance of the Participating Insurance Companies through which Portfolio shares are purchased or held, the Portfolios cannot always identify or detect excessive trading that may be facilitated by a Participating Insurance Company or made difficult to identify by the use of omnibus accounts by the Participating Insurance Companies, mainly due to the fact that the Participating Insurance Companies maintain the underlying Policyowner account, and the Portfolio must analyze omnibus account level activity and then request additional shareholder level activity on the underlying investors where omnibus account level activity warrants further review. Accordingly, there can be no assurance that the Portfolios will be able to eliminate all market timing activities.

Apart from actions taken by the Portfolio, Policyowners also may be subject to restrictions imposed under their Policies with respect to short-term trading and the trading restrictions imposed by the Participating Insurance Companies that maintain the underlying account(s).

The Portfolio's market timing policy, in conjunction with the use of fair value pricing, is intended to reduce a Policyowner's ability to engage in market timing activities, although there can be no assurance that the Portfolio will eliminate market timing activities.

Additional Compensation to Intermediaries

Waddell & Reed and/or its affiliates (collectively, W&R) may make payments for marketing, promotional or related services by:

  Participating Insurance Companies for whose Policies the Portfolio is an underlying investment option or broker-dealers and other financial intermediaries that sell Policies that include the Portfolio as an underlying investment option.

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of the Portfolio on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from W&R's own legitimate profits and may be in addition to any Rule 12b-1 payments, if applicable, that are paid by the Portfolio. Because revenue sharing payments are paid by W&R, and not from the Portfolio's assets, the amount of any revenue sharing payments is determined by W&R.

In addition to the revenue sharing payments described above, W&R may offer other incentives to sell Policies for which the Portfolio is an investment option in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals.

The recipients of such incentives may include:

  financial advisors affiliated with W&R;
  broker-dealers and other financial intermediaries that sell such Policies and insurance companies that include shares of the Portfolio as an underlying investment option.

Payments may be based on current or past sales of Policies investing in shares of the Portfolio, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for a Participating Insurance Company or intermediary or their employees or associated persons to recommend a particular Policy for which the Portfolio is an underlying investment option instead of recommending options offered by competing insurance companies.

In addition, W&R may compensate Participating Insurance Companies for administrative and shareholder services provided to Policyowners.

Notwithstanding the additional compensation described above, WRIMCO is prohibited from considering a broker-dealer's sale of the Portfolio's shares, or the inclusion of the Portfolio in a Policy provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for execution of Portfolio transactions.

Portfolio transactions nevertheless may be executed with broker-dealers who coincidentally may have assisted customers in the purchase of Policies for which the Portfolio is an underlying investment option, issued by Participating Insurance Companies, although neither such assistance nor the volume of shares sold of the Portfolio or any affiliated investment company is a qualifying or disqualifying factor in WRIMCO's selection of such broker-dealer for portfolio transaction execution.

The Participating Insurance Company that provides your Policy also may provide similar compensation to broker-dealers and other financial intermediaries in order to promote the sale of such Policies. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

__________________________________________________________________________________

DISTRIBUTIONS

The Portfolio distributes substantially all of its net investment income and net capital gains each year.

Declared and paid annually in May: Net investment income from the Portfolio and net realized long-term and/or short-term capital gains from the Portfolio

Dividends declared for a particular day are paid to shareholders of record at the close of business on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record at the close of business on the preceding Thursday (or Wednesday if that Thursday is not a business day). Dividends are paid in additional full and fractional shares of the Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term and/or short-term capital gains, if any, of the Portfolio are declared and paid annually in May in additional full and fractional shares of the Portfolio.

Federal tax laws require the Portfolio to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the Portfolio should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the Portfolio, as well as capital gains realized by the Portfolio on the sale of its investment securities.

TAXES

The Portfolio is treated as a separate corporation, and intends to continue to qualify to be treated as a regulated investment company (RIC), for Federal tax purposes. The Portfolio will be so treated if it meets specified Federal income tax rules, including requirements regarding types of investments, limits on investments, types of income and distributions. The Portfolio that satisfies those requirements is not taxed at the entity level on the net income and gains it distributes to its shareholders.

It is important for the Portfolio to maintain its RIC status (and to satisfy certain other requirements), because the Portfolio shareholders, which are the Variable Accounts of the Participating Insurance Companies, will then be able to use a "look-through" rule in determining whether the Policies indirectly funded by the Portfolio meet the investment diversification rules that apply to those Accounts. If the Portfolio failed to meet those diversification rules, owners of Policies funded through the Portfolio would be taxed immediately on the accumulated investment earnings under their Policies and would lose any benefit of tax deferral. Accordingly, WRSCO monitors the Portfolio's compliance with the applicable RIC qualification and Variable Account diversification rules.

You will find additional information in the SAI about Federal income tax considerations generally affecting the Portfolio.

Because the only shareholders of the Portfolio are the Variable Accounts, no further discussion is included here as to the Federal income tax consequences to the Portfolio's shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for your Policy. Prospective investors are urged to consult with their tax advisors.

Ivy Funds Variable Insurance Portfolios, Inc.*
Financial Highlights

The following information is to help you understand the financial performance of the Portfolio's shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and other distributions. This information has been audited by Deloitte & Touche LLP, whose Report of Independent Registered Public Accounting Firm, along with the Portfolio's financial statements and financial highlights for the fiscal period ended December 31, 2008, is included in the Trust's Annual Report to Shareholders, which is available upon request.

*Effective April 30, 2009, Ivy Funds Variable Insurance Portfolios, Inc. was reorganized into the Trust.

IVY FUNDS VIP SCIENCE AND TECHNOLOGY
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,
	-----------------------------------------------------------------------
	2008	2007	2006	2005	2004
	-------	-------	-------	-------	-------
Per-Share Data
Net asset value,
beginning of period	$17.9777	$17.7170	$16.8844	$14.4014	$12.3883
	------------	------------	------------	------------	------------
Income (loss) from investment operations:
Net investment loss	(0.0336)	(0.0712)	(0.1178)	(0.1145)	(0.0751)
Net realized and unrealized gain
(loss) on investments	(6.0778)	4.3892	1.4468	2.5975	2.0882
	------------	------------	------------	------------	------------
Total from investment operations	(6.1114)	4.3180	1.3290	2.4830	2.0131
	------------	------------	------------	------------	------------
Less distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)
Net realized gains	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Total distributions	(0.4412)	(4.0573)	(0.4964)	(0.0000)	(0.0000)
	------------	------------	------------	------------	------------
Net asset value,
end of period	$11.4251	$17.9777	$17.7170	$16.8844	$14.4014
	=======	=======	=======	=======	=======
Ratios/Supplemental Data
Total return	-33.89%	24.37%	7.87%	17.25%	16.25%
Net assets, end of period
(in millions)	$226	$396	$352	$361	$322
Ratio of expenses to
average net assets
including expense waiver	1.16%	1.15%	1.17%	1.17%	1.17%
Ratio of net investment
loss to average net assets
including expense waiver	-0.21%	-0.42%	-0.65%	-0.74%	-0.59%
Ratio of expenses to
average net assets
excluding expense waiver	1.18%	1.17%	1.18%	1.17%[1]	1.17%[1]
Ratio of net investment
loss to average net assets
excluding expense waiver	-0.23%	-0.44%	-0.66%	-0.74%[1]	-0.59%[1]
Portfolio turnover rate	62%	73%	71%	104%	107%

1There was no waiver of expenses during the period.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Portfolio's expenses, including investment advisory fees and other Portfolio costs, on the Portfolio's assumed returns over a ten-year period. These charts are provided pursuant to the NYAG Settlement, which is described in this Prospectus under "Regulatory Matters."

The chart shows the estimated cumulative expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of shares. The chart also assumes that the Portfolio's annual expense ratio stays the same throughout the ten-year period and that all dividends and other distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this Prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below. The chart does not reflect any fees and expenses imposed under the variable annuity contracts or variable life insurance policies through which the Portfolio is offered. If these fees and expenses were reflected, the hypothetical investment returns shown would be lower.

Ivy Funds VIP Science and Technology

Annual expense ratio	1.18%

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.27	$10,384.00
2	10,384.00	519.20	10,903.20	124.87	10,780.67
3	10,780.67	539.03	11,319.70	129.64	11,192.49
4	11,192.49	559.62	11,752.11	134.59	11,620.04
5	11,620.04	581.00	12,201.05	139.74	12,063.93
6	12,063.93	603.20	12,667.13	145.07	12,524.77
7	12,524.77	626.24	13,151.01	150.62	13,003.22
8	13,003.22	650.16	13,653.38	156.37	13,499.94
9	13,499.94	675.00	14,174.94	162.34	14,015.64
10	14,015.64	700.78	14,716.42	168.54	14,551.04

Cumulative Total	$1,432.05

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
______________________________________________________________________________
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
1100 Walnut, Suite 3300
Kansas City, Missouri 64106

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Transfer Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

Our INTERNET address is:
http://www.waddell.com

Ivy Funds Variable Insurance Portfolios

PROSPECTUS

You can get more information about the Portfolio in--

  the Statement of Additional Information (SAI), which contains detailed information about the Portfolio, particularly its investment policies and practices. You may not be aware of important information about the Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
  the Annual and Semiannual Reports to Shareholders, which detail the Portfolio's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolio's most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Trust or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report also may be requested at request@waddell.com. Additionally, the Prospectus, SAI and Annual and Semiannual Reports for the Portfolio is available on the Waddell & Reed website at www.waddell.com.

Information about the Trust (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and also may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room, Room 1580, 100 F Street, N.E., Washington, D.C., 20549. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202.551.5850.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913.236.2000
888.WADDELL

The Trust's SEC file number is: 811-5017.